UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

June 30, 2023

INSTITUTIONAL SHARES

CLASS A SHARES

CLASS C SHARES

Rational Equity Armor Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for each of the periods ended June 30, 2023, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	(1.33)%	(0.84)%	2.76%	3.24%	5.00%	N/A
Class A	(1.53)%	(1.03)%	2.49%	2.98%	4.74%	N/A
Class A with load	(6.24)%	(5.77)%	1.50%	2.48%	4.51%	N/A
Class C	(1.90)%	(1.83)%	1.72%	N/A	N/A	1.66%
S&P 500 Value Total Return Index (c)	12.15%	19.99%	10.58%	10.51%	7.44%	9.67%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2023 prospectus, the total annual operating expense are 1.22% for Institutional shares, 1.48% for A shares and 2.17% for C shares before fee waivers and/or expense reimbursements, if any. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to December 13, 2019 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is March 1, 2001 for Class A, Institutional and the benchmarks.

(b)	Inception date is January 3, 2014 for Class C and the benchmarks.

(c)	The S&P 500 Value Total Return Index uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry ^	% of Net Assets
Equity	28.2%
Internet Media & Services	8.2%
Software	6.4%
Insurance	6.0%
Banking	4.1%
E-Commerce Discretionary	3.9%
Technology Hardware	3.4%
Semiconductors	2.7%
Medical Equipment & Devices	2.2%
Electric Utilities	1.8%
Other/Short-Term Investments	33.1%
100.0%

^    Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Rational Tactical Return Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for each of the periods ended June 30, 2023, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	2.06%	2.53%	4.40%	1.55%	(0.69)%	N/A
Class A	1.94%	2.29%	4.21%	1.40%	(0.87)%	N/A
Class A with load	(2.91)%	(2.58)%	3.20%	0.91%	(1.16)%	N/A
Class C	1.53%	1.46%	3.37%	N/A	N/A	4.06%
S&P 500 Total Return Index (c)	16.89%	19.59%	12.31%	12.86%	9.20%	13.26%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2023 prospectus, the total annual operating expense are 2.09% for Institutional Class shares, 2.36% for Class A shares and 3.06% for Class C shares before fee waivers and/or expense reimbursements, if any. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800- 253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to December 5, 2017 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is May 1, 2007 for Class A, Institutional and the benchmark.

(b)	Inception date is May 31, 2016 for Class C and the benchmark.

(c)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top Holdings by Asset Type ^	% of Net Assets
U.S. Government & Agencies	64.2%
Other/Short-Term Investments	35.8%
100.0%

^    Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Rational Dynamic Brands Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for each of the periods ended June 30, 2023, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	21.54%	21.95%	9.20%	8.38%	10.20%	N/A
Class A	21.39%	21.65%	8.90%	8.09%	9.92%	N/A
Class A with load	15.60%	15.88%	7.85%	7.57%	9.66%	N/A
Class C	20.92%	20.75%	8.14%	N/A	N/A	6.03%
S&P 500 Total Return Index (c)	16.89%	19.59%	12.31%	12.86%	10.61%	11.91%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2023 prospectus, the total annual operating expense are 1.20% for Institutional shares, 1.47% for Class A shares and 2.18% for Class C shares before fee waivers and/or expense reimbursements, if any. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to October 17, 2017 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is September 27, 2002, for Class A, Institutional and the benchmark.

(b)	Inception date is January 2, 2014 for Class C and the benchmark.

(c)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Asset Management	22.7%
Apparel & Textile Products	13.1%
E-Commerce Discretionary	8.8%
Leisure Facilities & Services	8.3%
Internet Media & Services	8.2%
Technology Services	5.4%
Retail - Consumer Staples	4.8%
Software	4.6%
Technology Hardware	4.5%
Retail - Discretionary	4.3%
Other/Short-Term Investments	15.3%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Rational Strategic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for each of the periods ended June 30, 2023, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	15.92%	13.03%	3.36%	N/A	N/A	4.83%
Class A	15.68%	12.74%	3.11%	4.37%	5.23%	N/A
Class A with load	10.24%	7.32%	2.11%	3.87%	4.86%	N/A
Class C	15.30%	11.88%	2.34%	N/A	N/A	3.80%
S&P 500 Total Return Index (c)	16.89%	19.59%	12.31%	12.86%	13.65%	13.26%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2023 prospectus, the total annual operating expense are 2.46% for Institutional shares, 2.79% for Class A shares and 3.44% for Class C shares before fee waivers and/or expense reimbursements, if any. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll- free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to December 13, 2019 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is July 30, 2009 for Class A and the benchmark.

(b)	Inception date is May 31, 2016 for Class C, Institutional and the benchmark.

(c)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top Holdings by Asset Type ^	% of Net Assets
Fixed Income	51.0%
Alternative	26.6%
Other/Short-Term Investments	22.4%
100.0%

^    Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s total investments.

June 30, 2023

Rational ReSolve Adaptive Asset Allocation Fund (RDMIX | RDMAX | RDMCX) | Semi Annual Shareholder Letter (unaudited)

Dear Shareholders,

Portfolio Review

The Strategy underwent two notable phases during the first half of the year. The first quarter saw losses, particularly in March, following a severe jolt to the US banking system. This shock led to “the biggest one-day decline (of the 2-year Treasury note yield) since October 1, 1982” - a date that marked the first discount rate cut after the September 1981 peak in yields. Notably, the decline in the 2-year yield on March 13th surpassed any single-day drop during significant events such as the 2007-2009 financial crisis, the aftermath of 9/11 terrorist attacks, and the 1987 stock market crash.1

It is a testament to the strategy’s agility and risk management tools that, despite a net short exposure to government bonds coming into this episode (which had been an important source of positive returns over the previous 18 months), it experienced a relatively small loss. In contrast, the strategy regained some lost ground in the second quarter, largely due to a robust performance in April. The uplift came mainly from equity indices and currencies, while commodity positions largely detracted.

The Adaptive Asset Allocation strategy offers exposure to a global risk parity “beta” core stacked with an active macro trading “alpha” strategy. Losses on the alpha overlay, especially in March and June, were largely countered by gains from the risk parity core.

Figure 1. Performance Attribution – H1 2023

Note: Results may differ due to rounding. Performance is expressed in USD. Strategy attribution is a best-efforts approximation due to rounding and trade timing, net of all applicable borrowing costs, fees, and fund accruals for the period.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. To obtain the most recent month end performance information please call 800-253-0412 or visit www.rationalmf.com.

Equity indices were by far the best performers, led by longs in Japanese Nikkei and TOPIX, followed by longs in the Italian MIB, French CAC40 and Spanish IBEX. Short UK FTSE and active trading in the Aussie200 and S&P500 also contributed positively.

Currencies also offered important gains, primarily from short the Japanese Yen against the US Dollar. Short Aussie Dollar and active trading in the British Pound further enhanced returns.

Energies were the worst performers, largely from active trading in Brent crude and long WTI crude. Active trading in natural gas and heating oil offered important offsetting gains.

Grains also detracted, especially from longs in soy meal, Kansas City wheat and corn, and active trading soybeans and bean oil. Short wheat contributed positively.

Bonds saw losses primarily from active trading in the Canadian 10-year and US 5-year Treasury, long US 10-year Treasury, and short German 5-year Bobl. Long UK 10-year Gilt and short German 30-year Buxl countered some of the losses.

Metals underperformed primarily due to short exposure to gold, and long copper and platinum.

General Market Review

The seesaw of cyclical and structural forces pulling in opposite directions continues to add increasing complexity to the future path of US interest rates, one of the most critical variables in determining risk appetite for global assets. Rates, bonds, equities, and energies have been mired in loose ranges for many months while economic forces play out against a backdrop of policy ambiguity along several axes.

The year began with a rebound in global equities and bonds, as decelerating inflation in the US and Europe rekindled hopes that a potential pause in monetary tightening was in sight, even though central bank Chairs on both sides of the Atlantic continued to emphasize a tightening bias. During the second week of March, huge (albeit unrealized) losses from Treasury holdings that had been accumulating across the US banking system since the Fed began raising rates precipitated the first bank run of the digital age.1 A tsunami of depositor capital was rapidly drained from smaller regional banks and financial institutions otherwise perceived as “non-systematically important”, and into the (relative) safety and extra yield offered by Treasuries and other sovereign debt.

Extraordinary short-term measures at the Treasury to manage the debt-ceiling conflagrations resulted in a surge in short-term liquidity. Once negotiations in Congress were concluded and the debt-ceiling once again extended, Secretary Yellen elected to replenish the Treasury General Account by issuing short-term Treasury bills (as opposed to longer dated bonds) in an apparent attempt to minimize the expected impact on liquidity. This will likely dampen the effects of Quantitative Tightening and further complicate the Fed’s fight against inflation. Concerns over financial stability following the failure of important US banks in March appear to have somewhat moderated, though growing signs of non-performing loans to the commercial real estate sector could add further strain to the industry.2

After 10 consecutive hikes, the Fed kept rates unchanged in its latest FOMC meeting in June, though optimism about a “pause” was tempered by comments by Chairman Powell indicating that the tightening cycle was not over yet, and an expected increase in terminal rates (as indicated by so-called Dot Plots). Inflation slowed but remained well above the Fed’s target, while a stronger-than-expected labor market and revised Q1 GDP3 data signaled activity remains robust. An unusually large dispersion in growth measures across different segments of the economy is further complicating the jobs of policymakers as they attempt to pursue a “data driven” approach.

[1]	https://www.bloomberg.com/news/articles/2023-03-12/silicon-valley-bank-s-fall-was-a-faster-more-viral-breed-of-bank-run#xj4y7vzkg

[2]	https://www.morningstar.com/news/marketwatch/20230607508/treasury-secretary-yellen-warns-of-commercial-real-estate-issues-that-could-strain-banks

[3]	https://www.calculatedriskblog.com/2023/06/q1-gdp-growth-revised-up-to-20-annual.html?m=1

The Bank of Japan (BoJ) kept its ultra-loose monetary policy unchanged while suggesting an inflationary overshoot would unlikely lead to tighter conditions in the short-term.4 The People’s Bank of China (PBOC) reduced interest rates for both its one-year medium-term lending facility (MLF) and reverse repo rate, indicating further easing might be warranted to boost a weakening economy5. Warning that inflation is far from vanquished, the European Central Bank (EBC) increased its policy rate to the highest level since 20016, days before inflation data for the Eurozone showed an acceleration in core CPI7 despite headline figures falling more than expected. Across the Channel, the Bank of England (BoE) also raised rates (by more than anticipated) as stubbornly high inflation – the highest among major economies8 – showed no signs of abating.

Table 2. H1 2023 Asset-class Highlights

	Robusta Coffee	Nasdaq	Nikkei	Sugar	European Equities	Mexican Peso	German 30y Buxl	Gold	US 10y Treasury	Brent Crude	Japanese Yen	Platinum	Corn	Wheat	US Natural Gas
H1 Returns	43.9%	35.9%	30.5%	24.7%	18.0%	17.6%	4.1%	2.7%	-1.0%	-11.3%	-11.6%	-16.1%	-17.6%	-21.7%	-48.0%
Annualized Volatility	24.1%	19.3%	16.1%	27.1%	15.4%	10.5%	23.5%	14.1%	8.1%	33.0%	10.4%	27.4%	25.5%	30.8%	73.6%
Maximum Peak to Trough Loss	-10.3%	-7.8%	-6.6%	-16.0%	-6.7%	-5.3%	-13.7%	-7.6%	-5.1%	-17.6%	-13.8%	-20.7%	-21.4%	-27.6%	-58.5%

Source: Data from Tiingo. Using continuous futures contracts. Returns are expressed in USD. European Equities represent the EStoxx50 Index.

Macro Outlook

In early June, Ukraine began its long-awaited counteroffensive, which appears to be making slow progress 9 as of this writing. As the conflict escalated over the past few weeks, the destruction of the Nova Kakhovka dam will likely have dire effects over huge swathes of grain producing regions in southern Ukraine, while Russian officials have indicated the Black Sea Grain Initiative would not be extended past July.10 These events could have severe implications for global food supplies.11 Still on the geopolitical front, Italy announced it will no longer participate in China’s Belt and Road Initiative12, in yet another sign that great power competition is leading to a more fragmented global economy. Meanwhile, a top US military officer warns of an arms race in the Western Pacific.13

A study released by Deutsche Bank expects an imminent wave of debt defaults in the US and Europe, likely peaking in the fourth quarter of 202414, while odds of an economic hard landing appear to be rising.15 As the interplay between economics and geopolitics grows more complex every day, it’s not surprising that macro uncertainty appears high relative to other historical periods, at least according to these measures.16

[4]	https://www.reuters.com/markets/asia/boj-set-keep-ultra-low-rates-may-signal-inflation-overshoot-2023-06-09/

[5]	https://www.bloomberg.com/news/articles/2023-06-13/china-credit-demand-weakens-in-fresh-sign-of-waning-recovery

[6]	https://www.ft.com/content/25c99f1d-c730-4ab8-a7ff-7aca6bcd35b9

[7]	https://www.bloomberg.com/news/articles/2023-06-30/euro-area-core-inflation-accelerates-again-in-setback-for-ecb

[8]	https://www.cnbc.com/2023/07/04/uk-is-now-the-only-major-economy-where-inflation-is-still-rising.html

[9]	https://www.reuters.com/world/europe/ukraines-counter-offensive-slower-than-expected-too-soon-judge-pentagon-2023-07-07/

[10]	https://www.reuters.com/world/europe/kremlin-aide-says-russia-unlikely-quit-grain-deal-before-july-17-renewal-date-2023-06-16/

[11]	https://www.reuters.com/world/europe/ukraine-warns-over-impact-kakhovka-dam-collapse-farmland-2023-06-07/

[12]	https://www.euronews.com/2023/05/12/italy-abandons-the-belt-and-road-initiative

[13]	https://www.voanews.com/a/top-us-military-officer-warns-of-arms-race-in-western-pacific/7026600.html

[14]	https://www.reuters.com/markets/default-wave-imminent-will-peak-2024-deutsche-bank-2023-05-31/

[15]	https://www.researchaffiliates.com/publications/articles/987-odds-of-a-hard-landing

[16]	https://mcusercontent.com/6750faf5c6091bc898da154ff/files/a5581dc3-204b-d360-891e-38cce411f39e/AQR_Certainly_Uncertain.pdf

While range-bound conditions are especially difficult for intermediate-term quantitative strategies, the biggest payoffs tend to occur when equilibrium transitions to disequilibrium, setting the stage for new trends and sustained price moves. It’s impossible to know when major shifts will happen, but it seems likely we are closer to the end than the beginning of this process.

Sincerely,

ReSolve Asset Management SEZC (Cayman)
Trading Adviser

The Fund’s total annualized returns through June 30, 2023 as compared to the BarclayHedge CTA Index and the S&P 500 Total Return Index were as follows:

	YTD	1Yr	5Yrs	10Yrs	Incep[17]
Institutional Class	-1.92	-12.47	3.30	4.86	5.65
BarclayHedge CTA Index[18]	0.53	-0.39	4.41	2.43	4.31
S&P 500 TR Index[19]	16.89	19.59	12.31	12.86	10.08
Class A	-2.03	-12.70	3.04	4.59	5.39
Class C	-2.39	-13.31	2.28	3.84	4.61
Class A w/ Sales Charge	-7.64	-17.71	1.82	4.59	5.39

The Fund’s maximum sales charge for Class “A” shares is 5.75%. Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month- end performance information please call the Fund, toll free at 1-800-253-0412.

The Fund acquired all of the assets and liabilities of Chesapeake Fund, LLC (the “Predecessor Fund”) in a tax free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional Shares of the Fund. At the time of the reorganization, the Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. Effective February 27, 2018, the Fund’s investment strategy changed, and the current Sub Advisor replaced the prior sub-advisor. Consequently, prior performance may not reflect the Fund’s current operations.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.RationalMF.com or call 1-800-253-0412. Please read the prospectus carefully before investing.

6321-NLD-07202023

[17]	Inception: Institutional 02/01/1994, Class A & C 09/30/2016. Performance shown before 09/30/2016 is for the Fund’s predecessor, the Rational Dynamic Momentum Fund. Rational Dynamic Momentum Fund’s sub advisor was Chesapeake Capital Corp.

[18]	The Barclay Hedge CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 412 programs included in the calculation of the Barclay CTA Index for 2023. The Index is equally weighted and rebalanced at the beginning of each year.

[19]	The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index. The Rational Adaptive Asset Allocation Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

Rational/ReSolve Adaptive Asset Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for each of the periods ended June 30, 2023, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional (c)	(1.92)%	(12.47)%	3.30%	4.86%	N/A	5.65%
Class A	(2.03)%	(12.70)%	3.04%	N/A	2.17%	N/A
Class A with load	(7.64)%	(17.71)%	1.82%	N/A	1.27%	N/A
Class C	(2.39)%	(13.31)%	2.28%	N/A	1.44%	N/A
S&P 500 Total Return Index (d)	16.89%	19.59%	12.31%	12.86%	13.28%	10.08%
Barclay Hedge CTA Index (e)	0.53%	(0.39)%	4.41%	2.43%	2.85%	4.31%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2023 prospectus, the total annual operating expense are 2.20% for Institutional shares, 2.48% for Class A shares and 3.15% for Class C shares before fee waivers and/or expense reimbursements, if any. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

Performance information for the period prior to February 27, 2018 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is September 30, 2016 for Class A, Class C and the benchmarks.

(b)	Inception date is February 28, 1994 for Institutional and the benchmarks.

(c)	The Fund acquired all of the assets and liabilities of Chesapeake Fund LLC (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund. At the time of the reorganization, the Fund’s investment objective, policies and guidelines were, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on February 28,1994. Updated performance information is available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.RationalMF.com.

(d)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(e)	The Barclay Hedge CTA Index is a leading industry benchmark of representative performance of commodity trading advisors.

Holdings by Asset Type ^	% of Net Assets
U.S. Government & Agencies	57.3%
Other/Cash & Equivalents	42.7%
100.0%

^    Does not include derivatives in which the Fund invests.

Please refer to the Consolidated Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Rational/Pier 88 Convertible Securities Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for each of the periods ended June 30, 2023, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception(a)	Since Inception(b)
Institutional (c)	(1.91)%	(0.06)%	5.45%	N/A	6.30%
Class A	(2.03)%	(0.32)%	5.22%	3.75%	N/A
Class A with load	(6.68)%	(5.06)%	4.21%	2.34%	N/A
Class C	(2.40)%	(0.98)%	4.49%	3.06%	N/A
S&P 500 Total Return Index (d)	16.89%	19.59%	12.31%	12.03%	12.26%
Bloomberg US Convertible TR Index (e)	9.05%	10.47%	9.53%	10.37%	10.23%
ICE BofA Investment Grade U.S. Convertible 5% Constrained Index (f)	2.27%	3.62%	1.56%	1.27%	1.48%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2023 prospectus, the total annual operating expense are 1.17% for Institutional shares, 1.42% for Class A shares and 2.12% for Class C shares before fee waivers and/or expense reimbursements, if any. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is December 6, 2019 for Class A, Class C and the benchmark.

(b)	Inception date is March 1, 2017 for Institutional and the benchmark.

(c)	The Fund acquired all of the assets and liabilities of Lake Como Convertible Bond Fund L.P. (the “Predecessor Fund”) in a tax-free reorganization on December 6, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on March 1, 2017. Updated performance information will be available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.rationalmf.com.

(d)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(e)	The Bloomberg US Convertible TR Index: An index used to represent the US convertible bond asset class

(f)	The ICE BofA Investment Grade U.S. Convertible 5% Constrained Index (VX5C) is a market-capitalization-weighted index of domestic corporate convertible securities. Bonds and preferred stocks must be convertible only to common stock, ADRs or cash equivalent and have a market value of at least $50 million. It includes Coupon, OID, or zero coupon convertible bonds rated by Moody’s and/or S&P with an average rating of Baa3/BBB- or higher. All positions are capped at 5% of market value.

Top 10 Holdings by Industry	% of Net Assets
Software	25.0%
Electric Utilities	11.4%
Medical Equipment & Devices	7.2%
Internet Media & Services	6.1%
Banking	5.9%
Real Estate Investment Trusts	5.0%
Asset Management	4.6%
Transportation & Logistics	3.7%
Gas & Water Utilities	3.6%
Industrial Intermediate Prod	3.4%
Other/Short-Term Investments	24.1%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Rational Special Situations Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for each of the periods ended June 30, 2023, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional (c)	2.67%	6.70%	4.35%	6.73%	N/A	12.65%
Class A	2.60%	6.44%	4.08%	6.46%	2.72%	N/A
Class A with load	(2.30)%	1.40%	3.07%	5.95%	1.47%	N/A
Class C	2.18%	5.66%	3.32%	5.67%	1.97%	N/A
Bloomberg U.S. Aggregate Bond Index (d)	2.09%	(0.94)%	0.77%	1.52%	(0.93)%	2.62%
Bloomberg U.S. Mortgage Backed Securities Index (e)	1.87%	(1.52)%	0.03%	1.13%	(1.54)%	2.01%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2023 prospectus, the total annual operating expense are 1.80% for Institutional shares, 2.06% for Class A shares and 2.77% for Class C shares before fee waivers and/or expense reimbursements, if any. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll- free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is July 17, 2019 for Class A, Class C and the benchmarks.

(b)	Inception date is February 1, 2009 for Institutional and the benchmarks.

(c)	The Fund acquired all of the assets and liabilities of ESM Fund I, L.P. (the “Predecessor Fund”) in a tax-free reorganization on July 17, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations in February 2009. Updated performance information will be available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.RationalMF.com.

(d)	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index that is designed to measure the performance of the U.S. investment grade bond market with maturities of more than one year. Investors cannot invest directly in an Index.

(e)	The Bloomberg U.S. Mortgage Backed Securities Index tracks agency mortgage pass-through securities. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Collateralized Mortgage Obligations	28.6%
Non Agency Cmbs	23.0%
Insurance	11.9%
Home Equity	11.5%
Residential Mortgage	10.7%
Manufactured Housing	3.5%
Synthetic Fibers and Chemicals	1.8%
Specialty Finance	1.2%
CDO	1.1%
Auto Loan	0.6%
Other/Short-Term Investments	6.1%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Rational Inflation Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for each of the periods ended June 30, 2023, compared to its benchmarks:

			Annualized
	6 Month Return	1 Year Return	Since Inception(a)
Institutional	0.40%	6.99%	(1.05)%
Class A	0.26%	6.76%	(1.30)%
Class A with load	(5.52)%	0.65%	(4.38)%
Class C	(0.16)%	5.88%	(2.06)%
60% S&P 500/40% Bloomberg Barclays Aggregate Index (b)	10.81%	11.24%	(1.08)%
S&P 500 Total Return Index (c)	16.89%	19.59%	2.23%
Bloomberg U.S. Aggregate Bond Index (d)	2.09%	(0.94)%	(6.56)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2023 prospectus, the total annual operating expense are 4.69% for Institutional shares, 5.04% for Class A shares and 6.02% for Class C shares before fee waivers and/or expense reimbursements, if any. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1- 800-253-0412. Class A shares are subject to a maximum load of 5.75%.

(a)	Inception date is August 18, 2021 for Class A, Class C, Institutional and the benchmarks.

(b)	The 60% S&P 500/40% Bloomberg Aggregate Index is a hypothetical combination of unmanaged indices comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index.

(c)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(d)	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index that is designed to measure the performance of the U.S. investment grade bond market with maturities of more than one year. Investors cannot invest directly in an Index.

Holdings by Asset Type	% of Net Assets
Oil & Gas Producers	17.9%
Metals & Mining	14.2%
Commodity	12.5%
Insurance	7.3%
Steel	7.1%
Transportation & Logistics	6.3%
Chemicals	5.7%
Banking	4.7%
Technology Services	4.0%
Real Estate Investment Trusts	3.4%
Other/Short-Term Investments	16.9%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 58.1%
	AEROSPACE & DEFENSE - 1.4%
1,586	Boeing Company(a)	$334,900
4,345	Raytheon Technologies Corporation	425,636
		760,536
	APPAREL & TEXTILE PRODUCTS - 0.8%
3,906	NIKE, Inc., Class B	431,105

	ASSET MANAGEMENT - 0.4%
345	BlackRock, Inc.	238,443

	AUTOMOTIVE - 0.4%
885	Tesla, Inc.(a)	231,666

	BANKING - 4.1%
16,857	Bank of America Corporation	483,627
4,896	Citigroup, Inc.	225,412
7,187	JPMorgan Chase & Company	1,045,278
9,846	Wells Fargo & Company	420,227
		2,174,544
	BEVERAGES - 0.8%
4,000	Coca-Cola Company (The)	240,880
1,097	PepsiCo, Inc.	203,186
		444,066

	BIOTECH & PHARMA - 1.7%
659	Amgen, Inc.	146,311
1,740	Gilead Sciences, Inc.	134,102
2,921	Johnson & Johnson	483,484
382	Vertex Pharmaceuticals, Inc.(a)	134,430
		898,327
	CABLE & SATELLITE - 0.9%
12,067	Comcast Corporation, Class A	501,384

	CHEMICALS - 0.4%
531	New Linde plc	202,353

See accompanying notes which are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 58.1% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.4%
3,056	General Electric Company	$335,702
1,894	Honeywell International, Inc.	393,005
		728,707
	E-COMMERCE DISCRETIONARY - 3.9%
16,015	Amazon.com, Inc.(a)	2,087,716

	ELECTRIC UTILITIES - 1.8%
503	American Electric Power Company, Inc.	42,353
346	Constellation Energy Corporation	31,676
2,375	Duke Energy Corporation	213,133
5,730	NextEra Energy, Inc.	425,165
3,230	Southern Company (The)	226,908
		939,235
	ENTERTAINMENT CONTENT - 1.0%
5,858	Walt Disney Company (The)(a)	523,002

	FOOD - 0.2%
2,461	Kraft Heinz Company (The)	87,366

	HEALTH CARE FACILITIES & SERVICES - 0.5%
3,962	CVS Health Corporation	273,893

	HOUSEHOLD PRODUCTS - 0.9%
3,193	Procter & Gamble Company (The)	484,506

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
827	Goldman Sachs Group, Inc. (The)	266,741
3,220	Morgan Stanley	274,988
		541,729
	INSURANCE - 6.0%
3	Berkshire Hathaway, Inc., Class A(a)	1,553,430
4,922	Berkshire Hathaway, Inc., Class B(a)	1,678,402
		3,231,832

See accompanying notes which are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 58.1% (Continued)
	INTERNET MEDIA & SERVICES - 8.2%
10,657	Alphabet, Inc., Class A(a)	$1,275,642
2,582	Alphabet, Inc., Class C(a)	312,345
111	Booking Holdings, Inc.(a)	299,737
6,813	Meta Platforms, Inc., Class A(a)	1,955,195
1,014	Netflix, Inc.(a)	446,657
		4,289,576
	LEISURE FACILITIES & SERVICES - 0.8%
805	McDonald’s Corporation	240,220
1,619	Starbucks Corporation	160,378
		400,598
	MEDICAL EQUIPMENT & DEVICES - 2.2%
2,502	Abbott Laboratories	272,768
860	Becton Dickinson and Company	227,049
3,981	Medtronic PLC	350,725
946	Stryker Corporation	288,615
		1,139,157
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
868	Baker Hughes Company	27,437

	REAL ESTATE INVESTMENT TRUSTS - 0.6%
2,519	Prologis, Inc.	308,905

	RETAIL - CONSUMER STAPLES - 1.0%
405	Costco Wholesale Corporation	218,043
2,769	Walgreens Boots Alliance, Inc.	78,889
1,339	Walmart, Inc.	210,464
		507,396
	RETAIL - DISCRETIONARY - 1.0%
1,357	Home Depot, Inc. (The)	421,539
114	O’Reilly Automotive, Inc.(a)	108,904
		530,443
	SEMICONDUCTORS - 2.7%
658	Broadcom, Inc.	570,769
322	KLA Corporation	156,176

See accompanying notes which are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 58.1% (Continued)
	SEMICONDUCTORS - 2.7% (Continued)
1,201	NVIDIA Corporation	$508,047
1,135	Texas Instruments, Inc.	204,323
		1,439,315
	SOFTWARE - 6.4%
558	Adobe, Inc.(a)	272,856
7,725	Microsoft Corporation	2,630,671
2,545	Salesforce, Inc.(a)	537,657
		3,441,184
	TECHNOLOGY HARDWARE - 3.4%
5,369	Apple, Inc.	1,041,425
14,895	Cisco Systems, Inc.	770,667
		1,812,092
	TECHNOLOGY SERVICES - 1.8%
800	Accenture PLC, Class A	246,864
719	Automatic Data Processing, Inc.	158,029
3,316	PayPal Holdings, Inc.(a)	221,277
773	S&P Global, Inc.	309,888
		936,058
	TELECOMMUNICATIONS - 1.3%
14,411	AT&T, Inc.	229,855
958	T-Mobile US, Inc.(a)	133,066
9,279	Verizon Communications, Inc.	345,087
		708,008
	TRANSPORTATION & LOGISTICS - 0.8%
1,521	CSX Corporation	51,866
2,041	United Parcel Service, Inc., Class B	365,849
		417,715
	TRANSPORTATION EQUIPMENT - 0.2%
1,289	PACCAR, Inc.	107,826

	TOTAL COMMON STOCKS (Cost $28,266,204)	30,846,120

See accompanying notes which are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 28.2%
	EQUITY - 28.2%
14,896	Consumer Staples Select Sector SPDR Fund	$1,104,836
3,351	Invesco QQQ Trust Series 1	1,237,926
13,469	iShares S&P 100 ETF	2,788,892
6,205	SPDR S&P 500 ETF Trust	2,750,552
9,608	Technology Select Sector SPDR Fund	1,670,447
17,630	VanEck Semiconductor ETF	2,684,168
9,775	Vanguard Growth ETF	2,765,933
		15,002,754

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,466,075)	15,002,754

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
88,719	First American Treasury Obligations Fund, Class X, 5.03% (Cost $88,719)(b)	88,719

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
122	S&P Emini Future, Maturing September 2023	WED	07/21/2023	$3,910	$23,851,000	$9,455
61	S&P Emini Future, Maturing September 2023	WED	07/21/2023	4,480	13,664,000	117,425

	TOTAL PUT OPTIONS PURCHASED (Cost - $163,938)					126,880

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $163,938)					126,880

	TOTAL INVESTMENTS - 86.7% (Cost $42,984,936)					$46,064,473
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.3%					7,042,936
	NET ASSETS - 100.0%					$53,107,409

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Depreciation
1,106	CBOE Volatility Index Future	07/19/2023	$16,602,166	$(411,693)
313	SPIKES Volatility Index Future	07/19/2023	4,820,200	(357,161)

	TOTAL FUTURES CONTRACTS			$(768,854)

See accompanying notes which are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
1,454	CBOE Volatility Index Future	08/16/2023	$23,846,036	$271,665
52	SPIKES Volatility Index Future	08/16/2023	870,480	13,328
	TOTAL FUTURES CONTRACTS			$284,993

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

(c)	Each contract is equivalent to one futures contract.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes which are an integral part of these financial statements.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 64.2%
	U.S. TREASURY BILLS — 64.2%
15,000,000	United States Treasury Bill(a)(e)	3.8743	07/13/23	$14,979,014
20,000,000	United States Treasury Bill(a)	4.7546	08/10/23	19,891,700
20,000,000	United States Treasury Bill(a)(e)	4.9303	09/07/23	19,811,006
20,000,000	United States Treasury Bill(a)(e)	5.0198	10/05/23	19,729,489
15,000,000	United States Treasury Bill(a)(e)	5.0850	11/02/23	14,735,158
15,000,000	United States Treasury Bill(a)(e)	5.1362	12/14/23	14,642,605
				103,788,972
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $103,951,941)			103,788,972

Shares
SHORT-TERM INVESTMENTS — 4.7%
MONEY MARKET FUNDS - 4.7%
7,557,891	First American Treasury Obligations Fund, Class X, 5.03% (Cost $7,557,891)(b)	7,557,891

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.0% (d)
	PUT OPTIONS PURCHASED - 0.0%(d)
1,085	S&P 500 Emini Future, Maturing September 2023	ADM	07/03/2023	$3,990	$216,457,500	$5,425
555	S&P 500 Emini Future, Maturing September 2023	FCS	07/03/2023	3,990	110,722,500	2,775
1,086	S&P 500 Emini Future, Maturing September 2023	ADM	07/05/2023	3,925	213,127,500	5,430
438	S&P 500 Emini Future, Maturing September 2023	RCG	07/05/2023	3,925	85,957,500	2,190
444	S&P 500 Emini Future, Maturing September 2023	FCS	07/05/2023	3,925	87,135,000	2,220
1,150	S&P 500 Emini Future, Maturing September 2023	ADM	07/06/2023	3,950	227,125,000	11,500
162	S&P 500 Emini Future, Maturing September 2023	FCS	07/06/2023	3,950	31,995,000	1,620
319	S&P 500 Emini Future, Maturing September 2023	ADM	07/07/2023	4,000	63,800,000	5,583
50	S&P 500 Emini Future, Maturing September 2023	RCG	07/07/2023	4,000	10,000,000	875
127	S&P 500 Emini Future, Maturing September 2023	FCS	07/07/2023	4,000	25,400,000	2,222
731	S&P 500 Emini Future, Maturing September 2023	ADM	07/07/2023	4,025	147,113,750	14,620
115	S&P 500 Emini Future, Maturing September 2023	RCG	07/07/2023	4,025	23,143,750	2,300
293	S&P 500 Emini Future, Maturing September 2023	FCS	07/07/2023	4,025	58,966,250	5,860
1,260	S&P 500 Emini Future, Maturing September 2023	ADM	07/10/2023	3,975	250,425,000	31,500
198	S&P 500 Emini Future, Maturing September 2023	RCG	07/10/2023	3,975	39,352,500	4,950
504	S&P 500 Emini Future, Maturing September 2023	FCS	07/10/2023	3,975	100,170,000	12,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $170,340)					111,670

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $170,340)					111,670

See accompanying notes which are an integral part of these financial statements.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Fair Value
TOTAL INVESTMENTS - 68.9% (Cost $111,680,172)	$111,458,533
PUT OPTIONS WRITTEN - (0.2)% (Proceeds - $383,265)	(262,635)
OTHER ASSETS IN EXCESS OF LIABILITIES- 31.3%	50,504,956
NET ASSETS - 100.0%	$161,700,854

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.2)%
	PUT OPTIONS WRITTEN - (0.2)%
3,255	S&P 500 Emini Future, Maturing September 2023	ADM	07/03/2023	$3,890	$633,097,500	$8,138
1,665	S&P 500 Emini Future, Maturing September 2023	FCS	07/03/2023	3,890	323,842,500	4,162
3,258	S&P 500 Emini Future, Maturing September 2023	ADM	07/05/2023	3,825	623,092,500	16,290
1,314	S&P 500 Emini Future, Maturing September 2023	RCG	07/05/2023	3,825	251,302,500	6,570
1,332	S&P 500 Emini Future, Maturing September 2023	FCS	07/05/2023	3,825	254,745,000	6,660
3,450	S&P 500 Emini Future, Maturing September 2023	ADM	07/06/2023	3,850	664,125,000	25,875
486	S&P 500 Emini Future, Maturing September 2023	FCS	07/06/2023	3,850	93,555,000	3,645
957	S&P 500 Emini Future, Maturing September 2023	ADM	07/07/2023	3,900	186,615,000	14,355
150	S&P 500 Emini Future, Maturing September 2023	RCG	07/07/2023	3,900	29,250,000	2,250
381	S&P 500 Emini Future, Maturing September 2023	FCS	07/07/2023	3,900	74,295,000	5,715
2,193	S&P 500 Emini Future, Maturing September 2023	ADM	07/07/2023	3,925	430,376,250	32,895
345	S&P 500 Emini Future, Maturing September 2023	RCG	07/07/2023	3,925	67,706,250	5,175
879	S&P 500 Emini Future, Maturing September 2023	FCS	07/07/2023	3,925	172,503,750	13,185
3,780	S&P 500 Emini Future, Maturing September 2023	ADM	07/10/2023	3,875	732,375,000	75,600
594	S&P 500 Emini Future, Maturing September 2023	RCG	07/10/2023	3,875	115,087,500	11,880
1,512	S&P 500 Emini Future, Maturing September 2023	FCS	07/10/2023	3,875	292,950,000	30,240
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $383,265)					262,635

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $383,265)					$262,635

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

RCG	Rosenthal Collins Group

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to less than 0.1%.

(e)	Held as collateral for options.

See accompanying notes which are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8%
	APPAREL & TEXTILE PRODUCTS - 13.1%
3,350	Deckers Outdoor Corporation(a)	$1,767,661
1,200	Hermes International - ADR	261,120
13,200	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	2,492,688
20,439	NIKE, Inc., Class B	2,255,852
		6,777,321
	ASSET MANAGEMENT - 22.7%
11,500	Apollo Global Management, Inc.	883,315
68,385	Blackstone, Inc.	6,357,753
80,700	KKR & Company, Inc.	4,519,200
		11,760,268
	BEVERAGES - 1.6%
4,600	PepsiCo, Inc.	852,012

	BIOTECH & PHARMA - 4.0%
4,400	Eli Lilly and Company	2,063,512

	E-COMMERCE DISCRETIONARY - 8.8%
20,020	Amazon.com, Inc.(a)	2,609,808
1,660	MercadoLibre, Inc.(a)	1,966,436
		4,576,244
	FOOD - 2.9%
6,025	Hershey Company (The)	1,504,443

	HOUSEHOLD PRODUCTS - 1.9%
10,700	L’Oreal S.A. - ADR	998,524

	INTERNET MEDIA & SERVICES - 8.2%
17,350	Alphabet, Inc., Class A(a)	2,076,795
7,575	Meta Platforms, Inc., Class A(a)	2,173,874
		4,250,669
	LEISURE FACILITIES & SERVICES - 8.3%
13,500	DraftKings, Inc., Class A(a)	358,695
19,200	Live Nation Entertainment, Inc.(a)	1,749,312

See accompanying notes which are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	LEISURE FACILITIES & SERVICES - 8.3% (Continued)
7,325	McDonald’s Corporation	$2,185,853
		4,293,860
	MEDICAL EQUIPMENT & DEVICES - 3.6%
3,570	Thermo Fisher Scientific, Inc.	1,862,648

	RETAIL - CONSUMER STAPLES - 4.8%
4,544	Costco Wholesale Corporation	2,446,398

	RETAIL - DISCRETIONARY - 4.3%
5,950	Lululemon Athletica, Inc.(a)	2,252,075

	SOFTWARE - 4.6%
6,072	Microsoft Corporation	2,067,759
600	ServiceNow, Inc.(a)	337,182
		2,404,941
	TECHNOLOGY HARDWARE - 4.5%
12,051	Apple, Inc.	2,337,532

	TECHNOLOGY SERVICES - 5.4%
2,795	Mastercard, Inc., Class A	1,099,274
7,038	Visa, Inc., Class A	1,671,384
		2,770,658
	TELECOMMUNICATIONS - 1.1%
4,000	T-Mobile US, Inc.(a)	555,600

	TOTAL COMMON STOCKS (Cost $43,708,601)	51,706,705

See accompanying notes which are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(b)
	MONEY MARKET FUNDS - 0.0% (b)
466	First American Treasury Obligations Fund, Class X, 5.03% (Cost $466)(c)	$466

	TOTAL INVESTMENTS - 99.8% (Cost $43,709,067)	$51,707,171
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	77,827
	NET ASSETS - 100.0%	$51,784,998

ADR	- American Depositary Receipt

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 77.6%
	ALTERNATIVE - 26.6%
194,182	Catalyst Insider Income Fund, Class I(a)	$1,714,630
30,965	Catalyst Systematic Alpha Fund(a)	388,636
		2,103,266
	FIXED INCOME - 51.0%
222,316	Catalyst/CIFC Floating Rate Income Fund, Class I(a)	2,016,407
197,922	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)	2,004,954
		4,021,361

	TOTAL OPEN END FUNDS (Cost $6,129,463)	6,124,627

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 6.0%
	U.S. TREASURY BILLS — 6.0%
500,000	United States Treasury Bill(b)(e)	5.1128	05/16/24	477,205

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $478,444)			477,205

Shares
	SHORT-TERM INVESTMENTS — 7.9%
	MONEY MARKET FUNDS - 7.9%
624,502	First American Treasury Obligations Fund, Class X, 5.03% (Cost $624,502)(c)	624,502

	TOTAL INVESTMENTS - 91.5% (Cost $7,232,409)	$7,226,334
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.5%	674,806
	NET ASSETS - 100.0%	$7,901,140

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation
35	CME E-Mini Standard & Poor’s 500 Index Futures	09/15/2023	$7,854,438	$121,275

	TOTAL FUTURES CONTRACTS

(a)	Affiliated Company

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	Held as collateral for futures.

See accompanying notes which are an integral part of these financial statements.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Principal		Discount Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.3%
	U.S. TREASURY BILLS — 57.3%
27,700,000	United States Treasury Bill(a)	4.6454	08/03/23	$27,578,470
22,800,000	United States Treasury Bill(a)	4.9132	08/31/23	22,607,076
27,400,000	United States Treasury Bill(a)	4.9965	09/28/23	27,057,743
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $77,257,012)			77,243,289

Shares
	SHORT-TERM INVESTMENTS — 28.0%
	MONEY MARKET FUNDS - 28.0%
37,801,469	First American US Treasury Money Market Fund, Class Z, 4.89%(b)(d) (Cost $37,801,469)	37,801,469

	TOTAL INVESTMENTS - 85.3% (Cost $115,058,481)	$115,044,758
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.7%	19,741,669
	NET ASSETS - 100.0%	$134,786,427

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
162	CBOT 10 Year US Treasury Note	09/20/2023	$18,187,027	$(178,645)
142	CBOT 5 Year US Treasury Note	09/29/2023	15,207,320	(101,055)
23	CBOT Soybean Oil Future(d)	12/14/2023	813,786	47,838
5	CBOT Soybean Oil Future(d)	01/12/2024	175,200	10,230
82	CBOT US Treasure Bond Futures	09/20/2023	10,406,317	(36,824)
102	CBOT Wheat Future(d)	09/14/2023	3,320,100	(146,712)
24	CBOT Wheat Future(d)	12/14/2023	803,100	(31,038)
488	CME British Pound Currency Future	09/18/2023	38,731,950	174,394
487	CME Canadian Dollar Currency Future	09/19/2023	36,831,810	(126,945)
220	CME New Zealand Dollar Currency Future	09/18/2023	13,500,300	9,115
66	CME Nikkei 225 Index Future	09/07/2023	11,055,000	243,725
18	COMEX Copper Future(d)	09/27/2023	1,691,775	11,500
4	COMEX Copper Future(d)	12/27/2023	377,200	2,662
19	COMEX Silver Future(d)	09/27/2023	2,186,900	21,550
59	Eurex EURO STOXX 50 Future	09/15/2023	2,850,207	70,574
13	Euro-BTP Italian Bond Futures	09/07/2023	1,647,130	3,131
33	Euronext Milling Wheat Future(d)	09/11/2023	415,471	(20,345)

See accompanying notes which are an integral part of these financial statements.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
16	French Government Bond Futures	09/07/2023	$2,241,816	$(17,203)
156	FTSE/MIB Index Future	09/15/2023	24,141,358	520,022
19	HKG Hang Seng Index Future	07/28/2023	2,280,067	(5,515)
101	ICE Gas Oil Future(d)	08/10/2023	7,095,250	(4,575)
81	KCBT Hard Red Winter Wheat Future(d)	09/14/2023	3,240,000	(266,512)
20	KCBT Hard Red Winter Wheat Future(d)	12/14/2023	800,250	(60,113)
11	Long Gilt Future	09/27/2023	1,331,293	(7,582)
44	Montreal Exchange 10 Year Canadian Bond Future	09/20/2023	4,069,750	(2,209)
56	NYBOT CSC Cocoa Future(d)	09/14/2023	1,877,680	33,040
6	NYBOT CSC Cocoa Future(d)	12/13/2023	201,780	3,140
570	NYBOT CSC Number 11 World Sugar Future(d)	09/29/2023	14,549,137	(1,577,822)
55	NYMEX NY Harbor ULSD Futures(d)	07/31/2023	5,653,956	106,159
22	NYMEX Reformulated Gasoline Blendstock for Oxygen(d)	07/31/2023	2,351,488	89,221
56	SFE S&P ASX Share Price Index 200 Future	09/21/2023	6,677,368	30,499
111	SGX FTSE China A50 Futures Contract	07/28/2023	1,370,073	(8,547)
10	SGX Nikkei 225 Stock Index Future	09/07/2023	1,149,698	41,357
189	TSE TOPIX (Tokyo Price Index) Future	09/07/2023	29,972,346	779,667
	TOTAL FUTURES CONTRACTS			$(393,818)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
17	Carbon Emissions Future(d)	12/18/2023	$1,652,510	$(42,359)
1	CBOT Corn Future(d)	03/14/2024	25,325	1,850
6	CBOT Corn Future(d)	12/14/2023	148,425	12,513
22	CBOT Soybean Future(d)	01/12/2024	1,481,425	(48,325)
89	CBOT Soybean Future(d)	11/14/2023	5,977,463	(226,400)
24	CBOT Soybean Meal Future(d)	03/14/2024	925,200	(3,800)
94	CBOT Soybean Meal Future(d)	12/14/2023	3,734,620	(18,770)
117	CME Australian Dollar Currency Future	09/18/2023	7,813,260	79,622
17	CME E-Mini NASDAQ 100 Index Future	09/15/2023	5,214,580	(30,460)
52	CME E-mini Russell 2000 Index Futures	09/15/2023	4,949,620	(28,885)
65	CME E-Mini Standard & Poor’s 500 Index Futures	09/15/2023	14,586,813	(199,975)
12	CME Euro Foreign Exchange Currency Future	09/18/2023	1,642,950	(6,344)
698	CME Japanese Yen Currency Future	09/18/2023	61,184,062	2,013,624
286	CME Swiss Franc Currency Future	09/18/2023	40,267,013	(46,132)
33	COMEX Gold 100 Troy Ounces Future(d)	08/29/2023	6,367,020	(2,680)
157	Eurex 10 Year Euro BUND Future	09/07/2023	22,912,680	30,734
3	Eurex 30 Year Euro BUXL Future	09/07/2023	457,006	(4,474)
154	Eurex 5 Year Euro BOBL Future	09/07/2023	19,444,937	150,740
9	Eurex DAX Index Future	09/15/2023	3,995,199	(21,642)
139	Euronext CAC 40 Index Future	07/21/2023	11,240,283	(160,097)
84	FTSE 100 Index Future	09/15/2023	8,044,982	74,710
51	ICE Brent Crude Oil Future(d)	07/31/2023	3,845,910	(136,000)
53	MEFF Madrid IBEX 35 Index Future	07/21/2023	5,523,243	(137,180)
60	Montreal Exchange S&P/TSX 60 Index Future	09/14/2023	11,038,627	(191,478)

See accompanying notes which are an integral part of these financial statements.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
(Continued) June 30, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
55	NYBOT CSC C Coffee Future(d)	09/19/2023	$3,279,375	$233,175
13	NYBOT CSC C Coffee Future(d)	12/18/2023	770,738	49,837
37	NYBOT CTN Number 2 Cotton Future(d)	03/06/2024	1,484,625	(21,325)
149	NYBOT CTN Number 2 Cotton Future(d)	12/06/2023	5,987,565	(107,545)
71	NYMEX Henry Hub Natural Gas Futures(d)	07/27/2023	1,986,580	(39,860)
17	NYMEX Light Sweet Crude Oil Future(d)	07/20/2023	1,200,880	(53,240)
29	NYMEX Platinum Future(d)	10/27/2023	1,324,140	69,220
	TOTAL FUTURES CONTRACTS			$1,189,054

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares				Fair Value
	COMMON STOCKS — 15.0%
	ENGINEERING & CONSTRUCTION - 2.1%
31,800	KBR, Inc.			$2,068,908

	INTERNET MEDIA & SERVICES - 1.9%
700	Booking Holdings, Inc.(a)			1,890,231

	MEDICAL EQUIPMENT & DEVICES - 1.5%
28,691	Boston Scientific Corporation(a)			1,551,896

	OIL & GAS PRODUCERS - 2.5%
12,000	Pioneer Natural Resources Company			2,486,160

	SEMICONDUCTORS - 2.3%
600	Broadcom, Inc.			520,458
19,200	ON Semiconductor Corporation(a)			1,815,936
				2,336,394
	SOFTWARE - 3.1%
8,400	Palo Alto Networks, Inc.(a)			2,146,284
4,600	Salesforce, Inc.(a)			971,796
				3,118,080
	STEEL - 1.6%
37,600	ATI, Inc.(a)			1,663,048

	TOTAL COMMON STOCKS (Cost $14,330,785)			15,114,717

		Coupon Rate
		(%)	Maturity
	PREFERRED STOCKS — 21.8%
	ASSET MANAGEMENT — 0.9%
17,000	AMG Capital Trust II	5.1500	10/15/37	856,076

	BANKING — 5.9%
3,748	Bank of America Corporation	7.2500	Perpetual	4,391,981
1,300	Wells Fargo & Company - Series L	7.500	Perpetual	1,497,600
				5,889,581

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	ELECTRIC UTILITIES — 8.0%
76,300	American Electric Power Company, Inc.	6.1250	08/15/23	$3,790,584
87,400	NextEra Energy, Inc.	6.2190	09/01/23	4,285,222
				8,075,806
	GAS & WATER UTILITIES — 3.6%
35,800	NiSource, Inc.	7.7500	03/01/24	3,659,118

	INDUSTRIAL INTERMEDIATE PROD — 3.4%
32,500	RBC Bearings, Inc.	5.0000	10/15/24	3,425,500

	TOTAL PREFERRED STOCKS (Cost $22,131,968)			21,906,081

Principal
Amount ($)
	CONVERTIBLE BONDS — 59.8%
	ASSET MANAGEMENT — 3.7%
3,700,000	Ares Capital Corporation	4.6250	03/01/24	3,688,438

	BIOTECH & PHARMA — 0.5%
503,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	505,668

	CONSUMER SERVICES — 1.5%
2,057,000	Chegg, Inc.(b)	0.0000	09/01/26	1,540,693

	E-COMMERCE DISCRETIONARY — 3.0%
3,930,000	Etsy, Inc.	0.2500	06/15/28	3,026,100

	ELECTRIC UTILITIES — 3.4%
3,580,000	PPL Capital Funding, Inc.(c)	2.8750	03/15/28	3,418,900

	HEALTH CARE FACILITIES & SERVICES — 1.1%
1,225,000	PetIQ, Inc.	4.0000	06/01/26	1,122,376

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 59.8% (Continued)
	INTERNET MEDIA & SERVICES — 4.2%
550,000	Booking Holdings, Inc.	0.7500	05/01/25	$824,340
3,865,000	Expedia Group, Inc.(b)	0.0000	02/15/26	3,377,237
				4,201,577
	MEDICAL EQUIPMENT & DEVICES — 5.7%
3,970,000	Dexcom, Inc.	0.2500	11/15/25	4,237,890
1,070,000	Insulet Corporation	0.3750	09/01/26	1,469,645
				5,707,535
	REAL ESTATE INVESTMENT TRUSTS — 5.0%
1,700,000	Kite Realty Group, L.P.(c)	0.7500	04/01/27	1,604,460
3,410,000	Welltower OP, LLC(c)	2.7500	05/15/28	3,435,575
				5,040,035
	SOFTWARE — 21.9%
4,260,000	Alteryx, Inc.	1.0000	08/01/26	3,557,100
2,855,000	CyberArk Software Ltd.(b)	0.0000	11/15/24	3,233,288
2,919,000	Okta, Inc.	0.3750	06/15/26	2,491,367
2,440,000	PROS Holdings, Inc.	1.0000	05/15/24	2,308,972
2,802,000	Shopify, Inc.	0.1250	11/01/25	2,538,612
4,350,000	Splunk, Inc.	1.1250	06/15/27	3,751,874
3,910,000	Tyler Technologies, Inc.	0.2500	03/15/26	4,027,299
				21,908,512
	TECHNOLOGY HARDWARE — 3.0%
3,123,080	Western Digital Corporation B	1.5000	02/01/24	3,027,826

	TECHNOLOGY SERVICES — 3.1%
3,240,928	Euronet Worldwide, Inc.	0.7500	03/15/49	3,145,726

	TRANSPORTATION & LOGISTICS — 3.7%
3,270,000	Southwest Airlines Company	1.2500	05/01/25	3,749,055

	TOTAL CONVERTIBLE BONDS (Cost $61,147,107)			60,082,441

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.7%
	MONEY MARKET FUNDS - 4.7%
4,746,789	First American Treasury Obligations Fund, Class X, 5.03% (Cost $4,746,789)(d)	$4,746,789

	TOTAL INVESTMENTS - 101.3% (Cost $102,356,649)	$101,850,028
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(1,306,369)
	NET ASSETS - 100.0%	$100,543,659

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023 the total market value of 144A securities is 8,458,935 or 8.4% of net assets.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
			Coupon Rate
Shares			(%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.5%
	ASSET MANAGEMENT — 0.3%
16	Eaton Vance Senior Floating-Rate Trust		7.7280	Perpetual	$352,000
103	Eaton Vance Senior Floating-Rate Trust		7.4050	Perpetual	2,266,000
					2,618,000
	BANKING — 0.2%
253	CIB Marine(a)		0.0000	06/01/35	136,463
2,297	CIB Marine(a)		0.0000	06/01/35	1,240,231
					1,376,694

	TOTAL PREFERRED STOCKS (Cost $4,123,224)				3,994,694

Principal
Amount ($)		Spread
	ASSET BACKED SECURITIES — 79.6%
	AGENCY CMBS — 0.3%
30,230,780	Ginnie Mae Strip Series 3 23(b)		1.4000	09/16/45	2,320,848
1,375,807	Government National Mortgage Association Series 2013-43 IO(b),(c)		0.0250	08/16/48	381
					2,321,229
	AUTO LOAN — 0.6%
5,000,000	CAL Receivables, LLC Series 2022-1 B(d),(e)	SOFR30A + 4.350%	9.4170	10/15/26	4,895,233

	CDO — 1.1%
68,993	Ansonia CDO Ltd. Series 2006-1A AFL(d),(e)	US0001M + 0.300%	0.4090	07/28/46	67,982
35,108	Ansonia CDO Ltd. Series 2006-1A AFX(d)		5.7020	07/28/46	34,293
669,077	Aspen Funding I Ltd. Series 2002-1A B1(d)		9.0600	07/10/37	668,985
10,000,000	Bleecker Structured Asset Funding Ltd.		6.0770	04/01/35	578,360
5,320,321	Capitalsource Real Estate Loan Trust Series 2006-1A C(d),(e)	US0003M + 0.650%	5.8610	01/20/37	5,130,944
3,120,325	Nomura CRE CDO Ltd. Series 2007-2A D(d),(e)	US0003M + 0.450%	5.8300	05/21/42	483,650
2,000,000	Taberna Preferred Funding II Ltd. Series 2005-2A A2(d),(e)	US0003M + 0.650%	5.9760	11/05/35	1,299,454
386,803	Wachovia Repackaged Asset Participating Securities Series 2003-1A A(d),(e)	US0003M + 0.550%	5.8740	02/08/35	312,537
591,442	Wachovia Repackaged Asset Participating Securities Series 2003-1A B(d),(e)	US0003M + 0.550%	5.8740	02/08/35	408,686
					8,984,891
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6%
122,516	ABN Amro Mortgage Corporation Series 2002-9 M		5.7500	12/25/32	116,475

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
49,854	ABN Amro Mortgage Corporation Series 2003-3 A4		5.7500	02/25/33	$47,083
40,715	Adjustable Rate Mortgage Trust Series 2004-5 2A1(c)		4.2200	04/25/35	39,526
134,566	Adjustable Rate Mortgage Trust Series 2005-2 3A1(c)		4.5780	06/25/35	126,775
75,032	Adjustable Rate Mortgage Trust Series 2005-4 1A1(c)		3.0490	08/25/35	55,887
461,556	Adjustable Rate Mortgage Trust Series 2005-5 2A1(c)		4.3970	09/25/35	394,220
221,789	Adjustable Rate Mortgage Trust Series 2005-6A 1A21(e)	US0001M + 0.520%	5.6700	11/25/35	185,692
254,473	Adjustable Rate Mortgage Trust Series 2005-6A 1A1(e)	US0001M + 0.540%	5.6900	11/25/35	211,129
149,156	Adjustable Rate Mortgage Trust Series 2005-10 3A31(c)		3.2910	01/25/36	135,066
382,836	Adjustable Rate Mortgage Trust Series 2005-10 3A11(c)		3.2910	01/25/36	344,024
92,353	Adjustable Rate Mortgage Trust Series 2005-10 1A1(c)		4.4650	01/25/36	84,930
120,429	Adjustable Rate Mortgage Trust Series 2005-10 6A1(e)	US0001M + 0.540%	5.6900	01/25/36	109,629
11,252	Alternative Loan Trust Series 2003-4CB 1A1		5.7500	04/25/33	10,782
65,146	Alternative Loan Trust Series 2003-J3 1A2		5.2500	11/25/33	60,510
71,298	Alternative Loan Trust Series 2005-17 1A2(e)	US0001M + 0.560%	5.7100	07/25/35	46,183
424,054	Alternative Loan Trust Series 2005-43 5A1(c)		4.1090	09/25/35	357,511
65,059	Alternative Loan Trust Series 2005-51 2A1(e)	US0001M + 0.600%	5.7630	11/20/35	60,316
30,189	Alternative Loan Trust Series 2005-63 5A1(c)		3.9390	12/25/35	26,951
1,574,076	Alternative Loan Trust Series 2006-J6 A2(b),(e)	US0001M + 5.500%	0.3500	09/25/36	114,525
1,290,226	Alternative Loan Trust Series 2006-J6 A1(e)	US0001M + 0.500%	2.8110	09/25/36	527,747
683,613	Alternative Loan Trust Series 2006-32CB A2(b),(e)	US0001M + 5.330%	0.1800	11/25/36	49,814
411,815	Alternative Loan Trust Series 2006-32CB A1(e)	US0001M + 0.670%	5.8200	11/25/36	211,333
304,798	Alternative Loan Trust Series 2007-5CB 1A24(f)		0.0000	04/25/37	45,796
375,685	Alternative Loan Trust Series 2007-5CB 1A18(b),(e)	US0001M + 5.650%	0.5000	04/25/37	40,975
189,256	Alternative Loan Trust Series 2006-OA7 3A1(e)	US0001M + 0.420%	5.5700	06/25/46	135,588
489,701	Alternative Loan Trust Series 2004-2CB 4A1		5.0000	08/25/54	469,430
364,825	American Home Mortgage Assets Trust Series 2006-1 2A1(e)	US0001M + 0.190%	5.3400	05/25/46	303,878
19,657	American Home Mortgage Investment Trust Series 2004-3 4A(e)	US0006M + 1.500%	3.8350	10/25/34	19,454
4,493,614	American Home Mortgage Investment Trust Series 2005-2 5A4D(g)		5.8280	09/25/35	3,419,427
428,833	American Home Mortgage Investment Trust Series 2006-2 3A1(e)	US0001M + 0.220%	0.9190	06/25/36	62,589
7,379	American Home Mortgage Investment Trust Series 2004-1 1M1(e)	US0001M + 0.900%	6.0500	04/25/44	7,309
22,858	American Home Mortgage Investment Trust Series 2004-4 6A1(g)		6.0000	02/25/45	21,911
18,621	American Home Mortgage Investment Trust Series 2005-1 6A(e)	US0006M + 2.000%	7.4350	06/25/45	18,459
891,843	American Home Mortgage Investment Trust Series 2005-4 5A(e)	US0006M + 1.750%	1.9940	11/25/45	411,318
463,616	American Home Mortgage Investment Trust Series 2006-3 12A1(e)	US0001M + 0.380%	5.5300	12/25/46	436,796

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
1,134,386	American Home Mortgage Investment Trust Series 2007-1 GA1A(e)	US0001M + 0.160%	5.3100	05/25/47	$764,088
605,883	Banc of America Alternative Loan Trust Series 2006-4 1A2(b),(e)	US0001M + 5.150%	0.0100	05/25/46	25,472
600,385	Banc of America Alternative Loan Trust Series 2006-4 1A1(e)	US0001M + 0.850%	6.0000	05/25/46	480,174
329,033	Banc of America Alternative Loan Trust Series 2006-4 1A3		6.0000	05/25/46	274,125
265,531	Banc of America Alternative Loan Trust Series 2006-4 1A4		6.0000	05/25/46	221,218
307,306	Banc of America Alternative Loan Trust Series 2006-4 1A5		6.0000	05/25/46	256,024
1,345,188	Banc of America Funding Corporation Series 2008-1 A2(c)		4.1010	09/25/48	1,292,371
722,823	Banc of America Funding Trust Series 2016-R2 1A1(c),(d)		4.7000	05/01/33	699,513
99,512	Banc of America Funding Trust Series 2003-1 B2		6.0000	05/20/33	52,386
53,658	Banc of America Funding Trust Series 2007-4 5A1		5.5000	11/25/34	47,268
454,763	Banc of America Funding Trust Series 2004-B 6A1(c)		2.8460	12/20/34	370,740
153,653	Banc of America Funding Trust Series 2005-B 1A1(c)		4.1060	04/20/35	133,419
1,662,539	Banc of America Funding Trust Series 2005-E 2A1(c)		3.8470	05/20/35	1,442,493
121,124	Banc of America Funding Trust Series 2005-E 8A1(e)	12MTA + 1.430%	5.4060	06/20/35	88,184
55,036	Banc of America Funding Trust Series 2005-8 30PO(f)		0.0000	01/25/36	35,614
1,557,087	Banc of America Funding Trust Series 2006-A 5A1(c)		3.4760	02/20/36	1,396,604
1,018,759	Banc of America Funding Trust Series 2006-A 4A1(c)		4.0460	02/20/36	824,931
465,498	Banc of America Funding Trust Series 2006-B 7A1(c)		3.6330	03/20/36	384,872
173,194	Banc of America Funding Trust Series 2006-B 1A1(c)		4.3720	03/20/36	158,897
138,795	Banc of America Funding Trust Series 2006-C 4A1(c)		4.3160	04/20/36	116,657
566,444	Banc of America Funding Trust Series 2006-D 2A1(c)		3.4990	05/20/36	492,443
454,126	Banc of America Funding Trust Series 2006-F 1A2(c)		4.6270	07/20/36	391,295
20,301	Banc of America Funding Trust Series 2006-G 3A3(e)	US0012M + 1.750%	7.4800	07/20/36	19,850
72,967	Banc of America Funding Trust Series 2007-7 30PO(f)		0.0000	09/25/37	32,963
97,734	Banc of America Funding Trust Series 2006-I 5A1(c)		2.9130	10/20/46	78,878
76,752	Banc of America Funding Trust Series 2007-C 6A2(e)	US0001M + 0.540%	5.6970	05/20/47	74,434
447,024	Banc of America Funding Trust Series 2007-8 3A1		6.0000	08/25/53	236,466
4,946,340	Banc of America Mortgage Trust Series 2004-G 3A1(c)		3.9650	08/25/34	3,269,949
42,322	Banc of America Mortgage Trust Series 2005-A 2A2(c)		3.8830	02/25/35	40,892
400,953	Banc of America Mortgage Trust Series 2005-G 4A3(c)		3.7720	08/25/35	359,055
977,673	Banc of America Mortgage Trust Series 2005-I 4A1(c)		4.2170	10/25/35	950,862
96,221	Banc of America Mortgage Trust Series 2006-A 1A1(c)		3.8990	02/25/36	80,388
75,214	Banc of America Mortgage Trust Series 2006-B 2A1(c)		3.9930	11/20/46	67,032
167,051	Bayview Commercial Asset Trust Series 2005-3A M5(d),(e)	US0001M + 0.960%	5.7900	11/25/35	152,299

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
4,203,428	BCAP, LLC Trust Series 2013-RR7 4A4(c),(d)		4.4410	12/27/34	$3,758,991
2,088,597	BCAP, LLC Trust Series 2009-RR10 1A2(c),(d)		5.9960	02/26/36	1,936,664
1,981,185	BCAP, LLC Trust Series 2010-RR11 3A3(c),(d)		3.6560	06/27/36	1,833,819
2,499,821	BCAP, LLC Trust Series 2011-RR4 7A1(d)		5.2500	04/26/37	1,430,085
7,828	Bear Stearns ALT-A Trust Series 2004-9 6A1(c)		5.3260	09/25/34	7,560
152,274	Bear Stearns ALT-A Trust Series 2004-12 2A4(c)		3.8170	01/25/35	137,868
47,726	Bear Stearns ALT-A Trust Series 2005-4 25A1(c)		4.2970	05/25/35	44,856
69,540	Bear Stearns ALT-A Trust Series 2005-10 23A1(c)		4.1280	01/25/36	61,269
4,606,917	Bear Stearns ALT-A Trust Series 2005-10 11A1(e)	US0001M + 0.500%	5.6500	01/25/36	4,079,217
2,149,709	Bear Stearns ALT-A Trust Series 2006-1 11A1(e)	US0001M + 0.480%	5.6300	02/25/36	1,860,397
1,698,153	Bear Stearns ALT-A Trust Series 2006-2 11A1(e)	US0001M + 0.440%	5.5900	04/25/36	1,432,375
369,042	Bear Stearns ALT-A Trust Series 2006-3 35A1(c)		3.9580	05/25/36	184,265
63,129	Bear Stearns ALT-A Trust Series 2006-3 33A1(c)		4.2610	05/25/36	40,000
183,697	Bear Stearns ALT-A Trust Series 2006-3 1A1(e)	US0001M + 0.380%	5.5300	05/25/36	143,913
39,986	Bear Stearns ALT-A Trust II Series 2007-1 1A1(c)		3.8180	09/25/47	20,393
42,864	Bear Stearns ARM Trust Series 2003-8 1A1(c)		4.3200	01/25/34	39,637
10,136	Bear Stearns ARM Trust Series 2004-1 21A1(c)		4.5770	04/25/34	9,761
376,817	Bear Stearns ARM Trust Series 2004-9 23A1(c)		2.1580	11/25/34	350,744
59,842	Bear Stearns ARM Trust Series 2004-10 21A1(c)		4.1110	01/25/35	54,636
155,173	Bear Stearns ARM Trust Series 2005-3 2A1(c)		4.7990	06/25/35	144,685
1,027,207	Bear Stearns ARM Trust Series 2005-6 3A1(c)		4.7040	08/25/35	934,065
353,810	Bear Stearns ARM Trust Series 2006-4 1A1(c)		4.7010	10/25/36	332,091
50,567	Bear Stearns ARM Trust Series 2007-5 3A1(c)		3.7860	08/25/47	42,097
3,345,911	Bear Stearns ARM Trust Series 2007-5 2A1(c)		4.0250	08/25/47	3,007,923
142,678	Bear Stearns Asset Backed Securities I Trust Series 2005-AC5 1A1(e)	US0001M + 1.000%	5.5000	08/25/35	89,093
9,995	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A5(g)		5.2500	10/25/33	9,648
26,298	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A1(g)		5.7500	10/25/33	26,636
790,399	Bear Stearns Mortgage Funding Trust Series 2006-SL5 1A(e)	US0001M + 0.300%	5.4500	12/25/36	939,399
28,365	Bear Stearns Mortgage Securities, Inc. Series 1997-6 1A(c)		6.6030	03/25/31	27,950
37,163,311	CBASS 1248MKAB1 DEL TR Series 2011-1A KAB1(d),(e)	US0001M + 0.460%	0.0690	02/25/37	708,322
171,071	Chase Mortgage Finance Trust Series 2005-S1 2A1		5.0000	05/25/35	165,845
934,255	ChaseFlex Trust Series Series 2005-2 3A4		7.5000	06/25/35	577,405
39,387	CHL Mortgage Pass-Through Trust Series 2003-56 3A7A(c)		4.0880	12/25/33	36,159
203,957	CHL Mortgage Pass-Through Trust Series 2004-2 2A1(c)		3.7410	02/25/34	168,737

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
1,392,972	CHL Mortgage Pass-Through Trust Series 2004-7 6A1(c)		1.0130	05/25/34	$277,448
247,135	CHL Mortgage Pass-Through Trust Series 2004-5 2A7		5.0000	05/25/34	238,879
86,778	CHL Mortgage Pass-Through Trust Series 2004-7 2A1(c)		4.5980	06/25/34	80,760
41,885	CHL Mortgage Pass-Through Trust Series 2004-8 1A6(f)		0.0000	07/25/34	28,929
334,830	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(c)		3.9130	08/25/34	300,174
1,735	CHL Mortgage Pass-Through Trust Series 2005-7 2A2(e)	US0001M + 0.720%	8.3850	03/25/35	548
1,804	CHL Mortgage Pass-Through Trust Series 2005-11 4A2(e)	US0001M + 0.320%	5.4700	04/25/35	991
252,279	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	154,019
152,353	CHL Mortgage Pass-Through Trust Series 2005-15 A4		5.1000	08/25/35	130,546
119,130	CHL Mortgage Pass-Through Trust Series 2005-HYB6 5A1(c)		2.9480	10/20/35	111,765
92,882	Citicorp Mortgage Securities Trust Series 2006-1 1A4		6.0000	02/25/36	88,738
251,307	Citicorp Mortgage Securities, Inc. Series 2005-2 1A3		5.5000	03/25/35	234,946
110,700	Citigroup Mortgage Loan Trust Series 2004-HYB2 3A(c)		4.2170	03/25/34	100,426
30,515	Citigroup Mortgage Loan Trust Series 2013-8 1A2(c),(d)		4.6840	05/25/35	25,603
300,455	Citigroup Mortgage Loan Trust Series 2009-4 7A5(c),(d)		5.4840	05/25/35	273,701
11,426	Citigroup Mortgage Loan Trust Series 2010-8 2A2(c),(d)		3.5720	11/19/35	11,342
29,850	Citigroup Mortgage Loan Trust Series 2005-11 A3(e)	H15T1Y + 2.400%	6.4700	11/25/35	29,601
408,006	Citigroup Mortgage Loan Trust Series 2006-AR2 1A2(c)		4.0510	03/25/36	382,624
92,499	Citigroup Mortgage Loan Trust Series 2006-AR5 2A4A(c)		3.8650	07/25/36	100,108
332,218	Citigroup Mortgage Loan Trust Series 2013-8 2A2(c),(d)		5.1470	11/25/36	244,683
1,600,494	Citigroup Mortgage Loan Trust Series 2008-RR1 A1A1(d),(e)	US0001M + 0.070%	5.2200	01/25/37	1,438,501
768,754	Citigroup Mortgage Loan Trust, Inc. Series 2004-RR1 2A1(d),(e)	US0001M + 0.400%	5.5500	01/25/29	712,025
57,172	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3		8.0000	08/25/34	56,764
939,814	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 2A3		5.7500	11/25/35	700,174
84,791	CitiMortgage Alternative Loan Trust Series 2007-A1 1APO(f)		0.0000	01/25/37	47,815
167,613	CitiMortgage Alternative Loan Trust Series 2007-A1 1A9(b),(e)	US0001M + 5.400%	0.2500	01/25/37	5,272
17,542	CitiMortgage Alternative Loan Trust Series 2007-A1 1A1		6.0000	01/25/37	15,528
31,827,712	COMM Mortgage Trust Series 2007-C9 XS(b),(c),(d)		0.6210	12/10/49	600,465
367,890	Credit Suisse First Boston Mortgage Securities Series 2005-8 6A1		5.5000	08/25/25	293,763
635,154	Credit Suisse First Boston Mortgage Securities Series MH29 B1(c)		8.1000	09/25/31	626,972
296,274	Credit Suisse First Boston Mortgage Securities Series 2002-P1A A(c),(d)		5.4490	03/25/32	273,610
112,925	Credit Suisse First Boston Mortgage Securities Series 2002-18 1M2(c)		7.0000	06/25/32	105,685
21,571	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB2(c)		4.2340	11/25/32	16,011
84,587	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB1(c)		4.2340	11/25/32	79,968

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
447,458	Credit Suisse First Boston Mortgage Securities Series 2002-30 DB1(c)		7.3490	11/25/32	$442,114
22,370	Credit Suisse First Boston Mortgage Securities Series 2002-34 DB1(c)		6.9190	12/25/32	20,931
71,228	Credit Suisse First Boston Mortgage Securities Series 2003-8 CB2(c)		5.6670	04/25/33	48,021
118,258	Credit Suisse First Boston Mortgage Securities Series 2003-8 5A1		6.5000	04/25/33	115,335
27,099	Credit Suisse First Boston Mortgage Securities Series 2003-23 6A1		6.5000	09/25/33	26,736
204,725	Credit Suisse First Boston Mortgage Securities Series AR26 9M3(e)	US0001M + 2.750%	7.9000	11/25/33	190,973
958,516	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(e)	US0001M + 2.100%	7.2500	02/25/34	978,982
51,913	Credit Suisse First Boston Mortgage Securities Series 2004-5 5A1		5.0000	09/25/34	46,907
806,754	Credit Suisse First Boston Mortgage Securities Series 2005-12 5A1		5.2500	01/25/36	698,960
2,115	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 6A1		5.0000	11/25/28	1,968
573,046	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29 2B1		7.0000	10/25/32	554,037
121,893	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 4M3(e)	US0001M + 2.900%	8.0500	07/25/33	117,265
58,525	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 7A1		5.5000	11/25/33	57,390
209,571	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 8A1		6.0000	11/25/33	206,670
121,901	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 7A1		6.5000	12/25/33	121,313
9,824	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR30 5A1(c)		4.1930	01/25/34	9,551
6,298	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5 6A1(c)		4.9250	06/25/34	6,114
644,152	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 4A2(e)	US0001M + 0.350%	5.5000	10/25/35	530,277
7,659,480	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 4A1		1.0350	11/25/35	1,511,452
35,955	CSFB Mortgage-Backed Trust Series Series 2004-AR6 7A1(c)		5.1410	10/25/34	35,888
121,011	CSMC Series 2014-4R 16A3(d),(e)	US0001M + 0.200%	4.5160	02/27/36	111,365
97,831	CSMC Series 2011-6R 4A2(c),(d)		3.9060	04/28/37	90,375
34,362	CSMC Mortgage-Backed Trust Series 2007-5 10A2		6.0000	04/25/29	31,537
2,016,568	CSMC Mortgage-Backed Trust Series 2006-9 4A13		6.5000	11/25/36	1,273,591
537,414	CSMC Mortgage-Backed Trust Series 2007-1 5A13		6.0000	02/25/37	317,430
959,243	CSMC Mortgage-Backed Trust Series 2007-3 1A1A(c)		1.7340	04/25/37	236,102
190,598	CSMC Mortgage-Backed Trust Series 2007-3 3A4		5.0000	04/25/37	157,455
153,962	CSMC Mortgage-Backed Trust Series 2007-3 4A6(e)	US0001M + 0.250%	5.4000	04/25/37	120,627
2,301,713	CSMC Mortgage-Backed Trust Series 2007-4 5A1		0.9630	06/25/37	302,916
190,368	CSMC Mortgage-Backed Trust Series 2007-4 1A1(e)	US0001M + 0.400%	5.5500	06/25/37	116,244
166,406	Deutsche Alt-B Securities Inc Mortgage Loan Trust Series 2006-AB2 A3(c)		4.8000	06/25/36	143,889
123,181	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1 A3(g)		6.3650	02/25/36	109,601

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
32,519	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 B2(c)		5.5000	09/25/33	$30,066
41,976	Deutsche Mortgage Securities Inc Mortgage Loan Series 2006-PR1 4AF1(d),(e)	US0001M + 0.290%	5.4830	04/15/36	35,888
174,687	DSLA Mortgage Loan Trust Series 2004-AR1 A2B(e)	US0001M + 0.840%	5.9970	09/19/44	153,929
275,663	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(e)	US0001M + 0.800%	5.9570	11/19/44	259,768
1,065,947	DSLA Mortgage Loan Trust Series 2004-AR2 A1B(e)	US0001M + 0.800%	5.9570	11/19/44	912,618
133,610	DSLA Mortgage Loan Trust Series 2005-AR5 2A1A(e)	US0001M + 0.660%	5.8170	09/19/45	76,481
2,432,113	DSLA Mortgage Loan Trust Series 2007-AR1 1A1B(e)	US0001M + 0.140%	5.2970	04/19/47	2,010,399
12,709	Fannie Mae Interest Strip Series 249 2(b)		6.5000	10/25/23	89
207,171	Fannie Mae Interest Strip Series 409 19(b),(c)		3.5000	04/25/27	6,208
149,281	Fannie Mae Interest Strip Series 356 17(b)		6.0000	01/25/35	26,153
324,554	Fannie Mae Interest Strip Series 362 2(b)		4.5000	08/25/35	46,949
209,335	Fannie Mae Interest Strip Series 387 5(b),(c)		5.0000	03/25/38	31,713
453,179	Fannie Mae Interest Strip Series 407 16(b)		5.0000	01/25/40	84,996
383,130	Fannie Mae REMICS Series 2010-55 SH(b),(e)	US0001M + 6.500%	1.3500	05/25/40	6,712
336,926	Fannie Mae REMICS Series 2018-95 SA(b),(e)	US0001M + 6.150%	1.0000	01/25/49	29,579
1,162,221	Fannie Mae Trust Series 2003-W6 5S(b),(e)	US0001M + 7.600%	2.4500	09/25/42	120,193
162,241	First Horizon Alternative Mortgage Securities Series 2004-AA5 2A1(c)		5.1920	12/25/34	150,626
367,315	First Horizon Alternative Mortgage Securities Series 2004-AA7 1A1(c)		4.2160	02/25/35	315,665
30,933	First Horizon Alternative Mortgage Securities Series 2005-AA1 1A1(c)		4.3860	03/25/35	19,175
894,238	First Horizon Alternative Mortgage Securities Series 2005-AA3 2A1(c)		6.3890	05/25/35	481,569
234,432	First Horizon Alternative Mortgage Securities Series 2005-AA5 1A1(c)		5.2870	07/25/35	153,524
1,112	First Horizon Alternative Mortgage Securities Series 2006-AA4 1A1(a),(c)		0.0000	07/25/36	—
20,264	First Horizon Mortgage Pass-Through Trust Series 2000-H 4B2(c)		4.3770	05/25/30	19,326
22,677	First Horizon Mortgage Pass-Through Trust Series 2000-H 3B1(c)		4.5640	05/25/30	21,964
165,137	First Horizon Mortgage Pass-Through Trust Series 2004-FL1 1A1(e)	US0001M + 0.270%	5.4200	02/25/35	141,341
191,554	First Horizon Mortgage Pass-Through Trust Series 2005-AR4 2A1(c)		4.0240	10/25/35	179,836
639,674	First Horizon Mortgage Pass-Through Trust Series 2005-AR6 3A1(c)		4.6250	01/25/36	436,641
477,831	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 3A1(c)		3.5140	10/25/36	358,907
56,022	First Horizon Mortgage Pass-Through Trust Series 2007-AR2 2A1(c)		3.8570	07/25/37	36,909
328,399	Freddie Mac REMICS Series 3753 SB(b),(e)	US0001M + 6.000%	0.8070	11/15/40	28,229
278,379	Freddie Mac Strips Series 324 C21(b)		6.0000	06/15/39	58,198
306,575	Freddie Mac Strips Series 365 257(b),(c)		4.5000	05/15/49	62,407
2,993,633	Freddie Mac Structured Pass-Through Certificates Series 56 AIO(b),(c)		0.5240	05/25/43	63,388
488,848	Global Mortgage Securitization Ltd. Series 2004-A A2(d),(e)	US0001M + 0.320%	5.4700	11/25/32	470,209

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
154,566	GMACM Mortgage Loan Trust Series 2004-J2 A9(f)		0.0000	06/25/34	$125,767
1,835,508	GMACM Mortgage Loan Trust Series 2005-AR4 3A1(c)		3.6140	07/19/35	1,494,129
3,136	GMACM Mortgage Loan Trust Series 2005-AR6 4A1(c)		3.5720	11/19/35	3,115
465,999	GMACM Mortgage Loan Trust Series 2005-AR6 3A1(c)		3.6200	11/19/35	406,171
279,665	Government National Mortgage Association Series 2012-104 DI(b),(g)		4.0000	09/16/25	3,219
170,236	Government National Mortgage Association Series 2003-12 S(b),(e)	US0001M + 7.550%	2.3930	02/20/33	2,707
164,085	Government National Mortgage Association Series 2021-78 QI(b)		5.0000	05/20/34	20,690
170,408	Government National Mortgage Association Series 2015-79 GI(b)		5.0000	10/20/39	29,818
134,313	Government National Mortgage Association Series 2011-71 SG(b),(e)	US0001M + 5.400%	0.2540	05/20/41	8,239
158,265	Government National Mortgage Association Series 2011-89 SA(b),(e)	US0001M + 5.450%	0.3040	06/20/41	9,709
693,110	GreenPoint Mortgage Funding Trust Series 2006-AR2 4A1(e)	12MTA + 2.000%	5.9760	03/25/36	666,768
69,796	GreenPoint Mortgage Funding Trust Series 2006-AR3 4A1(e)	US0001M + 0.420%	5.5700	04/25/36	59,473
491,258	GreenPoint Mortgage Funding Trust Series 2005-AR4 1A1(e)	US0001M + 0.520%	5.6700	10/25/45	480,628
209,890	GreenPoint Mortgage Funding Trust Series 2005-AR5 3A1(e)	US0001M + 0.560%	5.7100	11/25/45	146,877
48	GreenPoint Mortgage Funding Trust Series Series 2006-AR5(e)	US0001M + 0.160%	5.3100	10/25/46	48
568,624	GreenPoint Mortgage Loan Trust Series 2004-1 A(e)	US0001M + 1.150%	6.3000	10/25/34	444,173
371,408	GreenPoint MTA Trust Series 2005-AR3 1A1(e)	US0001M + 0.480%	5.6300	08/25/45	290,525
141,449	GSMPS Mortgage Loan Trust Series 1998-2 A(c),(d)		7.7500	05/19/27	139,467
58,416	GSMPS Mortgage Loan Trust Series 1998-3 A(c),(d)		4.7840	09/19/27	56,565
50,292	GSMPS Mortgage Loan Trust Series 1998-1 A(c),(d)		8.0000	09/19/27	46,970
155,114	GSMPS Mortgage Loan Trust Series 1999-2 A(c),(d)		8.0000	09/19/27	150,778
435,753	GSMPS Mortgage Loan Trust Series 2001-2 A(c),(d)		7.5000	06/19/32	395,642
122,761	GSR Mortgage Loan Trust Series 2003-1 B1(c)		4.0530	03/25/33	113,260
13,964	GSR Mortgage Loan Trust Series 2003-1 A2(e)	H15T1Y + 1.750%	6.7800	03/25/33	13,711
95,192	GSR Mortgage Loan Trust Series 2003-3F B3(c)		5.9590	04/25/33	89,888
110,955	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	107,735
175,021	GSR Mortgage Loan Trust Series 2003-4F B3(c)		5.9150	05/25/33	175,737
391,524	GSR Mortgage Loan Trust Series 2003-9 A2(e)	US0012M + 1.750%	7.0710	08/25/33	365,894
13,647	GSR Mortgage Loan Trust Series 2004-8F 2A3		6.0000	09/25/34	13,466
14,773	GSR Mortgage Loan Trust Series 2004-13F 3A3		6.0000	11/25/34	14,197
112,925	GSR Mortgage Loan Trust Series 2004-15F 3A1(e)	US0001M + 0.300%	5.4500	12/25/34	103,974
18,737	GSR Mortgage Loan Trust Series 2005-5F 8A7		5.5000	06/25/35	18,307
16,217	GSR Mortgage Loan Trust Series 2005-AR6 2A2(c)		4.0560	09/25/35	15,129
7,830	GSR Mortgage Loan Trust Series 2005-AR6 1A1(c)		4.3740	09/25/35	7,708

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
61,321	GSR Mortgage Loan Trust Series 2005-7F 2A6		5.5000	09/25/35	$58,074
196,984	GSR Mortgage Loan Trust Series 2005-AR5 1A1(c)		4.4670	10/25/35	181,151
287,407	GSR Mortgage Loan Trust Series 2005-AR7 5A1(c)		3.9660	11/25/35	237,885
25,253	GSR Mortgage Loan Trust Series 2005-AR7 3A1(c)		4.1130	11/25/35	23,370
403,165	GSR Mortgage Loan Trust Series 2005-8F 2A1		5.5000	11/25/35	367,759
538,045	GSR Mortgage Loan Trust Series 2005-8F 2A4		5.5000	11/25/35	490,794
1,241,930	GSR Mortgage Loan Trust Series 2005-8F 2A6		5.5000	11/25/35	1,136,978
833,334	GSR Mortgage Loan Trust Series 2006-1F 4A1		5.5000	02/25/36	631,432
1,741,268	GSR Mortgage Loan Trust Series 2006-2F 2A17		5.7500	02/25/36	1,532,986
1,473,653	GSR Mortgage Loan Trust Series 2006-2F 2A13		5.7500	02/25/36	1,297,382
947,449	GSR Mortgage Loan Trust Series 2006-1F 1A6(e)	US0001M + 0.950%	6.1000	02/25/36	1,729,683
100	GSR Mortgage Loan Trust Series 2006-4F 2A11(a)		5.5000	05/25/36	435,000
100	GSR Mortgage Loan Trust Series 2006-4F 5A11		5.5000	05/25/36	872,835
200	GSR Mortgage Loan Trust Series 2006-4F 2A2		5.5000	05/25/36	1,255,868
10,991	GSR Mortgage Loan Trust Series 2006-7F 2A1		6.0000	08/25/36	1,845,431
870,873	GSR Mortgage Loan Trust Series 2006-10F 2A1		5.7500	12/25/36	2,024,895
260,490	GSR Mortgage Loan Trust Series 2007-1F 2A4		5.5000	01/25/37	327,102
466,553	GSR Mortgage Loan Trust Series 2007-1F 2A2		5.5000	01/25/37	960,021
793,060	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	494,341
522,474	GSR Mortgage Loan Trust Series 2007-AR1 3A1(c)		3.3720	03/25/37	457,431
704,305	GSR Mortgage Loan Trust Series 2007-AR1 1A1(c)		3.3790	03/25/37	426,949
123,555	GSR Mortgage Loan Trust Series 2007-AR2 5A1A(c)		4.3110	05/25/37	107,917
930,523	GSR Mortgage Loan Trust Series 2007-3F 2A1		5.7500	05/25/37	2,048,757
58,971	GSR Mortgage Loan Trust Series 2007-4F 1A1		5.0000	07/25/37	84,363
2,514,495	GSR Mortgage Loan Trust Series 2007-4F 2A1		5.7500	07/25/37	3,796,855
42,398	GSR Mortgage Loan Trust 2006-1F Series 2006-1F 1A3		5.5000	02/25/36	68,280
27,710	GSR Mortgage Loan Trust 2006-1F Series 2006-1F 1A9		5.5000	02/25/36	36,783
464,457	GSR Mortgage Loan Trust 2006-5F Series 2006-5F 2A2		6.0000	06/25/36	654,537
235,718	GSR Mortgage Loan Trust 2006-5F Series 2006-5F 2A1		6.0000	06/25/36	332,186
87,257	GSR Mortgage Loan Trust 2006-5F Series 2006-5F 2A4		6.0000	06/25/36	122,968
74,899	HarborView Mortgage Loan Trust Series 2003-1 B1(c)		4.4240	05/19/33	58,761
277,304	HarborView Mortgage Loan Trust Series 2004-1 B1(c)		4.2470	04/19/34	218,903
1,040,916	HarborView Mortgage Loan Trust Series 2004-8 3A2(e)	US0001M + 0.800%	5.9570	11/19/34	795,961
83,467	HarborView Mortgage Loan Trust Series 2004-9 4A2(e)	US0001M + 0.780%	5.9370	12/19/34	73,308

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
3,354	HarborView Mortgage Loan Trust Series 2005-1 2A1B(e)	US0001M + 0.660%	5.8060	03/19/35	$2,631
3,151,985	HarborView Mortgage Loan Trust Series 2005-2 1A(e)	US0001M + 0.520%	1.5080	05/19/35	1,032,909
50,565	HarborView Mortgage Loan Trust Series 2005-4 4A(c)		4.2270	07/19/35	47,420
206,727	HarborView Mortgage Loan Trust Series 2005-8 1A2A(e)	US0001M + 0.660%	5.8170	09/19/35	147,863
23,157	HarborView Mortgage Loan Trust Series 2005-14 2A1A(c)		4.5760	12/19/35	16,082
187,357	HarborView Mortgage Loan Trust Series 2005-14 3A1A(c)		4.5960	12/19/35	176,202
1,971,107	HarborView Mortgage Loan Trust Series 2005-16 4A1B(e)	12MTA + 2.000%	5.9760	01/19/37	1,419,979
1,343	Impac CMB Trust Series 2003-8 2M2(e)	US0001M + 2.625%	7.7750	10/25/33	1,323
2,443	Impac CMB Trust Series 2003-8 2B1(e)	US0001M + 4.500%	9.6500	10/25/33	2,377
119,916	Impac CMB Trust Series 2004-10 3A2(e)	US0001M + 0.800%	5.9500	03/25/35	110,245
36,090	Impac CMB Trust Series 2004-10 4M2(e)	US0001M + 1.500%	6.6500	03/25/35	32,652
168,192	Impac CMB Trust Series 2004-10 4B(e)	US0001M + 2.775%	7.9250	03/25/35	157,811
202,177	Impac CMB Trust Series 2005-4 2A2(e)	US0001M + 0.380%	5.9100	05/25/35	181,136
917,358	Impac CMB Trust Series 2005-4 2B1(e)	US0001M + 1.650%	7.6250	05/25/35	813,603
222,625	Impac Secured Assets CMN Owner Trust Series 2003-3 M1(c)		5.3060	08/25/33	206,955
137,586	Impac Secured Assets CMN Owner Trust Series 2005-1 4A(c)		4.1140	07/25/35	119,962
15,901	Impac Secured Assets Trust Series 2006-2 2M3(e)	US0001M + 1.650%	6.8000	08/25/36	15,880
133,478	IndyMac ARM Trust Series 2001-H1 1A(c)		3.1980	08/25/31	70,484
79,233	IndyMac IMSC Mortgage Loan Trust Series 2007-F3 PO(f)		0.0000	09/25/37	45,043
83,620	IndyMac INDA Mortgage Loan Trust Series 2005-AR1 2A1(c)		4.2580	11/25/35	82,313
18,141	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 2A1(c)		4.3250	01/25/36	16,767
70,955	IndyMac INDA Mortgage Loan Trust Series 2007-AR4 3A1(c)		3.9540	08/25/37	64,502
28,330	IndyMac INDX Mortgage Loan Trust Series 2004-AR10 2A2B(e)	US0001M + 0.920%	6.0700	05/25/34	24,891
162,743	IndyMac INDX Mortgage Loan Trust Series 2004-AR5 2A1A(e)	US0001M + 0.860%	6.0100	08/25/34	139,988
2,005,608	IndyMac INDX Mortgage Loan Trust Series 2005-AR9 2A1(c)		4.0350	07/25/35	1,847,809
158,867	IndyMac INDX Mortgage Loan Trust Series 2006-AR2 2A1(e)	US0001M + 0.420%	5.5700	02/25/46	117,359
1,050,742	Jefferies Resecuritization Trust Series 2009-R6 7A5(c),(d)		3.9220	08/26/35	989,344
594,360	Jefferies Resecuritization Trust Series 2009-R7 6A2(c),(d)		3.7900	10/21/35	611,343
413,105	JP Morgan Alternative Loan Trust Series 2005-S1 2A1		5.0000	12/25/35	308,161
3,626,116	JP Morgan Alternative Loan Trust Series 2006-A1 2A2(c)		3.9650	03/25/36	2,790,827
45,194	JP Morgan Alternative Loan Trust Series 2006-S2 A4(g)		6.6900	05/25/36	44,639
6,093	JP Morgan Mortgage Trust Series 2004-S2 3A1		5.5000	11/25/24	6,025
484,364	JP Morgan Mortgage Trust Series 2004-S2 2A13(e)	US0001M + 0.400%	5.5500	11/25/34	436,556
224,333	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	201,065

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
29,642	JP Morgan Mortgage Trust Series 2005-A3 11A2(c)		4.2180	06/25/35	$27,622
439,232	JP Morgan Mortgage Trust Series 2005-A6 5A1(c)		3.9560	08/25/35	435,359
746,998	JP Morgan Mortgage Trust Series 2005-A8 1A1(c)		3.9090	11/25/35	609,487
52,020	JP Morgan Mortgage Trust Series 2007-A2 3A1(c)		3.7530	04/25/37	42,148
217,640	JP Morgan Mortgage Trust Series 2007-S2 3A2		6.0000	06/25/37	205,866
94,960	JP Morgan Mortgage Trust Series 2007-S2 3A3		6.5000	06/25/37	91,501
128,951	Lehman Mortgage Trust Series 2005-2 5A2(e)	US0001M + 28.060%	4.3680	12/25/35	114,342
719,996	Lehman Mortgage Trust Series 2005-2 AX(b)		5.5000	12/25/35	108,064
800,785	Lehman Mortgage Trust Series 2005-2 5A1(e)	US0001M + 0.900%	6.0500	12/25/35	481,339
1,406,565	Lehman Mortgage Trust Series 2007-5 8A2(b),(e)	US0001M + 7.720%	2.5700	08/25/36	201,811
1,389,756	Lehman Mortgage Trust Series 2007-5 8A1(e)	US0001M + 0.280%	5.4300	08/25/36	296,778
439,850	Lehman Mortgage Trust Series 2006-7 5A1(c)		1.3870	09/25/36	106,468
117,100	Lehman Mortgage Trust Series 2007-3 2A1(f)		0.0000	03/25/37	80,373
230,528	Lehman Mortgage Trust Series 2007-10 2A2		1.7810	01/25/38	69,814
188,535	Lehman Mortgage Trust Series 2006-4 4A1		6.0000	06/25/49	137,343
805,520	Lehman XS Trust Series 2005-5N 1A2(e)	US0001M + 0.360%	5.5100	11/25/35	774,851
279,962	Lehman XS Trust Series 2006-2N 1A1(e)	US0001M + 0.520%	5.6700	02/25/46	246,753
17,911	Luminent Mortgage Trust Series 2006-7 2A1(e)	US0001M + 0.340%	5.4900	12/25/36	15,752
274,057	Luminent Mortgage Trust Series 2006-7 1A1(e)	US0001M + 0.360%	5.5100	12/25/36	248,358
492,488	Luminent Mortgage Trust Series 2007-2 2A1(e)	US0001M + 0.460%	5.6100	05/25/37	444,592
428,352	MASTR Adjustable Rate Mortgages Trust Series 2004-11 B1(e)	US0001M + 2.250%	7.4000	11/25/34	414,325
2,523,705	MASTR Adjustable Rate Mortgages Trust Series 2004-14 B2(e)	US0001M + 3.400%	8.5500	01/25/35	2,039,015
1,854,222	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A2(c)		1.8360	07/25/35	704,474
1,055,876	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A1(c)		1.8360	07/25/35	410,735
3,097,648	MASTR Adjustable Rate Mortgages Trust Series 2007-1 2A1(c)		3.7550	11/25/36	1,779,686
3,809,124	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 1A1(e)	12MTA + 0.800%	4.7760	12/25/46	2,814,869
341,778	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 2A1(e)	12MTA + 0.800%	4.7760	12/25/46	264,988
2,460,898	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 4A1A(e)	12MTA + 0.850%	4.8260	12/25/46	2,172,221
1,630,823	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 4A1B(e)	12MTA + 1.200%	5.1760	12/25/46	1,440,612
1,144,048	MASTR Adjustable Rate Mortgages Trust Series 2007-1 I2A3(e)	12MTA + 0.740%	4.7160	01/25/47	1,127,179
3,654	MASTR Adjustable Rate Mortgages Trust Series 2007-1 I2A1(e)	US0001M + 0.320%	5.4700	01/25/47	3,604
300,000	MASTR Adjustable Rate Mortgages Trust Series 2007-3 22A5(e)	US0001M + 0.680%	5.8300	05/25/47	249,646
27,239	MASTR Alternative Loan Trust Series 2003-4 3A1		6.0000	06/25/33	26,761
41,551	MASTR Alternative Loan Trust Series 2003-5 4A1		5.5000	07/25/33	39,828

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
16,365	MASTR Alternative Loan Trust Series 2003-7 7A18		5.7500	11/25/33	$15,694
15,601	MASTR Alternative Loan Trust Series 2004-10 4A1		6.0000	09/25/34	14,947
33,589	MASTR Alternative Loan Trust Series 2004-11 1A1(c)		5.8200	10/25/34	32,128
18,204	MASTR Alternative Loan Trust Series 2004-12 4A1		5.5000	12/25/34	17,539
545,612	MASTR Alternative Loan Trust Series 2004-13 9A2		5.5000	01/25/35	304,763
50,345	MASTR Alternative Loan Trust Series 2005-1 2A1		6.0000	02/25/35	49,164
56,871	MASTR Alternative Loan Trust Series 2005-6 30PO(f)		0.0000	12/25/35	19,382
36,644	MASTR Alternative Loan Trust Series 2006-2 PO(f)		0.0000	03/25/36	14,666
37,265	MASTR Asset Securitization Trust Series 2003-11 6A16		5.2500	12/25/33	35,031
86,091	MASTR Asset Securitization Trust Series 2004-9 3A7		5.2500	07/25/34	78,759
106,978	MASTR Asset Securitization Trust Series 2004-11 5A5		5.7500	12/25/34	98,046
948,581	MASTR Asset Securitization Trust Series 2004-11 5A4		5.7500	12/25/34	879,873
1,402,057	MASTR Reperforming Loan Trust Series 2005-1 1A4(d)		7.5000	08/25/34	1,126,819
61,688	MASTR Seasoned Securitization Trust Series 2003-1 3A2(e)	US0001M + 0.400%	5.5500	02/25/33	58,090
84,842	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B4(c),(d)		5.6320	10/20/29	80,177
52,320	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B5(c),(d)		5.6320	10/20/29	49,420
1,840,139	MERIT Securities Corporation Series 11PA B3(d),(e)	US0001M + 2.250%	7.4280	09/28/32	1,614,845
144,342	Merrill Lynch Alternative Note Asset Trust Series 2007-AF1 1AF2		5.7500	05/25/37	134,231
320,146	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(c)		3.6730	04/25/37	284,083
156,192	Merrill Lynch Mortgage Investors Trust Series 2006-AF1 PO(f)		0.0000	08/25/36	9,032
51,872	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B1(e)	US0001M + 0.945%	6.0950	08/25/28	45,666
39,428	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B2(e)	US0001M + 2.250%	7.4000	08/25/28	33,727
191,319	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-F B1(e)	US0001M + 0.900%	6.0500	10/25/28	176,128
142,234	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-2 1A(c)		4.2300	06/25/37	140,518
90,539	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2M1(c)		3.9400	03/25/33	73,513
1,161,003	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A7 2A1(c)		2.1580	09/25/35	936,982
124,999	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A1(c)		4.9120	03/25/33	110,390
97,422	Morgan Stanley Mortgage Loan Trust Series 2006-7 1A		5.0000	10/25/23	63,518
174,520	Morgan Stanley Mortgage Loan Trust Series 2006-7 2A		6.0000	06/25/31	113,549
31,867	Morgan Stanley Mortgage Loan Trust Series 2004-3 3A		6.0000	04/25/34	30,870
325,338	Morgan Stanley Mortgage Loan Trust Series 2005-2AR B1(e)	US0001M + 0.500%	5.6500	04/25/35	243,857
185,723	Morgan Stanley Mortgage Loan Trust Series 2005-4 1A		5.0000	08/25/35	175,942
769,386	Morgan Stanley Mortgage Loan Trust Series 2005-10 4A1		5.5000	12/25/35	472,747

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued) COLLATERALIZED
	MORTGAGE OBLIGATIONS — 28.6% (Continued) Morgan Stanley
91,336	Mortgage Loan Trust Series 2006-2 1A		5.2500	12/25/52	$81,407
16,241	Morgan Stanley Re-REMIC Trust Series 2010-R7 3B(d)		5.5000	11/26/34	14,539
1,133,012	Morgan Stanley Resecuritization Trust Series 2014-R4 4B2(c),(d)		4.0070	11/21/35	994,495
6,635,780	Mortgage Loan Resecuritization Trust Series 2009-RS1 A85(d),(e)	US0001M + 0.340%	5.5100	04/16/36	6,285,547
10,732,761	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(d),(e)	US0001M + 0.340%	5.5100	04/16/36	6,088,675
2,645,979	MortgageIT Mortgage Loan Trust Series 2006-1 1A2(e)	US0001M + 0.400%	5.5500	04/25/36	1,903,478
150,481	MortgageIT Mortgage Loan Trust Series 2006-1 1A1(e)	US0001M + 0.460%	5.6100	04/25/36	138,946
282,697	MortgageIT Trust Series 2004-1 B2(e)	US0001M + 3.225%	8.3750	11/25/34	270,445
338,798,775	MortgageIT Trust Series 2005-2(b)		0.0000	05/25/35	2,500,000
74,218	MortgageIT Trust Series 2005-2 1B1(e)	US0001M + 1.425%	6.5750	05/25/35	73,119
11,351,805	New Residential Mortgage Loan Trust Series 2019-5A B4IA(b),(c),(d)		0.5000	08/25/59	214,549
15,954,381	New Residential Mortgage Loan Trust Series 2019-5A B5IB(b),(c),(d)		0.7500	08/25/59	451,509
206,809	New York Mortgage Trust Series 2006-1 2A3(c)		3.9740	05/25/36	175,652
18,976	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AP1 A5(g)		5.8030	03/25/34	18,019
120,166	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5A3(e)	US0001M + 1.020%	6.1700	08/25/34	114,097
7,931	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AP3 A5A(g)		6.0710	10/25/34	7,706
1,913,733	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR2 M2(e)	US0001M + 1.700%	6.8500	10/25/34	1,906,609
1,119,015	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR4 M2(e)	US0001M + 1.500%	6.6500	12/25/34	1,027,839
452,931	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 1A1B(c)		1.4650	05/25/36	100,166
210,944	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(c)		5.0260	06/25/36	157,191
392,817	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 5A(c)		5.1930	06/25/36	390,686
60,667	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(g)		5.9570	03/25/47	57,947
771,266	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A4(g)		6.1380	03/25/47	736,582
103,007	NovaStar Mortgage Funding Trust Series 2006-MTA1 2A1A(e)	US0001M + 0.380%	0.4400	09/25/46	98,371
98,425	Ocwen Residential MBS Corporation Series 1999-R2 B2(c),(d)		0.6900	06/25/39	48,267
178,752	Opteum Mortgage Acceptance Corp Asset Backed Series 2005-1 M7(e)	US0001M + 2.025%	7.1750	02/25/35	185,719
243,697	PHHMC Series Trust Series 2006-4 B1(c)		6.2870	12/18/36	230,683
72,351	Popular A.B.S, Inc. Series 1998-1 A1(g)		7.2000	12/25/29	65,929
90,424	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	84,921
3,105	Prime Mortgage Trust Series 2005-1 2A4(d)		5.5000	09/25/34	3,093
1,836,428	Prime Mortgage Trust Series 2006-DR1 2A1(d)		5.5000	05/25/35	1,496,910
491,520	Prime Mortgage Trust Series 2006-DR1 2A2(d)		6.0000	05/25/35	376,185

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
13,059	Prime Mortgage Trust Series 2005-4 1A2		5.0000	10/25/35	$12,229
97,335	Prime Mortgage Trust Series 2005-4 1A5		5.2500	05/25/44	91,192
311,298	RALI Series Trust Series 2004-QA4 NB21(c)		4.1130	09/25/34	287,179
393,369	RALI Series Trust Series 2004-QA4 NB1(c)		4.5560	09/25/34	336,973
420,304	RALI Series Trust Series 2004-QA6 NB2(c)		3.6730	12/26/34	373,882
615,181	RALI Series Trust Series 2004-QA6 NB4(c)		4.3210	12/26/34	537,158
1,786,625	RALI Series Trust Series 2005-QA2 A1I(c)		1.4410	02/25/35	588,891
1,893,361	RALI Series Trust Series 2005-QA2 A1II(c)		3.9550	02/25/35	1,187,294
176,337	RALI Series Trust Series 2005-QA2 NB2(c)		4.0740	02/25/35	142,430
197,823	RALI Series Trust Series 2005-QA3 NB4(a),(c)		0.0000	03/25/35	57,812
62,661	RALI Series Trust Series 2005-QA3 NB1(c)		3.6100	03/25/35	32,356
307,641	RALI Series Trust Series 2005-QA4 A42(c)		4.2570	04/25/35	286,121
133,559	RALI Series Trust Series 2005-QA4 A5(c)		5.3000	04/25/35	120,060
1,163,731	RALI Series Trust Series 2005-QS5 A3		5.7000	04/25/35	1,131,847
721,120	RALI Series Trust Series 2005-QA6 NB23(c)		4.3290	05/25/35	360,867
67,375	RALI Series Trust Series 2005-QA8 NB2(c)		4.2240	07/25/35	57,918
413,663	RALI Series Trust Series 2005-QA8 CB21(c)		4.5880	07/25/35	231,737
2,629,522	RALI Series Trust Series 2005-QA9 NB21(c)		1.7660	08/25/35	1,000,380
1,511,769	RALI Series Trust Series 2005-QA9 CB3(c)		4.2320	08/25/35	1,385,831
5,003,998	RALI Series Trust Series 2005-QA11 3A1(c)		1.7670	10/25/35	1,720,247
727,718	RALI Series Trust Series 2005-QA11 6A1(c)		5.7900	10/25/35	669,954
1,348,107	RALI Series Trust Series 2005-QA12 CB3(c)		4.8000	12/25/35	1,193,930
1,771	RALI Series Trust Series 2006-QA1 A31(c)		5.7530	01/25/36	2,831
129,924	RALI Series Trust Series 2006-QA2 3A1(c)		6.1090	02/25/36	104,326
7,399,865	RALI Series Trust Series 2006-QS11 2A1		1.9880	08/25/36	2,490,496
57,539	RALI Series Trust Series 2006-QS12 2A11		5.0000	09/25/36	42,917
307,311	RALI Series Trust Series 2007-QS4 1A4		6.2500	03/25/37	234,297
597,401	RALI Series Trust Series 2005-QO4 2A1(e)	US0001M + 0.560%	5.7100	12/25/45	469,465
2,949,446	RALI Series Trust Series 2007-QO5 A(e)	12MTA + 3.120%	0.9070	08/25/47	536,458
477,762	RAMP Series Trust Series 2003-SL1 A41		8.0000	04/25/31	463,170
482,594	RAMP Series Trust Series 2005-SL2 A5		4.2620	10/25/31	234,596
808,035	RAMP Series Trust Series 2004-SL1 A8		6.5000	11/25/31	719,739
374,541	RAMP Series Trust Series 2005-SL1 A3		1.1090	05/25/32	58,625
467,747	RAMP Series Trust Series 2005-SL1 A7		8.0000	05/25/32	308,932

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
274,396	RAMP Series Trust Series 2004-SL4 A5		2.7000	07/25/32	$114,639
2,365,598	RBSGC Mortgage Loan Trust Series 2005-A 4A		6.0000	04/25/35	2,054,035
617,909	RBSGC Mortgage Loan Trust Series 2007-A 1A1		6.0000	01/25/37	511,293
1,336,582	RBSSP Resecuritization Trust Series 2009-6 8A3(c),(d)		5.2070	08/26/35	493,801
90,623	Reperforming Loan REMIC Trust Series 2004-R1 2A(d)		6.5000	11/25/34	82,295
553,419	Reperforming Loan REMIC Trust Series 2005-R2 1AS(b),(c),(d)		0.7010	06/25/35	18,196
412,762	Reperforming Loan REMIC Trust Series 2006-R2 AF1(d),(e)	US0001M + 0.420%	5.5700	07/25/36	374,764
228,031	Residential Asset Securitization Trust Series 2000-A6 B2		8.0000	10/25/30	151,082
22,391	Residential Asset Securitization Trust Series 2004-A2 1A8		5.2500	05/25/34	20,773
383,026	Residential Asset Securitization Trust Series 2004-A2 2A1(e)	US0001M + 0.550%	5.7000	05/25/34	373,492
228,416	Residential Asset Securitization Trust Series 2006-A3CB PO(f)		0.0000	01/25/46	22,171
201,277	Residential Asset Securitization Trust Series 2006-A3CB AX(b),(c)		6.0000	01/25/46	44,172
1,271,990	RFMSI Series Trust Series 2005-SA1 2A(c)		3.6630	03/25/35	1,103,267
267,019	RFMSI Series Trust Series 2005-SA3 3A(c)		4.0520	08/25/35	223,746
806,657	RFMSI Series Trust Series 2005-SA5 2A(c)		4.3980	11/25/35	708,932
109,363	RFMSI Series Trust Series 2006-SA1 2A1(c)		5.3610	02/25/36	91,138
228,670	RFMSI Series Trust Series 2006-SA3 3A1(c)		4.9000	09/25/36	193,874
127,102	RFMSI Series Trust Series 2006-SA4 2A1(c)		5.2050	11/25/36	105,649
409,245	Sequoia Mortgage Trust Series 4 B(e)	US0001M + 1.250%	6.3980	04/22/25	327,312
58,540	Sequoia Mortgage Trust Series 6 B2(e)	US0001M + 1.050%	6.1960	04/19/27	52,757
28,394	Sequoia Mortgage Trust Series 2003-4 2B2(c)		6.2660	07/20/33	24,167
42,732	Sequoia Mortgage Trust Series 2003-4 2B3(c)		6.2660	07/20/33	35,982
19,629	Sequoia Mortgage Trust Series 2003-4 2B5(c)		6.2660	07/20/33	15,150
181,683	Sequoia Mortgage Trust Series 2004-1 B1(e)	US0001M + 0.825%	5.9820	02/20/34	116,083
4,101	Sequoia Mortgage Trust Series 2004-5 B1(e)	US0001M + 0.720%	5.8770	06/20/34	3,616
127	Sequoia Mortgage Trust Series 2004-6 B1(e)	US0001M + 0.750%	5.9070	07/20/34	103
34,895	Sequoia Mortgage Trust Series 2013-2 B3(c)		3.6320	02/25/43	32,447
168,151	Sequoia Mortgage Trust Series 2007-1 3A1(c)		4.6830	01/20/47	127,617
19,723	Shellpoint Asset Funding Trust Series 2013-1 B2(c),(d)		3.8590	07/25/43	19,099
40,988	Sofi Mortgage Trust Series 2016-1A 1AMF(c),(d)		3.0000	11/25/46	36,033
48,339	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 1A1(c)		4.7020	03/25/34	44,869
1,480,240	Structured Adjustable Rate Mortgage Loan Trust Series 2004-7 A1(e)	US0001M + 0.405%	5.5550	06/25/34	1,322,712
250,610	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14 A1(e)	US0001M + 0.310%	5.4600	07/25/35	160,797
204,143	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 2A1(c)		3.9060	04/25/47	188,398

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
1,675,193	Structured Asset Investment Loan Trust Series 2003-BC10 M3(e)	US0001M + 3.300%	8.4500	10/25/33	$1,738,237
204,480	Structured Asset Mortgage Investments II Trust Series 2004-AR5 2A3(c)		4.4410	10/19/34	181,407
213,174	Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1B(e)	US0001M + 0.400%	5.5570	02/19/35	200,041
1,194,430	Structured Asset Mortgage Investments II Trust Series 2006-AR3 21A1(e)	US0001M + 0.400%	5.5500	02/25/36	934,109
79,379	Structured Asset Mortgage Investments II Trust Series 2006-AR2 A1(e)	US0001M + 0.460%	5.6100	02/25/36	68,932
355,138	Structured Asset Mortgage Investments II Trust Series 2006-AR1 3A1(e)	US0001M + 0.460%	5.6100	02/25/36	295,868
2,382,826	Structured Asset Mortgage Investments II Trust Series 2006-AR1 2A2(e)	US0001M + 0.620%	5.7700	02/25/36	2,265,079
4,516,394	Structured Asset Mortgage Investments II Trust Series 2006-AR3 24A1(c)		1.2330	05/25/36	1,167,810
150,755	Structured Asset Mortgage Investments II Trust Series 2006-AR3 22A1(c)		3.6840	05/25/36	81,705
60,133	Structured Asset Mortgage Investments II Trust Series 2007-AR2 1A1(e)	US0001M + 0.150%	5.3000	02/25/37	53,934
695,269	Structured Asset Mortgage Investments II Trust Series 2007-AR2 2A1(e)	US0001M + 0.260%	2.3790	03/25/37	228,823
1,528,754	Structured Asset Mortgage Investments II Trust Series 2006-AR5 3A1(e)	US0001M + 0.420%	3.2220	05/25/46	653,429
735,210	Structured Asset Mortgage Investments II Trust Series 2006-AR5 2A1(e)	US0001M + 0.420%	5.5700	05/25/46	490,994
43,263	Structured Asset Mortgage Investments Trust Series 2001-4 A1(c)		3.5250	10/25/24	38,681
433,607	Structured Asset Mortgage Investments Trust Series 2002-AR5 A2(e)	US0001M + 1.200%	6.3460	05/19/33	379,097
470,369	Structured Asset Sec Corp Mort Pass Thr Certs Series 1998-6 B2		6.5000	07/25/28	284,526
1,768,992	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A B1(e)		5.2800	01/25/34	1,250,420
27,691	Structured Asset Sec Mortgage Pass-Through Series 2002-21A B1II(c)		5.9760	11/25/32	27,381
116,473	Structured Asset Securities Corp Assistance Loan Series AL2 B1(d)		3.3560	01/25/31	65,895
1,230,438	Structured Asset Securities Corp Mor Cer Ser Series 2003-31A B1(c)		5.5880	10/25/33	1,066,993
84,683	Structured Asset Securities Corp Mortgage Series 2003-39EX M3(g)		3.7810	08/25/33	85,306
490,782	Structured Asset Securities Corp Mortgage Series 2004-11XS 1A5A(g)		4.9220	06/25/34	463,286
508,696	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 2A1		6.5000	04/25/36	328,869
483,804	TBW Mortgage-Backed Trust Series 2006-2 1A3		1.7360	07/25/36	187,152
1,233,931	TBW Mortgage-Backed Trust Series 2006-6 A2B(g)		1.2070	01/25/37	294,540
943,260	Terwin Mortgage Trust Series 2006-9HGA A3(d),(e)	US0001M + 0.560%	1.4580	10/25/37	344,933
317,355	Terwin Mortgage Trust Series 2007-6ALT A2(d),(e)	US0001M + 0.600%	5.7500	08/25/38	233,262
59,201	Thornburg Mortgage Securities Trust Series 2005-1 A5(c)		4.1200	04/25/45	56,097
135,044	Thornburg Mortgage Securities Trust Series 2007-3 2A1(e)	US0012M + 1.250%	7.1510	06/25/47	127,207
5,706,726	Voyager CBASS Delaware Trust Series 2009-1 KAB1(c),(d)		0.0690	02/26/37	61,701
15,491,319	Voyager CBASS Delaware Trust Series 2009-1 KAA3(c),(d)		0.2630	02/26/37	168,243
770,349	Voyager CNTYW Delaware Trust Series 2009-1 3QB1(c),(d)		5.4430	03/16/30	732,367

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
915,079	Voyager CNTYW Delaware Trust Series 2009-1 3MY5(c),(d)		5.4930	12/16/33	$874,809
3,330,750	Voyager CNTYW Delaware Trust Series 2009-1 5AT3(c),(d)		5.4330	02/16/36	3,011,284
1,027,666	Voyager CNTYW Delaware Trust Series 2009-1 5AU0(c),(d)		5.4330	02/16/36	935,144
8,250,498	Voyager CNTYW Delaware Trust Series 2009-1 5DS2(c),(d)		5.3930	05/16/36	7,566,194
2,466,914	Voyager OPTONE Delaware Trust Series 2009-1 SAA7(b),(c),(d)		1.1680	02/25/38	588,048
1,316,529	Wachovia Mortgage Loan Trust, LLC Series 2005-A 2A1(c)		3.5220	08/20/35	1,197,508
413,572	Wachovia Mortgage Loan Trust, LLC Series 2005-A 1A1(c)		4.6540	08/20/35	392,912
48,927	Wachovia Mortgage Loan Trust, LLC Series 2006-A 1A1(c)		2.8580	05/20/36	44,911
324,761	Wachovia Mortgage Loan Trust, LLC Series 2007-A 4A1(c)		4.1130	03/20/37	290,181
119,508	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B1(c)		2.9340	12/19/39	109,541
40,758	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B4(c),(d)		2.9340	12/19/39	35,886
30,581	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B5(c),(d)		2.9340	12/19/39	26,520
24,172	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B6(c),(d)		2.9340	12/19/39	17,962
103,692	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 M1(c)		4.4950	10/25/32	96,273
221,758	WaMu Mortgage Pass-Through Certificates Series 2002-S8 1A7		5.7500	01/25/33	206,710
451,118	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 B1(c)		4.1960	02/25/33	419,618
151,733	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 A1(c)		3.9000	06/25/33	141,886
1,026,954	WaMu Mortgage Pass-Through Certificates Series 2003-S4 CB2(c)		4.7250	06/25/33	517,771
28,218	WaMu Mortgage Pass-Through Certificates Series 2003-AR5 A7(c)		4.8310	06/25/33	28,038
95,665	WaMu Mortgage Pass-Through Certificates Series 2003-AR8 A(c)		4.1630	08/25/33	91,370
151,142	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B2(c)		4.1550	09/25/33	118,067
754,549	WaMu Mortgage Pass-Through Certificates Series 2003-S13 CB1(c)		5.8960	01/25/34	688,910
73,005	WaMu Mortgage Pass-Through Certificates Series 2004-S2 2A4		5.5000	06/25/34	70,845
10,030	WaMu Mortgage Pass-Through Certificates Series 2004-CB2 2A		5.5000	07/25/34	9,658
75,042	WaMu Mortgage Pass-Through Certificates Series AR16 2A2(c)		3.8690	12/25/35	63,403
53,878	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 3A1(c)		3.7130	10/25/36	46,853
240,565	WaMu Mortgage Pass-Through Certificates Series 2001-AR3 B1(c)		3.5550	11/25/41	202,318
13,965	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B4(d),(e)	12MTA + 1.400%	5.1430	06/25/42	9,587
86,192	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B3(e)	12MTA + 1.400%	5.1430	06/25/42	74,440
83,562	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B2(e)	12MTA + 1.400%	5.1430	06/25/42	73,497
166,750	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B1(e)	12MTA + 1.400%	5.1430	06/25/42	148,032
14,011	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B3(e)	12MTA + 1.400%	5.1430	08/25/42	7,984

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.6% (Continued)
57,434	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B1(e)	12MTA + 1.400%	5.1430	08/25/42	$53,248
2,192,789	WaMu Mortgage Pass-Through Certificates Series 2006-AR7 2A(e)	12MTA + 0.980%	4.7230	07/25/46	1,913,483
13,145	WaMu Pass Through Certificates Series 2002-AR12 B1(c)		4.3250	10/25/32	12,129
8,258	WaMu Pass Through Certificates Series 2002-AR12 B2(c)		4.3250	10/25/32	7,371
79,483	Washington Mutual Mortgage Pass-Through Series 2005-1 1A1		5.5000	03/25/35	72,272
1,320,130	Washington Mutual Mortgage Pass-Through Series 2005-1 7A1		5.5000	03/25/35	1,059,709
1,889,696	Washington Mutual Mortgage Pass-Through Series 2006-AR1 A1A(e)	US0001M + 0.500%	5.6500	02/25/36	1,600,954
325,722	Washington Mutual Mortgage Pass-Through Series 2006-2 3CB		6.0000	03/25/36	251,835
268,154	Washington Mutual Mortgage Pass-Through Series 2007-3 A2		6.0000	04/25/37	227,046
53,719	Washington Mutual Mortgage Pass-Through Series 2006-AR2 A1A(e)	12MTA + 0.940%	4.6830	04/25/46	45,004
410,162	Washington Mutual Mortgage Pass-Through Series 2006-AR5 3A(e)	12MTA + 0.940%	4.6830	07/25/46	253,987
843,156	Washington Mutual Mortgage Pass-Through Series 2006-AR6 2A(e)	12MTA + 0.960%	4.7030	08/25/46	470,778
153,803	Washington Mutual Mortgage Pass-Through Series 2006-AR8 2A(e)	12MTA + 0.850%	4.5930	10/25/46	128,691
28,170	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B5(d)		6.5000	10/19/29	25,994
28,170	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B4(d)		6.5000	10/19/29	25,977
350,873	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2 CB4(a),(c),(d)		0.0000	02/25/33	45,402
37,242	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR1 2A(c)		3.6110	02/25/33	33,995
161,251	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS3 CB3(a),(c)		5.7500	03/25/33	93,025
38,719	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 B1		5.7500	03/25/33	36,531
34,878	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	34,660
625,460	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR2 M(c)		3.8390	05/25/33	576,950
667,509	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA2 CB1(c)		7.0000	07/25/33	530,335
1,347	Wells Fargo Mortgage Backed Securities Series 2006-20 A1(a)		5.5000	07/25/23	1,341
37,765	Wells Fargo Mortgage Backed Securities Series 2003-I B2(c)		4.4040	09/25/33	29,279
26,322	Wells Fargo Mortgage Backed Securities Series 2004-K 1A2(c)		3.6150	07/25/34	27,107
43,672	Wells Fargo Mortgage Backed Securities Series 2004-K 1A3(c)		3.6150	07/25/34	44,916
					234,488,075
	CREDIT CARD — 0.1%
675,000	Genesis Private Label Amortizing Trust Series 2020-1 E(d)		9.7600	07/20/30	656,664

	HOME EQUITY — 11.5%
1,300,807	ABFC Trust Series 2002-WF2 CE		0.0000	11/25/29	1,104,822

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	HOME EQUITY — 11.5% (Continued)
129,459	ABFS Mortgage Loan Trust Series 2000-3 A(g)		8.1100	09/15/31	$110,330
2,512,209	ABFS Mortgage Loan Trust Series 2002-1 A5(g)		7.0100	12/15/32	2,095,620
853,414	ABFS Mortgage Loan Trust Series 2003-1 M(e)	US0001M + 2.250%	7.4430	08/15/33	824,520
198,954	ABFS Mortgage Loan Trust 2000-1 Series 1 A1(g)		8.4250	07/15/31	167,164
375,167	Accredited Mortgage Loan Trust Series 2004-3 1M2(g)		6.0000	10/25/34	316,867
892,823	Accredited Mortgage Loan Trust Series 2005-1 M5(e)	US0001M + 3.300%	5.2070	04/25/35	896,910
10,644	ACE Securities Corp Home Equity Loan Trust Series 2002-HE2 M1(e)	US0001M + 1.275%	6.4250	08/25/32	11,412
106,188	ACE Securities Corp Home Equity Loan Trust Series 2003-OP1 M2(e)	US0001M + 2.250%	7.4000	12/25/33	107,724
1,312,480	ACE Securities Corp Home Equity Loan Trust Series HE1 M2(e)	US0001M + 1.650%	6.8000	03/25/34	1,317,367
74,818	ACE Securities Corp Home Equity Loan Trust Series RM1 M1(e)	US0001M + 1.050%	6.2000	07/25/34	71,029
528,589	ACE Securities Corp Home Equity Loan Trust Series 2004-RM1 B1(d),(e)	US0001M + 5.250%	10.4000	07/25/34	378,465
1,531,310	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M10(e)	US0001M + 3.500%	8.6500	05/25/35	1,583,212
8,346	ACE Securities Corp Home Equity Loan Trust Series 2007-WM1 A2A(e)	US0001M + 0.070%	1.8900	11/25/36	3,435
213,460	ACE Securities Corp Home Equity Loan Trust Series 2007-WM2 A2B(e)	US0001M + 0.180%	1.5560	02/25/37	90,834
62,387	ACE Securities Corp Home Equity Loan Trust Series 2005-SD1 M2(e)	US0001M + 1.875%	7.0250	11/25/50	64,997
3,254,549	ACE Securities Corp Home Equity Loan Trust Series Series HE1 CE(f)		0.000	11/20/31	2,538,575
302,294	ACE Securities Corp Home Equity Loan Trust Series Series TC1 M2(e)	US0001M + 2.925%	8.0750	06/25/33	281,555
370,110	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B2(e)	US0001M + 3.150%	8.3000	09/25/34	354,384
482,688	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 M3(e)	US0001M + 2.025%	7.1750	10/25/34	470,912
36,050	AFC Home Equity Loan Trust Series 1998-3 1A2(e)	US0001M + 0.720%	5.8580	09/22/28	35,465
2,563,981	AFC Trust Series 1999-3 2A(e)	US0001M + 0.790%	5.9400	09/28/29	1,964,035
700,445	AFC Trust Series 2000-2 2A(e)	US0001M + 0.700%	5.8500	06/25/30	639,478
1,008,251	AFC Trust Series 2000-2 1A(e)	US0001M + 0.790%	5.9280	06/25/30	921,640
137,695	AFC Trust Series 2000-3 2A(d),(e)	US0001M + 0.640%	5.7900	10/25/30	130,586
76,482	Ameriquest Mort Sec Inc Asset Bckd Ps Thr Cert Series AR1 M1(e)	US0001M + 1.065%	3.4070	09/25/32	78,187
1,750,065	Ameriquest Mort Sec Inc Asset Bk Pass Thr Cert Series 2002-C M1(e)	US0001M + 3.375%	8.5250	11/25/32	1,704,783
36,313	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M3(e)	US0001M + 2.850%	8.0000	08/25/32	35,017
156,687	Ameriquest Mortgage Securities Asset-Backed Series 2003-AR1 M3(e)	US0001M + 4.500%	3.5100	01/25/33	151,256
323,608	Ameriquest Mortgage Securities Inc Asset-Backed Series 2002-D M1(e)	US0001M + 3.750%	3.0480	02/25/33	290,710
712,820	Amresco Residential Securities Corp Mort Loan Series 1999-1 M1(e)	US0001M + 0.750%	6.4000	11/25/29	675,824
762,597	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W3 M5(e)	US0001M + 5.625%	3.8550	09/25/33	641,726
1,510,395	Asset Backed Securities Corp Home Equity Loan Series 2003-HE1 M3(e)	US0001M + 5.250%	10.4430	01/15/33	1,411,798
7,185	Asset Backed Securities Corp Home Equity Loan Series 2007-HE2 A2(e)	US0001M + 0.080%	5.2300	05/25/37	4,866
257,314	Bayview Financial Asset Trust Series 2007-SR1A M1(d),(e)	US0001M + 0.800%	5.9500	03/25/37	248,805

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	HOME EQUITY — 11.5% (Continued)
170,457	Bayview Financial Asset Trust Series 2007-SR1A M2(d),(e)	US0001M + 0.900%	6.0500	03/25/37	$164,684
152,000	Bayview Financial Asset Trust Series 2007-SR1A M3(d),(e)	US0001M + 1.150%	6.3000	03/25/37	148,232
3,766,302	Bayview Financial Mortgage Pass-Through Trust Series 2005-B B2(e)	US0001M + 4.125%	9.3030	04/28/39	3,768,839
37,152	Bayview Financial Mortgage Pass-Through Trust Series 2004-D B1(e)	US0001M + 2.850%	8.0100	08/28/44	37,227
9,082,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9A(e)	US0001M + 6.000%	11.1500	10/25/34	8,873,688
148,848	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M6(e)	US0001M + 4.650%	5.3170	12/25/34	163,200
674,813	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M6(e)	US0001M + 2.550%	4.8070	05/25/35	664,481
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 M8(d),(e)	US0001M + 4.500%	4.7940	08/25/35	3,608,713
372,162	Bear Stearns Asset Backed Securities I Trust Series 2005-HE11 M3(e)	US0001M + 0.720%	5.2260	11/25/35	369,475
196,932	Bear Stearns Asset Backed Securities I Trust Series 2006-EC2(e)	US0001M + 0.630%	5.3680	02/25/36	196,116
279,670	Bear Stearns Asset Backed Securities I Trust Series 2007-HE1 2M1(e)	US0001M + 0.270%	5.4200	01/25/37	906,555
327,443	Bear Stearns Second Lien Trust Series 2007-1 1A(e)	US0001M + 0.190%	5.3400	01/25/37	314,333
18,694	Bear Stearns Second Lien Trust Series 2007-1 3A(e)	US0001M + 0.440%	5.5900	08/25/37	17,611
356,637	Bond Securitization Trust Series 2003-1 X(c)		0.0000	10/25/34	310,275
127,109	Centex Home Equity Loan Trust Series 2004-C M2(e)	US0001M + 0.795%	4.2290	06/25/34	119,607
332,914	Centex Home Equity Loan Trust Series 2004-D MF2(g)		6.0600	09/25/34	317,744
449,424	Citigroup Mortgage Loan Trust Series 2007-OPX1 A5B(a),(g)		0.0000	01/25/37	164,811
2,301,000	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3 M4(e)	US0001M + 4.500%	9.6500	12/25/33	2,397,357
80,871	Contimortgage Home Equity Loan Trust Series 1996-4 A10(e)	US0001M + 0.480%	5.6730	01/15/28	70,867
163	Countrywide Asset-Backed Certificates Series 2002-S3 M2(a),(c)		5.0910	05/25/32	160
38,953	Countrywide Asset-Backed Certificates Series 2004-S1 M1(g)		5.2520	02/25/35	38,332
547,618	Countrywide Home Equity Loan Trust Series 2006-HW 2A1B(e)	US0001M + 0.150%	5.3430	11/15/36	511,055
25,055	Countrywide Home Equity Loan Trust Series 2006-HW 2A1A(e)	US0001M + 0.150%	5.3430	11/15/36	22,495
687,350	Credit Suisse First Boston Mortgage Securities Series 2002-HE1 A2(e)	US0001M + 0.740%	4.0010	08/25/32	647,978
578,775	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(e)	US0001M + 3.250%	3.7180	04/25/34	513,630
66,667	CWABS Revolving Home Equity Loan Trust Series R 2A(e)	US0001M + 0.250%	5.4430	03/15/30	64,003
63,281	CWABS Revolving Home Equity Loan Trust Series 2004-O 2A(e)	US0001M + 0.280%	5.4730	02/15/34	60,947
7,675	CWABS Revolving Home Equity Loan Trust Series 2004-O 1A(e)	US0001M + 0.280%	5.4730	02/15/34	7,653
199,156	CWHEQ Home Equity Loan Trust Series 2006-S6 A5(c)		5.9620	03/25/34	188,377
1,598,276	CWHEQ Home Equity Loan Trust Series 2006-S5 A5		6.1550	06/25/35	1,912,969
218,221	CWHEQ Home Equity Loan Trust Series 2006-S7 A5(c)		5.9450	11/25/35	211,173
52,645	CWHEQ Revolving Home Equity Loan Trust Series H 2A(e)	US0001M + 0.240%	5.4330	12/15/35	51,829
532,468	CWHEQ Revolving Home Equity Loan Trust Series 2005-K 2A1(e)	US0001M + 0.240%	5.4330	02/15/36	508,962
679,742	CWHEQ Revolving Home Equity Loan Trust Series 2005-K 2A4(e)	US0001M + 0.340%	5.5330	02/15/36	648,528

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	HOME EQUITY — 11.5% (Continued)
1,450,752	CWHEQ Revolving Home Equity Loan Trust Series 2006-D 2A(e)	US0001M + 0.200%	5.3930	05/15/36	$1,368,159
52,894	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 1A(e)	US0001M + 0.140%	5.3330	01/15/37	47,567
204,641	FirstCity Capital Home Equity Loan Trust Series 1998-2 A3(d),(e)	US0001M + 1.600%	6.7500	01/25/29	199,862
312,324	FirstCity Capital Home Equity Loan Trust Series 1998-2 A1(d)		6.9900	01/25/29	302,057
237,815	Fremont Home Loan Trust Series 1999-3 A1(e)	US0001M + 0.710%	5.8600	12/25/29	221,138
240,335	Fremont Home Loan Trust Series 1999-3 A2(e)	US0001M + 0.790%	5.9400	12/25/29	224,036
101,923	GMACM Home Equity Loan Trust Series 2004-HE1 A3(e)	US0001M + 0.500%	5.6500	06/25/34	98,957
199,511	GMACM Home Equity Loan Trust Series 2004-HE1 VPRN(d),(e)	US0001M + 0.500%	5.6500	06/25/34	193,704
103,540	GMACM Home Equity Loan Trust Series 2004-HE3 A2VN(d),(e)	US0001M + 0.500%	5.6500	10/25/34	102,794
12,374	GMACM Home Equity Loan Trust Series 2005-HE1 A1VN(d),(e)	US0001M + 0.500%	5.6500	08/25/35	7,242
1,069,625	GMACM Home Equity Loan Trust Series 2007-HE2 A1(e)	US0001M + 0.140%	5.2900	12/25/37	1,036,721
811,641	GMACM Home Equity Loan Trust Series 2007-HE2 A4(g)		7.4240	12/25/37	821,789
545,344	GMACM Mortgage Loan Trust Series 2004-GH1 B(g)		5.5000	07/25/35	356,143
63,816	GreenPoint Mortgage Funding Trust Series 2005-HE3 A(e)	US0001M + 0.180%	5.3730	09/15/30	62,974
1,490,991	GSAA Home Equity Trust Series 2005-2 B3(e)	US0001M + 3.450%	8.6000	12/25/34	1,274,756
2,990,668	GSAA Home Equity Trust Series 2005-5 B3(e)	US0001M + 2.550%	7.7000	02/25/35	2,775,822
13,252	GSAA Trust Series 2004-3 AF4(g)		6.7200	04/25/34	12,698
18,412	Home Equity Asset Trust Series 2002-2 B1(e)	US0001M + 2.600%	7.7380	06/25/32	30,840
31,810	Home Equity Asset Trust Series 2002-4 M1(e)	US0001M + 1.500%	6.6500	03/25/33	30,953
160,222	Home Equity Asset Trust Series 2003-1 B2(e)	US0001M + 4.750%	9.9000	06/25/33	1,206,786
96,264	Home Equity Asset Trust Series 2003-8 B2(e)	US0001M + 3.250%	8.4000	04/25/34	142,171
124,654	Home Equity Loan Trust Series 2006-HSA3 A(e)	US0001M + 0.130%	5.2800	05/25/36	123,634
303,809	Home Equity Mortgage Loan Asset-Backed Trust Series C MV1(e)	US0001M + 0.670%	4.4300	12/25/31	430,073
196,997	Home Equity Mortgage Loan Asset-Backed Trust Series 2002-B M1(e)	US0001M + 1.425%	6.5750	10/25/33	191,421
73,421	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-A M2(e)	US0001M + 2.025%	3.6510	07/25/34	70,266
458,909	Home Equity Mortgage Trust Series 2007-1 A1(e)	US0001M + 0.340%	5.4900	05/25/37	434,743
540,293	Imc Home Equity Loan Trust Series 1998-3 A7(g)		5.4320	08/20/29	519,703
88,347	IMC Home Equity Loan Trust Series 1998-5 A5(g)		5.5900	12/20/29	84,172
45,881	Irwin Home Equity Loan Trust Series 2004-1 2M2(e)	US0001M + 1.875%	7.0250	12/25/34	45,546
569,940	Irwin Home Equity Loan Trust Series 2006-P1 1A(d),(e)	US0001M + 0.280%	5.4300	12/25/36	544,848
592,503	Irwin Home Equity Loan Trust Series 2006-P1 2A3(d),(g)		6.3000	06/25/37	581,258
428,143	IXIS Real Estate Capital Trust Series 2005-HE3 M3(e)	US0001M + 0.765%	5.9150	12/25/35	443,739
184,354	MAFI II Remic Trust Series 1999-A B1(c),(d)		8.0000	03/20/25	175,765
207,533	Mastr Asset Backed Securities Trust Series 2003-NC1 M4(e)	US0001M + 5.250%	4.2470	04/25/33	209,742

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	HOME EQUITY — 11.5% (Continued)
65,056	Mastr Asset Backed Securities Trust Series 2003-WMC2 M2(e)	US0001M + 2.475%	3.9330	08/25/33	$65,962
785,523	Mastr Asset Backed Securities Trust Series 2005-NC2 A3(e)	US0001M + 0.500%	5.6500	11/25/35	448,045
1,257,585	Mastr Asset Backed Securities Trust Series 2005-NC2 A4(e)	US0001M + 0.700%	5.8500	11/25/35	717,271
55,334	Meritage Mortgage Loan Trust Series 2003-1 M2(e)	US0001M + 2.325%	7.4750	11/25/33	51,761
927,752	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B3(e)	US0001M + 3.075%	8.2250	10/25/35	813,155
3,108,751	Merrill Lynch Mortgage Investors Trust Series 2006-FF1 B3(d),(e)	US0001M + 1.125%	6.2750	08/25/36	3,368,454
82,209	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC8 M3(e)	US0001M + 3.150%	8.3000	09/25/33	81,704
889,084	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC10 B2(e)	US0001M + 5.625%	10.7750	10/25/33	946,215
2,075	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-HE4 A2A(e)	US0001M + 0.110%	1.3380	02/25/37	647
37,228	Morgan Stanley Dean Witter Capital I Inc Trust Series 2001-AM1 M2(e)	US0001M + 2.100%	7.2500	02/25/32	37,339
112,851	Morgan Stanley Dean Witter Capital I Inc Trust Series 2001-AM1 B1(e)	US0001M + 3.300%	8.4500	02/25/32	494,963
23,214	Morgan Stanley Dean Witter Capital I Inc Trust Series 2002-AM3 B2(e)	US0001M + 5.625%	10.7750	02/25/33	609,278
1,642,789	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-NC2 B1(e)	US0001M + 5.625%	10.7750	02/25/33	1,647,384
159,951	Morgan Stanley Mortgage Loan Trust Series 2005-8SL M1(e)	US0001M + 0.735%	5.8850	11/25/35	333,700
4,469,863	Morgan Stanley Mortgage Loan Trust Series 2007-8XS A3W(c)		6.0000	04/25/37	2,998,752
2,818	New Century Home Equity Loan Trust Series 2003-5 AI7(c)		4.8050	11/25/33	2,695
381,741	New Century Home Equity Loan Trust Series 2003-6 M1(e)	US0001M + 1.080%	6.2300	01/25/34	375,153
922,515	New Century Home Equity Loan Trust Series Series 2003-3 M3(e)	US0001M + 3.570%	8.7200	07/25/33	1,015,595
569,057	NovaStar Mortgage Funding Trust Series 2003-2 M2(e)	US0001M + 2.775%	7.9250	09/25/33	573,191
98,655	Option One Mortgage Loan Trust Series 2004-1 M2(e)	US0001M + 1.650%	6.8000	01/25/34	92,221
178,972	Option One Mortgage Loan Trust Series 2004-1 M4(e)	US0001M + 2.475%	7.6250	01/25/34	145,057
197,813	Option One Mortgage Loan Trust Series 2004-2 M2(e)	US0001M + 1.575%	6.7250	05/25/34	189,897
104,819	Option One Mortgage Loan Trust Series 2004-2 M5(e)	US0001M + 3.000%	8.1500	05/25/34	87,372
33,145	Option One Mortgage Loan Trust Series 2005-2 M1(e)	US0001M + 0.660%	5.8100	05/25/35	32,968
935,135	Option One Mortgage Loan Trust Series 2007-FXD1 1A1(g)		5.8660	01/25/37	754,727
228,997	Option One Mortgage Loan Trust Series 2007-FXD2 2A6(g)		5.6800	03/25/37	200,318
350,992	Option One Mortgage Loan Trust Series 2007-FXD2 2A5(g)		6.1020	03/25/37	306,935
875,868	Option One Woodbridge Loan Trust Series 2004-1 M(d),(e)	US0001M + 1.500%	6.6500	02/25/34	809,714
544,893	Provident Bank Home Equity Loan Trust Series 1999-3 A3(e)	US0001M + 0.390%	5.5400	01/25/31	445,481
140,767	Provident Bank Home Equity Loan Trust Series 1999-3 A2(e)	US0001M + 0.840%	5.5700	01/25/31	115,038
92,522	RAAC Series Trust Series 2004-SP1 AI3(g)		6.1180	03/25/34	89,393
2,511	RASC Series Trust Series 2003-KS4 AI5(g)		4.6700	06/25/33	2,501
2,742,835	RASC Series Trust Series 2004-KS11 M2(e)	US0001M + 1.000%	6.6500	12/25/34	2,636,901
67,659	Renaissance Home Equity Loan Trust Series 2002-4 B(g)		4.2770	03/25/33	10,418

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	HOME EQUITY — 11.5% (Continued)
123,141	Renaissance Home Equity Loan Trust Series 2004-3 AF6(g)		5.3240	11/25/34	$111,215
165,494	Renaissance Home Equity Loan Trust Series 2005-4 A4(g)		5.8250	02/25/36	155,431
11,842	Saco I Trust Series 2007-1 A1(e)	US0001M + 0.320%	5.4700	01/25/37	11,829
32,358	Saco I Trust Series 2007-2 A1(e)	US0001M + 0.320%	5.4700	02/25/37	31,602
2,122,288	Saxon Asset Securities Trust Series 2001-2 M1(e)	US0001M + 0.795%	5.9450	03/25/31	1,844,252
30,586,379	Soundview Home Loan Trust Series 2007-OPT4 X1(b),(c)		0.5800	09/25/37	835,978
302,757	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A2		3.3750	08/25/31	300,808
339,423	Terwin Mortgage Trust Series 2004-1HE M2(d),(e)	US0001M + 2.475%	7.6250	02/25/34	295,472
2,299,763	Terwin Mortgage Trust Series 2004-21HE 2M3(d),(e)	US0001M + 2.625%	7.7750	12/25/34	2,244,205
4,046,919	Truman Capital Mortgage Loan Trust Series 2002-2 M2(d),(e)	US0001M + 4.650%	9.8000	11/25/32	3,358,807
400,000	Truman Capital Mortgage Loan Trust Series 2006-1 M1(d),(e)	US0001M + 0.480%	5.6300	03/25/36	349,165
3,603	United National Home Loan Owner Trust Series 1999-1 M1(g)		6.9100	03/25/25	3,564
21,914	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 AI9(c)		4.9800	04/25/34	21,310
109,690	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(e)	US0001M + 2.820%	7.9700	10/25/34	109,633
693,175	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M9(e)	US0001M + 2.550%	7.7000	04/25/35	693,292
					94,965,063
	MANUFACTURED HOUSING — 3.5%
416,168	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1 B2(d),(f)		0.0000	08/15/30	376,294
2,058,391	BCMSC Trust Series 1998-C M1(c)		7.5100	01/15/29	1,856,764
731,888	BCMSC Trust Series 1999-B A2(c)		1.1220	12/15/29	86,930
611,382	BCMSC Trust Series 1999-B A3(c)		1.1220	12/15/29	74,751
4,944,914	BCMSC Trust Series 1999-B A5(c)		1.1220	12/15/29	626,489
737,790	BCMSC Trust Series 1999-B A6(c)		1.1220	12/15/29	98,624
11,151,101	Conseco Finance Corporation Series 7 B2(c)		1.0960	10/15/26	1,482,318
1,722,677	Conseco Finance Corporation Series 1997-8 M1(c)		7.0200	10/15/27	1,584,370
2,272,576	Conseco Finance Corporation Series 1997-3 M1(c)		7.5300	03/15/28	2,226,914
2,036,450	Conseco Finance Corporation Series 1997-2 M1(c)		7.5400	06/15/28	1,983,640
3,063,123	Conseco Finance Corporation Series 1996-10 B1(c)		7.2400	11/15/28	2,966,820
320,743	Conseco Finance Corporation Series 1998-2 M1(c)		6.9400	12/01/28	292,986
2,848,895	Conseco Finance Corporation Series 1999-5 A6(c)		3.4800	03/01/30	1,090,274
2,768,945	Conseco Finance Corporation Series 3 M1(c)		6.8600	03/01/30	2,555,481
1,500,000	Conseco Finance Securitizations Corporation Series 2002-1 M2(a),(c)		9.5460	12/01/33	1,433,884
57,520	Deutsche Financial Capital Securitization, LLC Series 1998-I M		6.8000	04/15/28	57,116

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	MANUFACTURED HOUSING — 3.5% (Continued)
2,211,756	Deutsche Financial Capital Securitization, LLC Series 1998-I B1		7.2750	04/15/28	$2,036,282
338,273	Madison Avenue Manufactured Housing Contract Trust Series A B2(e)	US0001M + 3.250%	8.4000	03/25/32	338,070
5,812	MERIT Securities Corporation Series 12-1 1M1(g)		7.6300	07/28/33	5,779
915,771	Morgan Stanley Resecuritization Trust Series 2015-R7 1BXA(c),(d)		7.0600	02/26/29	842,518
266,360	Oakwood Mortgage Investors, Inc. Series 1997-A B1		7.4500	05/15/27	261,229
7,611	Oakwood Mortgage Investors, Inc. Series 1997-B B1		7.7500	08/15/27	7,221
523,186	Oakwood Mortgage Investors, Inc. Series 1997-D B1(c)		7.3250	02/15/28	502,016
1,050,171	Oakwood Mortgage Investors, Inc. Series 1998-D M1(d)		7.4150	01/15/29	992,417
1,079,978	Oakwood Mortgage Investors, Inc. Series 2000-C M1		8.4900	10/15/30	993,744
146,327	Oakwood Mortgage Investors, Inc. Series 2001-D A2(c)		4.3900	08/15/31	65,644
10,735	Oakwood Mortgage Investors, Inc. Series 2002-B A2(c)		5.1900	06/15/32	10,662
861,721	Origen Manufactured Housing Contract Trust Series 2007-A A2(c)		7.6440	04/15/37	791,996
1,636,263	Origen Manufactured Housing Contract Trust Series 2006-A A2(c)		6.7690	10/15/37	1,474,513
1,672,055	UCFC Manufactured Housing Contract Series 1998-3 M1		6.5060	01/15/30	1,541,178
					28,656,924
	NON AGENCY CMBS — 23.0%
3,537,694	BAMLL Re-REMIC Trust Series 2016-GG10 AJA(c),(d)		3.0520	08/10/45	725,227
573,171	Banc of America Commercial Mortgage Trust Series 2006-4 C(c)		5.7540	07/10/46	523,214
7,050,244	Banc of America Commercial Mortgage Trust Series 2007-1 AJ(c)		5.5230	01/15/49	1,417,099
63,194	Bayview Commercial Asset Trust Series 2005-1A B1(d),(e)	US0001M + 1.125%	6.2750	04/25/35	62,426
112,852	Bayview Commercial Asset Trust Series 2005-2A M1(d),(e)	US0001M + 0.645%	5.7950	08/25/35	104,708
283,987	Bayview Commercial Asset Trust Series 2005-3A B1(d),(e)	US0001M + 1.650%	6.2500	11/25/35	265,951
100	Bayview Commercial Asset Trust Series 2005-4A B2(a),(d),(e)	US0001M + 2.400%	0.0000	01/25/36	446,694
127,719	Bayview Commercial Asset Trust Series 2006-2A B1(d),(e)	US0001M + 1.305%	6.0200	07/25/36	119,250
226,576	Bear Stearns Asset Backed Securities Trust Series 2003-3 M1(e)	US0001M + 1.230%	6.3800	06/25/43	232,730
156,149	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AJ(c)		5.5660	01/12/45	149,829
2,445,190	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(d),(e)	US0001M + 2.850%	8.0430	10/15/35	2,065,347
1,640,687	CD Mortgage Trust Series 2007-CD5 G(c),(d)		6.5820	11/15/44	1,624,643
2,000,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(c),(d)		5.2490	12/15/47	1,609,645
333,800	CFCRE Commercial Mortgage Trust Series 2011-C2 D(c),(d)		5.2490	12/15/47	300,420
3,401,495	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(d),(e)	US0001M + 1.150%	6.3430	06/15/31	3,388,606
4,500,000	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 D(d),(e)	US0001M + 2.750%	7.9430	06/15/31	3,150,000
213,012	CG-CCRE Commercial Mortgage Trust Series 2014-FL2 A(d),(e)	US0001M + 1.854%	7.0470	11/15/31	210,112

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	NON AGENCY CMBS — 23.0% (Continued)
32,689,001	Citigroup Commercial Mortgage Trust Series 2014-GC23 XA(b),(c)		1.0490	07/10/47	$223,321
942,680	COMM 2012-CCRE1 Mortgage Trust		4.6120	05/15/45	890,832
4,221,239	COMM 2013-CCRE6 Mortgage Trust Series CR6 B(d)		3.3970	03/10/46	3,725,244
3,274,000	COMM 2013-CCRE7 Mortgage Trust Series 2013-CR7 E(c),(d)		4.3980	03/10/46	2,390,020
6,510,301	COMM 2013-CCRE7 Mortgage Trust Series CR7 D(c),(d)		4.3980	03/10/46	5,680,238
2,000,000	COMM Mortgage Trust Series 2013-300P C(c),(d)		4.5400	08/10/30	1,713,123
21,108	COMM Mortgage Trust Series 2012-LC4 B(c)		4.9340	12/10/44	19,446
1,692,000	COMM Mortgage Trust Series 2012-LC4 C(c)		5.4770	12/10/44	1,378,980
3,000,000	COMM Mortgage Trust Series 2012-LC4 D(c),(d)		5.4770	12/10/44	1,928,099
210,000	COMM Mortgage Trust Series 2012-CCRE2 E(c),(d)		5.0370	08/15/45	189,000
2,154,000	COMM Mortgage Trust Series 2013-LC6 E(d)		3.5000	01/10/46	1,723,289
4,755,922	COMM Mortgage Trust Series 2010-C1 D(c),(d)		5.9850	07/10/46	4,503,803
108,610,000	COMM Mortgage Trust Series 2014-CR19 XB(b),(c),(d)		0.0770	08/10/47	29,672
20,241,156	COMM Mortgage Trust Series 2015-LC21 XA(b),(c)		0.7910	07/10/48	204,743
2,547,030	COMM Mortgage Trust Series 2013-CCRE11 XA(b),(c)		0.9390	08/10/50	23
3,383,930	Commercial Mortgage Pass Through Certificates Series 2012-LTRT A2(d)		3.4000	10/05/30	2,800,202
2,935,145	CSMC OA, LLC Series 2014-USA X1(b),(c),(d)		0.6860	09/15/37	25,734
2,189,447	DBUBS Mortgage Trust Series 2011-LC3A D(c),(d)		5.5380	08/10/44	1,864,732
1,079,243	Greenwich Capital Commercial Mortgage Trust Series 2006-RR1 A1(c),(d)		4.6390	03/18/49	508,852
3,374,693	GS Mortgage Securities Corporation II Series 2018-SRP5 A(d),(e)	US0001M + 1.800%	6.9930	09/15/31	2,768,228
1,813,000	GS Mortgage Securities Corporation II Series 2018-SRP5 B(d),(e)	US0001M + 3.000%	8.1930	09/15/31	957,705
209,480	GS Mortgage Securities Trust Series 2010-C1 B(d)		5.1480	08/10/43	208,789
3,000,000	GS Mortgage Securities Trust Series 2010-C1 C(c),(d)		5.6350	08/10/43	2,924,683
14,376,000	GS Mortgage Securities Trust Series 2010-C1 D(c),(d)		6.5690	08/10/43	11,393,944
763,946	GS Mortgage Securities Trust Series 2011-GC5 AS(c),(d)		5.2090	08/10/44	718,459
125,000	GS Mortgage Securities Trust Series 2011-GC5 B(c),(d)		5.2970	08/10/44	97,557
90,000	GS Mortgage Securities Trust Series 2011-GC5 C(c),(d)		5.2970	08/10/44	62,609
1,131,000	GS Mortgage Securities Trust Series 2011-GC5 D(c),(d)		5.2970	08/10/44	485,320
2,097,553	GS Mortgage Securities Trust Series 2012-GCJ9 D(c),(d)		4.7670	11/10/45	1,925,554
1,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M4(c),(d)		5.9640	04/25/52	899,382
276,052	Impac CMB Trust Series 2004-8 3M2(e)	US0001M + 1.575%	6.7250	08/25/34	256,323
191,113	Impac CMB Trust Series 2004-8 3B(e)	US0001M + 2.625%	7.7750	08/25/34	183,527
10,759,373	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(d)		3.9100	05/05/30	8,301,238

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	NON AGENCY CMBS — 23.0% (Continued)
7,400,327	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(c),(d)		5.9310	11/15/43	$6,843,231
2,100,000	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 E(c),(d)		5.9310	11/15/43	1,680,000
1,530,202	JP Morgan Chase Commercial Mortgage Securities Series 2006-CB17 AJ(a),(c)		5.4890	12/12/43	1,106,364
343,187	JP Morgan Chase Commercial Mortgage Securities Series C6 D(c)		5.1290	05/15/45	312,301
5,683,288	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6 E(c),(d)		5.1290	05/15/45	4,493,207
8,714,171	JP Morgan Chase Commercial Mortgage Securities Series CBX E(c),(d)		4.8460	06/15/45	7,500,421
4,150,141	JP Morgan Chase Commercial Mortgage Securities Series C8 G(c),(d)		2.7330	10/15/45	3,548,370
1,117,054	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 B(c),(d)		5.0130	02/15/46	1,081,384
8,255,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 C(c),(d)		5.3600	02/15/46	7,817,279
6,524,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 D(c),(d)		5.7100	02/15/46	4,599,258
751,000	JP Morgan Chase Commercial Mortgage Securities Series C3 F(c),(d)		5.7100	02/15/46	188,352
107,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(c)		4.3070	04/15/46	67,009
20,403,048	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 AMS		5.3370	05/15/47	19,062,511
3,258,462	JP Morgan Chase Commercial Mortgage Securities Series C2 AM(c)		7.0550	02/12/51	1,621,034
4,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2007-C1 C(a),(c),(d)		0.0000	02/15/51	1,536,400
35,263	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD12 AJ(c)		6.7350	02/15/51	31,654
11,212,589	JP Morgan Chase Commercial Mortgage Securities Series 2007-C1 AJ(c)		7.0510	02/15/51	10,561,960
2,928,750	LBSBC NIM Company Series 2005-2A N3(d)		5.5000	09/27/30	2,829,615
100	LBSBN Series 2005-2A PS(a)		0.0000	09/27/30	2,625,000
9,517,029	LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ(c)		4.6020	09/15/39	3,502,267
232,915	Merrill Lynch Mortgage Trust Series 2006-C1 B(c)		6.7000	05/12/39	217,617
561,704	ML-CFC Commercial Mortgage Trust Series 2007-9 AJ(c)		6.1930	09/12/49	543,727
254,684	ML-CFC Commercial Mortgage Trust Series 2007-9 AJA(c)		6.2220	09/12/49	246,538
2,777,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 E(c),(d)		4.6730	11/15/45	1,955,008
120,049	Morgan Stanley Capital I Trust Series 2011-C2 D(c),(d)		5.3850	06/15/44	110,314
545,000	Morgan Stanley Capital I Trust Series 2011-C2 E(c),(d)		5.3850	06/15/44	325,272
1,035,000	Morgan Stanley Capital I Trust Series 2012-C4 E(c),(d)		5.3360	03/15/45	666,339
1,038,029	Morgan Stanley Capital I Trust Series 2011-C3 E(c),(d)		5.2510	07/15/49	917,729
1,787,950	Morgan Stanley Capital I Trust Series 2011-C3 F(c),(d)		5.2510	07/15/49	1,251,468

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	NON AGENCY CMBS — 23.0% (Continued)
1,714,000	Morgan Stanley Capital I Trust Series 2011-C3 G(c),(d)		5.2510	07/15/49	$946,360
1,680,000	NATIXIS COMMERCIAL MORTGAGE SECURITIES Series 2018-FL1 Class C(d),(e)	US0001M + 2.200%	7.3930	06/15/35	747,342
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(c),(d)		5.2140	02/27/51	2,285,344
8,000,000	TMSQ Mortgage Trust Series 2014-1500 XA(b),(c),(d)		0.2830	10/10/36	12,880
1,437,632	UBS Commercial Mortgage Trust Series 2012-C1 E(c),(d)		5.0000	05/10/45	956,026
5,265,000	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 E(c),(d)		0.0000	01/10/45	2,579,281
1,152,168	Wachovia Bank Commercial Mortgage Trust Series 2004-C11 J(c),(d)		5.3100	01/15/41	1,119,560
1,236,701	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 E(c),(d)		5.2690	10/15/44	1,028,452
1,479,000	WFRBS Commercial Mortgage Trust Series 2011-C4 D(c),(d)		4.9920	06/15/44	1,262,327
120,000	WFRBS Commercial Mortgage Trust Series 2011-C4 E(c),(d)		4.9920	06/15/44	82,507
225,000	WFRBS Commercial Mortgage Trust Series 2013-C11 D(c),(d)		4.1970	03/15/45	157,051
547,000	WFRBS Commercial Mortgage Trust Series 2013-UBS1 E(c),(d)		5.1950	03/15/46	517,854
140,000	WFRBS Commercial Mortgage Trust Series 2013-C14 B(c)		3.8410	06/15/46	112,876
5,989,689	WFRBS Commercial Mortgage Trust Series 2013-C14 C(c)		4.0360	06/15/46	3,593,873
3,558,107	WFRBS Commercial Mortgage Trust Series 2014-C19 XA(b),(c)		1.1150	03/15/47	12,438
1,544,330	WF-RBS Commercial Mortgage Trust Series 2011-C2 E(c),(d)		5.0000	02/15/44	1,447,676
3,555,000	X-Caliber Funding, LLC Series SKOAK B1(d),(e)		13.0000	05/15/25	3,537,423
3,000,000	X-Caliber Funding, LLC Series 2021-7 A(d),(e)	US0001M + 3.000%	8.0340	01/06/26	2,929,808
720,000	X-Caliber Rural Lending, LLC Series SN1 B1(d)		15.0000	06/15/24	716,265
					188,665,544
	OTHER ABS — 0.1%
91,697	AFC Trust Series 2000-4 1A(d),(e)	US0001M + 0.770%	5.9200	01/25/31	87,761
243,586	Legal Fee Funding, LLC Series 2006-1A A(d)		8.0000	07/20/36	243,586
108,010	Oakwood Mortgage Investors, Inc. Series 1996-B B1(c),(d)		8.4500	10/15/26	106,929
					438,276
	RESIDENTIAL MORTGAGE — 10.7%
992,136	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(e)	US0001M + 2.760%	7.9100	05/25/34	849,988
296,636	Amortizing Residential Collateral Trust Series BC6W A(e)	US0001M + 0.290%	5.7780	10/25/31	271,216
404,963	Bear Stearns Asset Backed Securities Trust Series 2003-SD1 A(e)	US0001M + 0.900%	6.0500	12/25/33	384,591
1,788,000	Bear Stearns Asset Backed Securities Trust Series 2006-SD1 M4(e)	US0001M + 2.250%	7.4000	04/25/36	1,769,454
17,986	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 21A1(c)		3.9590	07/25/36	17,650
2,987,000	Bear Stearns Asset Backed Securities Trust Series 2006-2 M6(e)	US0001M + 2.625%	7.7750	07/25/36	2,954,459
2,987,000	Bear Stearns Asset Backed Securities Trust Series 2006-2 M7(e)	US0001M + 3.750%	8.9000	07/25/36	2,975,453

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	RESIDENTIAL MORTGAGE — 10.7% (Continued)
38,951	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 1A1A		5.5000	08/25/36	$38,316
345,501	Bear Stearns Asset Backed Securities Trust Series 2006-SD4 3A1(e)	12MTA + 0.980%	1.3290	10/25/36	91,587
311,976	Bear Stearns Asset Backed Securities Trust Series 2007-SD1 1A2A		6.0000	10/25/36	142,692
277,237	Bear Stearns Asset Backed Securities Trust Series 2005-SD3 2M4(e)	US0001M + 3.150%	8.3000	11/25/39	277,952
902,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M4(e)	US0001M + 3.150%	8.3000	12/25/42	943,695
550,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M3(e)	US0001M + 3.150%	8.3000	12/25/42	583,508
31,174	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1PO(f)		0.0000	09/25/46	21,820
160,299	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A1B		5.5000	09/25/46	138,648
52,526	Chase Funding Trust Series Series 2003-6 1A7(g)		4.8460	11/25/34	50,404
222,263	Chase Funding Trust Series Series 2003-6 2M1(e)	US0001M + 0.750%	5.9000	11/25/34	234,372
203	Citicorp Residential Mortgage Trust Series 2007-2 A6(g)		4.6980	06/25/37	201
3,157	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF1 A4(g)		6.0300	11/25/34	3,133
146,393	Citigroup Mortgage Loan Trust, Inc. Series 2004-RES1 M7(e)	US0001M + 2.625%	7.7750	11/25/34	781,207
452,008	Countrywide Asset-Backed Certificates Series 2004-BC2 M5(e)	US0001M + 2.625%	7.7750	10/25/33	446,428
1,036,116	Countrywide Asset-Backed Certificates Series 2003-4 A2(e)	US0001M + 0.660%	5.8100	11/25/33	953,378
15,820	Countrywide Asset-Backed Certificates Series 2005-SD2 M3(d),(g)		5.5000	08/25/35	15,639
665,065	Countrywide Asset-Backed Certificates Series 2006-13 1AF5(g)		3.9860	01/25/37	527,488
925,092	Countrywide Asset-Backed Certificates Series 2007-QX1 A1(e)	US0001M + 0.500%	5.6380	05/25/37	735,030
2,881	Credit-Based Asset Servicing and Securitization, Series 1999-3 A(c),(d)		5.6410	02/03/29	2,298
35,204	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 M3(e)	US0001M + 2.100%	4.3350	12/25/33	34,647
288,505	Credit-Based Asset Servicing and Securitization, Series 2006-CB2 AF4(g)		3.0450	12/25/36	230,409
724,972	Credit-Based Asset Servicing and Securitization, Series 2007-SL1A A2(d),(e)	US0001M + 0.460%	5.6100	02/25/37	523,871
392,591	Credit-Based Asset Servicing and Securitization, Series 2007-SP1 M1(d),(g)		4.7350	12/25/37	419,479
1,548,374	Credit-Based Asset Servicing and Securitization, Series 2004-RP1 M3(d),(e)	US0001M + 3.000%	8.1500	05/25/50	1,551,546
553,042	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 B3(e)	US0001M + 4.000%	9.1500	02/25/32	567,364
306,996	CWABS Asset-Backed Certificates Trust Series 2004-13 MF5(c)		5.5680	01/25/35	211,031
474,213	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(g)		3.7960	05/25/36	368,133
24,321	CWABS Asset-Backed Certificates Trust Series 2005-16 2AF3(c)		4.4480	05/25/36	23,889
252,234	Equity One Mortgage Pass-Through Trust Series 2002-1 M1(c)		6.2820	08/25/32	239,710
1,019,370	Fannie Mae Grantor Trust Series 2004-T5 AB4(c)		4.1350	05/28/35	934,751
209,469	Finance America Mortgage Loan Trust Series 2004-3 M2(e)	US0001M + 0.945%	6.0950	11/25/34	182,738
195,762	Finance America Mortgage Loan Trust Series 2004-3 M3(e)	US0001M + 1.020%	6.1700	11/25/34	166,001

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	RESIDENTIAL MORTGAGE — 10.7% (Continued)
475,726	First Franklin Mortgage Loan Trust Series 2004-FFA X(d)		0.0000	03/25/24	$450,000
60,386	First Franklin Mortgage Loan Trust Series 2003-FFB X(c)		0.0000	02/25/33	60,000
157,074	First Franklin Mortgage Loan Trust Series 2004-FF2 M5(e)	US0001M + 1.500%	6.6500	03/25/34	143,933
971,049	First Franklin Mortgage Loan Trust Series 2004-FFH3 M4(e)	US0001M + 1.605%	6.7550	10/25/34	864,981
1,855,894	Fremont Home Loan Trust Series 2002-2 M1(e)	US0001M + 1.725%	6.8750	10/25/33	1,895,786
35,506	Fremont Home Loan Trust Series 2004-B M7(e)	US0001M + 3.000%	8.1500	05/25/34	23,945
21,277	Fremont Home Loan Trust Series 2005-A M3(e)	US0001M + 0.735%	5.8850	01/25/35	20,503
34,201	GSAMP Trust Series 2003-SEA2 A1(g)		5.4210	07/25/33	31,746
94,160	GSAMP Trust Series 2004-HE1 M1(e)	US0001M + 0.825%	5.9750	05/25/34	83,938
4,451,552	GSAMP Trust Series 2006-S6 A1C(e)	US0001M + 0.200%	0.0220	10/25/36	37,970
33,002,001	GSAMP Trust Series 2006-S6 A2(g)		0.0220	10/25/36	273,425
12,917,276	GSAMP Trust Series 2006-S6 A3(e)	US0001M + 0.460%	0.0220	10/25/36	109,807
120,730	GSRPM Mortgage Loan Trust Series 2004-1 B1(d),(e)	US0001M + 3.750%	8.9000	09/25/42	120,181
3,490,166	Lehman XS Trust Series 2005-4 1M1(e)	US0001M + 0.750%	5.9000	10/25/35	3,671,849
527,698	Lehman XS Trust Series 2007-3 1AA1(e)	US0001M + 0.320%	5.4700	03/25/37	420,822
918,049	Long Beach Mortgage Loan Trust Series 2002-1 M3(e)	US0001M + 3.750%	8.9000	05/25/32	911,182
16,431,484	Long Beach Mortgage Loan Trust Series 2006-A A3(e)	US0001M + 0.400%	0.1590	05/25/36	365,987
25,388,814	Long Beach Mortgage Loan Trust Series 2006-A A1(e)	US0001M + 0.180%	0.1590	05/25/36	559,630
4,624,284	Long Beach Mortgage Loan Trust Series 2005-WL1 3M3(e)	US0001M + 0.975%	6.1250	06/25/45	4,561,622
1,714,832	Merrill Lynch Mortgage Investors Trust Series 2003-WMC2 B1(e)	US0001M + 4.275%	9.4250	02/25/34	1,467,892
1,427,166	Morgan Stanley A.B.S Capital I Inc Trust Series 2005-WMC2 M3(e)	US0001M + 0.705%	5.8550	02/25/35	1,385,597
2,071,514	Ownit Mortgage Loan Trust Series Series 2005-4 M1(e)	US0001M + 0.825%	5.9750	08/25/36	1,839,468
1,370,433	Park Place Securities Inc Asset-Backed Series 2004-WWF1 M4(e)	US0001M + 1.650%	6.8000	12/25/34	1,407,697
3,080,000	RAAC Series Trust Series 2005-RP2 M6(d),(e)	US0001M + 2.000%	7.1500	06/25/35	3,069,688
8,103,518	RAAC Series Trust Series 2005-SP3 SB		0.0000	12/25/35	5,764,873
1,669,584	RAAC Series Trust Series 2006-SP4 M4(e)	US0001M + 2.400%	7.5500	11/25/36	1,862,960
1,648,964	RAAC Series Trust Series 2006-SP1 M2(e)	US0001M + 0.825%	5.9750	09/25/45	1,150,632
8,554,000	RAAC Series Trust Series 2006-RP1 M3(d),(e)	US0001M + 1.850%	7.0000	10/25/45	8,505,103
2,759,324	RAAC Series Trust Series 2006-RP1 M4(d),(e)	US0001M + 1.875%	7.0250	10/25/45	2,755,556
4,000,000	RAAC Series Trust Series 2006-RP4 M2(e)	US0001M + 1.500%	6.6500	01/25/46	3,938,506
4,638,000	RAAC Series Trust Series 2006-RP4 M3(e)	US0001M + 2.000%	7.1500	01/25/46	4,471,196
543,571	RAMP Series Trust Series 2004-SL3 A4		4.0610	12/25/31	260,613
650,166	RAMP Series Trust Series 2003-RS7 MII2(e)	US0001M + 1.800%	4.5550	08/25/33	600,234
384,275	RAMP Series Trust Series 2003-RS10 MII2(e)	US0001M + 1.700%	4.5590	11/25/33	361,825

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 79.6% (Continued)
	RESIDENTIAL MORTGAGE — 10.7% (Continued)
174,999	RAMP Series Trust Series 2006-RS6 A4(e)	US0001M + 0.540%	5.6900	11/25/36	$144,969
647,908	RFSC Series Trust Series 2002-RP2 A1(d),(e)	US0001M + 1.500%	6.6500	10/25/32	640,674
227,579	RFSC Trust Series 2002-RP1 A1(d),(e)	US0001M + 0.860%	6.0100	03/25/33	223,184
63,564	SACO I Trust Series 2005-WM2 M1(e)	US0001M + 0.825%	5.9750	07/25/35	65,650
38,954	SACO I Trust Series 2006-6 A(e)	US0001M + 0.260%	5.4100	06/25/36	55,851
576,011	Sail Net Interest Margin Notes Series 2003-6A A(a),(d)		7.0000	07/27/33	1,728,033
3,180,517	SASCO ARC NIM Series 2003-5(d)		6.0000	06/27/33	3,125,799
128,232	Soundview Home Loan Trust Series 2004-1 M2(e)	US0001M + 1.020%	6.1700	07/25/34	124,876
142,932	Soundview Home Loan Trust Series 2004-1 M7(e)	US0001M + 2.925%	8.0750	07/25/34	118,550
930,065	Soundview Home Loan Trust Series 2004-1 M9(e)	US0001M + 4.875%	10.0250	07/25/34	755,226
2,878,885	Structured Asset Investment Loan Trust Series 2004-8 M9(e)	US0001M + 3.750%	8.9000	09/25/34	2,523,261
181,857	Structured Asset Securities Corp Mortgage Series 2004-6XS A5B(g)		6.0500	03/25/34	179,644
42,402	Structured Asset Securities Corp Mortgage Loan Series 2005-2XS 2A2(e)	US0001M + 1.500%	6.5340	02/25/35	42,111
475,439	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M2(e)	US0001M + 0.630%	5.7800	05/25/35	465,135
470,541	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M5(e)	US0001M + 0.945%	6.0950	05/25/35	446,458
357,135	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M6(e)	US0001M + 0.990%	6.1400	05/25/35	336,378
145,141	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M7(e)	US0001M + 1.650%	6.8000	05/25/35	139,131
3,616,257	Washington Mutural Asset-Backed Certificates WMABS Series 2006- HE5 1A(e)	US0001M + 0.310%	4.0280	10/25/36	2,700,183
					87,928,436
	WHOLE BUSINESS — 0.1%
2,000,000	LOANME TRUST SBL Series 2019-1 C(d),(g)		15.0000	08/15/30	840,000

	TOTAL ASSET BACKED SECURITIES (Cost $700,859,194)				652,840,335

	CORPORATE BONDS — 15.6%
	BANKING — 0.4%
3,410,000	Southern Financial		10.6000	09/07/30	3,446,664

	INSURANCE — 11.9%
572,271	Ambac Assurance Corporation(a)		0.0000	06/07/60	832,655

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.6% (Continued)
	INSURANCE — 11.9% (Continued)
53,755,687	Ambac Assurance Corporation(a),(d)		0.0000	06/07/69	$78,214,525
900,000	MBIA Global Funding, LLC(e)	EUAMDB10 -0.448%	2.5360	06/09/25	864,251
10,652,561	MBIA Global Funding, LLC(d),(f)		0.0000	12/15/31	4,474,076
42,493,421	MBIA Global Funding, LLC(f)		0.0000	12/15/33	13,226,077
					97,611,584
	SPECIALTY FINANCE — 1.2%
2,000,000	OWS Cre Funding I, LLC(d),(e)	US0001M + 4.900%	10.0700	09/15/23	1,990,060
2,000,000	PDOF MSN Issuer, LLC(d)(e)	SOFRRATE + 4.500%	9.5600	03/01/25	1,966,061
999,265	US Capital Funding II Ltd. Capital Funding II(d),(e)	US0003M + 1.650%	6.9490	08/01/34	788,650
4,000,000	X-Caliber Funding, LLC(d)		5.0000	09/24/24	3,613,440
1,275,000	X-Caliber Funding, LLC(d)		11.0000	09/24/24	1,242,931
					9,601,142
	SYNTHETIC FIBERS AND CHEMICALS — 1.8%
9,926,807	MSP DEER FINANCE SYNDICATED LOAN		17.0000	04/09/25	9,926,807
4,797,810	WATTS GUERRA 005-A DEER FINANCE SYNDICATE LOAN		15.5000	10/30/25	4,797,811
					14,724,618
	TRANSPORTATION & LOGISTICS — 0.3%
2,751,098	American Airlines Class A Pass Through Series 2013-1 Class A		4.0000	01/15/27	2,481,096

	TOTAL CORPORATE BONDS (Cost $127,257,325)				127,865,104

Shares
	SHORT-TERM INVESTMENTS — 4.4%
	MONEY MARKET FUNDS - 4.4%
36,218,564	First American Treasury Obligations Fund, Class X, 5.03% (Cost $36,218,564)(h)				36,218,564

	TOTAL INVESTMENTS - 100.1% (Cost $868,458,307)				$820,918,697
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%				(483,826)
	NET ASSETS - 100.0%				$820,434,871

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

EUAMDB10	Euribor ICE Swap Rate

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

US0012M	ICE LIBOR USD 12 Month

(a)	Non-income producing security.

(b)	Interest only securities.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023 the total market value of 144A securities is 341,485,862 or 41.6% of net assets.

(e)	Variable rate security; the rate shown represents the rate on June 30, 2023.

(f)	Zero coupon bond.

(g)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2023.

(h)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 87.0%
	AEROSPACE & DEFENSE - 3.1%
247	Boeing Company (The)(a)	$52,157
538	Raytheon Technologies Corporation	52,702
		104,859
	ASSET MANAGEMENT - 1.8%
776	Apollo Global Management, Inc.	59,605

	BANKING - 4.7%
1,148	Bank of America Corporation	32,936
788	Citigroup, Inc.	36,280
331	JPMorgan Chase & Company	48,140
998	Wells Fargo & Company	42,595
		159,951
	BEVERAGES - 1.3%
748	Coca-Cola Company (The)	45,045

	CHEMICALS - 5.7%
185	Air Products and Chemicals, Inc.	55,413
246	Ecolab, Inc.	45,926
128	New Linde plc	48,778
170	Sherwin-Williams Company (The)	45,138
		195,255
	DIVERSIFIED INDUSTRIALS - 1.4%
232	Honeywell International, Inc.	48,140

	ENTERTAINMENT CONTENT - 1.5%
1,435	Paramount Global, Class B	22,831
328	Walt Disney Company (The)(a)	29,284
		52,115
	INDUSTRIAL REIT - 1.2%
337	Prologis, Inc.	41,326

	INSURANCE - 7.3%
362	Allstate Corporation (The)	39,472
163	Berkshire Hathaway, Inc., Class B(a)	55,582

See accompanying notes which are an integral part of these financial statements.

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 87.0% (Continued)
	INSURANCE - 7.3% (Continued)
37	Markel Group, Inc.(a)	$51,178
398	Progressive Corporation (The)	52,683
275	Travelers Companies, Inc. (The)	47,757
		246,672
	LEISURE FACILITIES & SERVICES - 2.9%
166	McDonald’s Corporation	49,536
488	Starbucks Corporation	48,341
		97,877
	METALS & MINING - 14.2%
884	Agnico Eagle Mines Ltd.	44,182
2,403	Barrick Gold Corporation	40,683
5,633	Cia de Minas Buenaventura S.A.A - ADR	41,403
2,299	Cleveland-Cliffs, Inc.(a)	38,531
4,040	First Majestic Silver Corporation	22,826
342	Franco-Nevada Corporation	48,769
1,247	Freeport-McMoRan, Inc.	49,879
8,491	Hecla Mining Company	43,729
789	Newmont Corporation	33,659
1,950	Pan American Silver Corporation	28,431
2,719	SSR Mining, Inc.	38,555
1,154	Wheaton Precious Metals Corporation	49,876
		480,523
	OIL & GAS PRODUCERS - 17.9%
4,741	Antero Midstream Corporation	54,996
388	Chevron Corporation	61,052
630	ConocoPhillips	65,274
1,166	Enbridge, Inc.	43,317
6,370	EnLink Midstream, LLC	67,521
518	EOG Resources, Inc.	59,280
602	Exxon Mobil Corporation	64,565
2,798	Kinder Morgan, Inc.	48,182
793	ONEOK, Inc.	48,944
949	TC Energy Corporation	38,349

See accompanying notes which are an integral part of these financial statements.

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 87.0% (Continued)
	OIL & GAS PRODUCERS - 17.9% (Continued)
1,686	Williams Companies, Inc. (The)	$55,014
		606,494
	OIL & GAS SERVICES & EQUIPMENT - 2.0%
1,408	Schlumberger Ltd	69,161

	REAL ESTATE INVESTMENT TRUSTS - 3.4%
182	American Tower Corporation	35,297
264	Crown Castle, Inc.	30,080
66	Equinix, Inc.	51,740
		117,117
	SELF-STORAGE REIT - 1.2%
142	Public Storage	41,447

	STEEL - 7.1%
433	Nucor Corporation	71,004
224	Reliance Steel & Aluminum Company	60,836
531	Steel Dynamics, Inc.	57,842
2,045	United States Steel Corporation	51,145
		240,827
	TECHNOLOGY SERVICES - 4.0%
125	Mastercard, Inc., Class A	49,163
568	PayPal Holdings, Inc.(a)	37,903
212	Visa, Inc., Class A	50,345
		137,411
	TRANSPORTATION & LOGISTICS - 6.3%
610	Canadian Pacific Kansas City Ltd.	49,270
1,271	CSX Corporation	43,341
161	Norfolk Southern Corporation	36,508
208	Union Pacific Corporation	42,561
246	United Parcel Service, Inc., Class B	44,096
		215,776

	TOTAL COMMON STOCKS (Cost $2,975,381)	2,959,601

See accompanying notes which are an integral part of these financial statements.

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 12.5%
	COMMODITY - 12.5%
3,206	abrdn Bloomberg All Commodity Strategy K-1 Free	$64,633
2,178	Direxion Auspice Broad Commodity Strategy ETF	64,099
2,426	GraniteShares Bloomberg Commodity Broad Strategy	50,097
2,983	Invesco DB Commodity Index Tracking Fund, N	67,714
4,746	Invesco Optimum Yield Diversified Commodity	64,569
1,884	iShares GSCI Commodity Dynamic	48,946
1,767	KraneShares Global Carbon Strategy ETF	67,005

	TOTAL EXCHANGE-TRADED FUNDS (Cost $532,034)	427,063

	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
28,452	First American Treasury Obligations Fund, Class X, 5.03% (Cost $28,452)(b)	28,452

	TOTAL INVESTMENTS - 100.3% (Cost $3,535,867)	$3,415,116
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(10,447)
	NET ASSETS - 100.0%	$3,404,669

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2023

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$42,984,936	$111,680,172	$43,709,067	$1,102,946
Investments in Affiliated securities, at cost	—	—	—	6,129,463
Total Securities at Cost	$42,984,936	$111,680,172	$43,709,067	$7,232,409

Investments in Unaffiliated securities, at value	$46,064,473	$111,458,533	$51,707,171	$1,101,707
Investments in Affiliated securities, at value	—	—	—	6,124,627
Total Securities at Value	$46,064,473	$111,458,533	$51,707,171	$7,226,334
Deposits with Brokers for futures and options	7,687,187	50,967,089	—	567,202
Receivable for securities sold	—	—	222,567	—
Receivable for Fund shares sold	54,441	53,636	18,932	2,859
Futures unrealized appreciation	284,993	—	—	121,275
Dividends and interest receivable	34,715	42,347	22,502	19,194
Due from Advisor	—	—	—	6,770
Prepaid expenses and other assets	30,990	46,226	25,785	8,428
Total Assets	54,156,799	162,567,831	51,996,957	7,952,062

LIABILITIES:
Options written (premiums received $0, $383,265, $0, $0)	—	262,635	—	—
Line of Credit	—	—	5,000	—
Payable for securities purchased	—	—	117,571	17,893
Management fees payable	32,591	226,716	29,868	—
Futures unrealized depreciation	768,854	—	—	—
Payable for Fund shares redeemed	211,104	272,586	4,541	1,250
Payable to related parties	3,480	15,146	6,720	804
Shareholder services fees payable	3,029	30,749	9,144	702
Accrued 12b-1 fees	2,000	19,026	12,579	2,854
Trustee fees payable	4,115	4,225	4,108	4,175
Accrued expenses and other liabilities	24,217	35,894	22,428	23,244
Total Liabilities	1,049,390	866,977	211,959	50,922

Net Assets	$53,107,409	$161,700,854	$51,784,998	$7,901,140

NET ASSETS CONSIST OF:
Paid in capital	$56,753,173	$160,115,071	$61,957,862	$9,910,971
Accumulated earnings (deficits)	(3,645,764)	1,585,783	(10,172,864)	(2,009,831)
Net Assets	$53,107,409	$161,700,854	$51,784,998	$7,901,140

Institutional Shares
Net Assets	$42,635,329	$147,108,399	$35,251,835	$1,148,218
Shares of beneficial interest outstanding (a)	5,432,063	8,480,002	795,696	150,373
Net asset value per share	$7.85	$17.35	$44.30	$7.64

Class A Shares
Net Assets	$9,004,626	$7,563,239	$13,343,796	$6,752,073
Shares of beneficial interest outstanding (a)	1,150,210	435,987	496,049	879,415
Net asset value and redemption price per share	$7.83	$17.35	$26.90	$7.68
Maximum offering price per share (b)	$8.22	$18.22	$28.24	$8.06

Class C Shares
Net Assets	$1,467,454	$7,029,216	$3,189,367	849
Shares of beneficial interest outstanding (a)	189,496	422,608	144,065	111
Net asset value, offering price and redemption price per share (c)	$7.74	$16.63	$22.14	$7.62	(d)

(a)	Unlimited number of shares of no par value beneficial interest authorized

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Does not calculate due to rounding.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2023

	Rational/	Rational/Pier 88	Rational	Rational
	ReSolve Adaptive	Convertible Securities	Special Situations	Inflation Growth
	Asset Allocation Fund	Fund	Income Fund	Fund
	(Consolidated)
ASSETS:
Total Securities at Cost	$115,058,481	$102,356,649	$868,458,307	$3,535,867
Total Securities at Value	$115,044,758	$101,850,028	$820,918,697	$3,415,116
Deposits with Brokers for futures	4,274,169	—	—	—
Unrealized appreciation from open futures contracts	4,913,849	—	—	—
Foreign cash deposits with brokers for futures (Cost $9,011,529, $0, $0, $0)	14,827,303	—	—	—
Receivable for securities sold	—	1,736,838	202,114	—
Dividends and interest receivable	145,884	315,795	4,373,554	3,453
Receivable for Fund shares sold	26,952	4,400	2,023,735	—
Due from Advisor	—	—	—	5,521
Prepaid expenses and other assets	43,765	21,197	69,344	5,385
Total Assets	139,276,680	103,928,258	827,587,444	3,429,475

LIABILITIES:
Payable for securities purchased	—	3,282,436	4,992,643	—
Unrealized depreciation from open futures contracts	4,118,613	—	—	—
Management fees payable	182,198	52,061	981,647	—
Payable for Fund shares redeemed	141,597	1,197	917,856	—
Payable to related parties	8,074	11,071	69,380	336
Accrued 12b-1 fees	4,529	2,130	114,408	144
Shareholder services fees payable	7,857	6,482	61,527	249
Trustee fees payable	4,358	4,162	4,086	4,120
Accrued expenses and other liabilities	23,027	25,060	11,026	19,957
Total Liabilities	4,490,253	3,384,599	7,152,573	24,806

Net Assets	$134,786,427	$100,543,659	$820,434,871	$3,404,669

NET ASSETS CONSIST OF:
Paid in capital	$146,130,926	$110,780,956	$875,112,714	$3,636,748
Accumulated earnings (deficits)	(11,344,499)	(10,237,297)	(54,677,843)	(232,079)
Net Assets	$134,786,427	$100,543,659	$820,434,871	$3,404,669

Institutional Shares
Net Assets	$130,108,791	$98,607,129	$721,084,816	$2,823,535
Shares of beneficial interest outstanding (a)	6,048,768	9,732,046	39,312,940	293,590
Net asset value per share	$21.51	$10.13	$18.34	$9.62

Class A Shares
Net Assets	$2,118,298	$1,644,041	$64,860,405	$548,312
Shares of beneficial interest outstanding (a)	99,611	162,059	3,540,496	57,078
Net asset value and redemption price per share	$21.27	$10.14	$18.32	$9.61
Maximum offering price per share (b)	$22.57	$10.65	$19.23	$10.20

Class C Shares
Net Assets	$2,559,338	$292,489	$34,489,650	$32,822
Shares of beneficial interest outstanding (a)	125,231	29,023	1,887,858	3,448
Net asset value, offering price and redemption price per share (c)	$20.44	$10.08	$18.27	$9.52

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund except Resolve Adaptive Asset Allocation Fund and Inflation Growth Fund whose maximum front-end sales charge (load) is 5.75%.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2023

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Dividend income	$398,639	$—	$278,787	$—
Interest income	49,810	2,669,021	13,971	7,765
Dividend income - affiliated companies (Note 3)	—	—	—	160,808
Foreign tax withheld	—	—	(5,231)	—
Total Investment Income	448,449	2,669,021	287,527	168,573

Operating Expenses:
Investment management fees	215,004	1,653,685	179,546	3,606
12b-1 Fees - Class A Shares	11,342	10,077	16,027	7,825
12b-1 Fees - Class C Shares	7,490	36,461	15,586	4
Shareholder Services Fees - Institutional Shares	23,496	102,893	15,869	—
Shareholder Services Fees - Class A Shares	5,027	4,143	6,567	3,005
Shareholder Services Fees - Class C Shares	407	2,452	1,037	—
Administration fees	27,188	58,418	22,672	12,251
Registration fees	26,035	31,145	26,576	5,344
Management Service Fees	10,085	33,244	8,429	1,269
Legal fees	15,558	14,857	14,971	13,457
Audit fees	7,146	7,359	6,630	7,359
Compliance officer fees	6,930	9,402	7,072	3,487
Printing expense	3,494	14,425	4,203	889
Trustees’ fees	8,198	8,306	8,198	8,306
Custody fees	5,119	4,977	2,875	2,035
Insurance expense	1,527	5,421	1,451	184
Interest expense	21,781	5,254	1,593	632
Miscellaneous expenses	1,279	1,191	1,317	1,191
Total Operating Expenses	397,106	2,003,710	340,619	70,844
Less: Expenses waived/reimbursed by Advisor	—	(74,464)	(10,337)	(45,868)
Net Operating Expenses	397,106	1,929,246	330,282	24,976

Net Investment Income (Loss)	51,343	739,775	(42,755)	143,597

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	3,278,790	—	54,684	—
Affiliated companies	—	—	—	(285,197)
Options purchased	(5,769,570)	(2,738,450)	—	—
Options written	2,956,085	5,054,926	—	—
Futures	201,962	12	—	506,922
Net Realized Gain (Loss) on Investments	667,267	2,316,488	54,684	221,725

Net Change in Unrealized Appreciation (Depreciation) on Investments
Investments	(1,443,373)	599,932	9,127,541	(1,239)
Affiliated companies	—	—	—	241,217
Options purchased	3,413	(58,670)	—	—
Options written	(65,625)	120,630	—	—
Futures	(445,611)	—	—	480,545
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,951,196)	661,892	9,127,541	720,523

Net Realized and Unrealized Gain(Loss) on Investments	(1,283,929)	2,978,380	9,182,225	942,248

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,232,586)	$3,718,155	$9,139,470	$1,085,845

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended June 30, 2023

	Rational/	Rational/ Pier 88	Rational	Rational
	ReSolve Adaptive	Convertible Securities	Special Situations	Inflation Growth
	Asset Allocation Fund	Fund	Income Fund	Fund
Investment Income:	(Consolidated)
Dividend income	$—	$798,747	$88,063	$43,606
Interest income	2,890,011	607,587	33,102,759	1,010
Foreign tax withheld	—	—	—	(1,055)
Total Investment Income	2,890,011	1,406,334	33,190,822	43,561

Operating Expenses:
Investment management fees	1,313,919	443,085	5,952,054	22,860
12b-1 Fees - Class A Shares	3,379	2,125	85,604	850
12b-1 Fees - Class C Shares	12,770	1,435	171,879	164
Shareholder Services Fees - Institutional Shares	84,672	52,421	364,313	530
Shareholder Services Fees - Class A Shares	1,676	929	38,401	251
Shareholder Services Fees - Class C Shares	259	59	11,143	17
Administrative fees	51,970	38,951	375,802	10,697
Management Service Fees	26,419	18,346	139,697	644
Registration fees	32,284	15,637	40,173	7,154
Printing expenses	5,535	1,775	39,163	489
Legal fees	20,033	17,150	37,726	12,148
Audit fees	7,614	7,351	20,133	7,087
Compliance officer fees	8,332	8,158	15,910	6,197
Custody fees	5,135	3,506	37,281	1,947
Trustees’ fees	8,423	8,306	8,198	8,198
Insurance Expense	2,943	2,507	18,208	65
Interest expense	6,627	533	533	613
Miscellaneous expense	1,190	1,234	1,191	1,278
Total Operating Expenses	1,593,180	623,508	7,357,409	81,189
Less: Expenses waived/reimbursed by Advisor	(93,021)	(103,567)	(130,233)	(52,329)
Net Operating Expenses	1,500,159	519,941	7,227,176	28,860

Net Investment Income (Loss)	1,389,852	886,393	25,963,646	14,701

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	—	(3,812,737)	(34,969)	5,974
Futures	(4,607,977)	—	—	—
Foreign currency translations	(1,597)	—	2,586	—
Net Realized Gain (Loss) on Investments	(4,609,574)	(3,812,737)	(32,383)	5,974

Net Change in Unrealized Appreciation/(Depreciation) on Investments
Investments	(36,001)	848,447	(3,039,841)	(22,220)
Futures	192,174	—	—	—
Foreign currency translations	21,636	—	3	—
Net Change in Unrealized Appreciation/(Depreciation) on Investments	177,809	848,447	(3,039,838)	(22,220)

Net Realized and Unrealized Gain (Loss) on Investments	(4,431,765)	(2,964,290)	(3,072,221)	(16,246)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(3,041,913)	$(2,077,897)	$22,891,425	$(1,545)

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets

	Rational Equity Armor Fund		Rational Tactical Return Fund		Rational Dynamic Brands Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022 (a)	June 30, 2023	December 31, 2022
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$51,343	$511,843	$739,775	$(2,513,757)	$(42,755)	$(173,666)
Net realized gain (loss) on investments,futures and options	667,267	(2,318,092)	2,316,488	2,075,085	54,684	(17,352,970)
Net change in unrealized appreciation (depreciation) on investments, foreign currency, options and futures	(1,951,196)	(6,384,874)	661,892	(762,901)	9,127,541	(16,361,624)
Net increase/(decrease) in net assets resulting from operations	(1,232,586)	(8,191,123)	3,718,155	(1,201,573)	9,139,470	(33,888,260)

Distributions to Shareholders from:
Total Distributions :
Institutional	(85,941)	(422,776)	—	(587,657)	—	(1,638,210)
Class A	(9,558)	(59,377)	—	(25,092)	—	(973,247)
Class C	—	(2,599)	—	(23,129)	—	(285,413)

Total distributions to shareholders	(95,499)	(484,752)	—	(635,878)	—	(2,896,870)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	1,870,429	21,027,361	13,431,607	87,740,700	5,821,477	5,680,529
Class A	55,050	304,693	3,467,371	6,155,633	298,110	764,212
Class C	9,732	283,227	57,400	748,138	181,853	323,999
Reinvestment of distributions
Institutional	67,847	329,729	—	559,987	—	1,511,755
Class A	8,738	54,332	—	24,328	—	945,925
Class C	—	1,989	—	21,828	—	275,353
Cost of shares redeemed
Institutional	(14,032,745)	(17,315,530)	(69,558,148)	(151,499,329)	(5,319,369)	(35,122,033)
Class A	(611,738)	(1,194,230)	(4,929,735)	(15,688,159)	(1,069,831)	(4,581,709)
Class C	(120,166)	(231,797)	(948,501)	(2,258,373)	(429,322)	(600,543)
Net increase (decrease) in net assets from share transactions of beneficial interest	(12,752,853)	3,259,774	(58,480,006)	(74,195,247)	(517,082)	(30,802,512)

Total Increase/(Decrease) in Net Assets	(14,080,938)	(5,416,101)	(54,761,851)	(76,032,698)	8,622,388	(67,587,642)

Net Assets:
Beginning of year/period	67,188,347	72,604,448	216,462,705	292,495,403	43,162,610	110,750,252
End of year/period	$53,107,409	$67,188,347	$161,700,854	$216,462,705	$51,784,998	$43,162,610

Share Activity:
Institutional Class
Shares Sold	239,627	2,423,532	784,996	5,155,027	138,786	120,318
Shares Reinvested	8,844	39,490	—	32,979	—	41,463
Shares Redeemed	(1,823,132)	(2,018,009)	(4,059,612)	(8,911,139)	(128,858)	(764,698)
Net increase (decrease) in shares of Beneficial interest	(1,574,661)	445,013	(3,274,616)	(3,723,133)	9,928	(602,917)

Class A
Shares Sold	7,161	36,260	203,324	361,310	11,942	26,807
Shares Reinvested	1,138	6,484	—	1,431	—	42,667
Shares Redeemed	(79,433)	(142,455)	(288,517)	(919,797)	(42,397)	(161,949)
Net decrease in shares of Beneficial interest	(71,134)	(99,711)	(85,193)	(557,056)	(30,455)	(92,475)

Class C
Shares Sold	1,257	32,576	3,478	45,273	8,711	12,719
Shares Reinvested	—	239	—	1,333	—	15,030
Shares Redeemed	(15,831)	(27,194)	(57,647)	(137,503)	(20,442)	(26,291)
Net increase (decrease) in shares of Beneficial interest	(14,574)	5,621	(54,169)	(90,897)	(11,731)	1,458

(a)	Effective April 21, 2022, the Fund had a three-for-one reverse stock split. Per share amounts for the period have been adjusted to give effect to the three-for-one stock split.

*	Distributions from net investment income and net realized gains are combined for the year ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended December 31, 2017 have not been reclassified to conform to the current year presentation.

The accompanying notes are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

			Rational/ReSolve Adaptive
	Rational Strategic Allocation Fund		Asset Allocation Fund
			(Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
Operations:	(Unaudited)		(Unaudited)
Net investment income (loss)	$143,597	$304,434	$1,389,852	$(421,866)
Net realized gain (loss) on investments, affiliated companies foreign currency transactions and futures	221,725	(2,127,656)	(4,609,574)	(16,065,749)
Net change in unrealized appreciation (depreciation) on investments, affiliated companies,foreign currency transactions and futures	720,523	(1,159,987)	177,809	247,140
Net increase (decrease) in net assets resulting from operations	1,085,845	(2,983,209)	(3,041,913)	(16,240,475)

Distributions to Shareholders:
Total Distributions Paid :
Institutional	(40,353)	(83,338)	—	(651,751)
Class A	(223,345)	(458,652)	—	(13,452)
Class C	(26)	(55)	—	(7,002)

Total distributions to shareholders	(263,724)	(542,045)	—	(672,205)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	1,500	1,002,000	18,768,420	187,098,307
Class A	28,064	222,827	100,762	4,552,296
Class C	—	—	555,805	2,286,395
Reinvestment of distributions
Institutional	111	112	—	536,624
Class A	213,675	439,821	—	12,890
Class C	—	—	—	6,448
Cost of shares redeemed
Institutional	—	—	(48,692,768)	(73,170,887)
Class A	(240,435)	(1,413,314)	(1,588,870)	(1,153,274)
Class C	—	—	(267,650)	(40,396)
Net increase (decrease) in net assets from share transactions of beneficial interest	2,915	251,446	(31,124,301)	120,128,403

Total Increase (Decrease) in Net Assets	825,036	(3,273,808)	(34,166,214)	103,215,723

Net Assets:
Beginning of year/period	7,076,104	10,349,912	168,952,641	65,736,918
End of year/period	$7,901,140	$7,076,104	$134,786,427	$168,952,641

Share Activity:
Institutional Class
Shares Sold	209	99,464	867,927	7,677,669
Shares Reinvested	15	16	—	24,315
Shares Redeemed	—	—	(2,250,544)	(3,127,828)
Net increase (decrease) in shares of Beneficial interest	224	99,480	(1,382,617)	4,574,156

Class A
Shares Sold	3,813	22,829	4,715	190,471
Shares Reinvested	29,685	61,865	—	590
Shares Redeemed	(33,446)	(159,887)	(72,885)	(50,209)
Net increase/(decrease) in shares of Beneficial interest	52	(75,193)	(68,170)	140,852

Class C
Shares Sold	—	—	27,048	101,635
Shares Reinvested	—	—	—	306
Shares Redeemed	—	—	(12,916)	(1,837)
Net increase in shares of Beneficial interest	—	—	14,132	100,104

The accompanying notes are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

	Rational/ Pier 88 Convertible Securities Fund		Rational Special Situations Income Fund		Rational Inflation Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$886,393	$2,088,856	$25,963,646	$39,003,107	$14,701	$91,000
Long-term capital gain dividends from investment companies
Net realized gain (loss) on investments	(3,812,737)	(5,114,933)	(32,383)	5,050,143	5,974	(136,995)
Net change in unrealized appreciation (depreciation) on investments	848,447	(10,880,343)	(3,039,838)	(55,884,040)	(22,220)	(81,345)
Net increase/(decrease) in net assets resulting from operations	(2,077,897)	(13,906,420)	22,891,425	(11,830,790)	(1,545)	(127,340)

Distributions to Shareholders:
Total Distributions :
Institutional	(1,008,945)	(2,415,541)	(20,300,131)	(41,509,648)	(20,846)	(11,474)
Class A	(14,291)	(38,397)	(1,897,779)	(3,784,353)	(3,529)	(2,216)
Class C	(1,441)	(3,981)	(838,845)	(1,766,515)	(86)	(19)

Total distributions to shareholders	(1,024,677)	(2,457,919)	(23,036,755)	(47,060,516)	(24,461)	(13,709)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	1,793,366	22,415,513	190,484,416	379,860,402	124,014	1,749,359
Class A	58,326	692,894	11,056,292	34,926,155	4,714	618,606
Class C	10,000	149,625	3,035,542	9,059,946	—	10,000
Reinvestment of distributions
Institutional	322,498	812,123	17,597,826	36,584,265	12,087	6,367
Class A	14,291	38,397	1,713,006	3,470,184	3,506	1,970
Class C	1,441	3,981	684,886	1,426,394	23	5
Cost of shares redeemed
Institutional	(6,826,567)	(19,170,407)	(152,857,826)	(368,917,493)	(182,734)	(145,932)
Class A	(239,624)	(806,978)	(18,067,012)	(21,945,600)	(238,588)	(472,721)
Class C	(9,133)	(62,808)	(3,684,609)	(8,894,259)	—	(813)
Net increase (decrease) in net assets from share transactions of beneficial interest	(4,875,402)	4,072,340	49,962,521	65,569,994	(276,978)	1,766,841

Total Increase/(Decrease) in Net Assets	(7,977,976)	(12,291,999)	49,817,191	6,678,688	(302,984)	1,625,792

Net Assets:
Beginning of year/period	108,521,635	120,813,634	770,617,680	763,938,992	3,707,653	2,081,861
End of year/period	$100,543,659	$108,521,635	$820,434,871	$770,617,680	$3,404,669	$3,707,653

Share Activity:
Institutional
Shares Sold	175,085	2,003,460	10,320,992	20,024,080	12,335	174,869
Shares Reinvested	31,805	77,374	956,247	1,961,926	1,262	688
Shares Redeemed	(671,041)	(1,781,095)	(8,282,165)	(19,716,230)	(19,047)	(15,257)
Net increase in shares of Beneficial interest	(464,151)	299,739	2,995,074	2,269,776	(5,450)	160,300

Class A
Shares Sold	5,630	63,854	599,442	1,847,038	485	61,605
Shares Reinvested	1,407	3,668	93,176	186,613	367	213
Shares Redeemed	(23,158)	(75,713)	(980,120)	(1,163,524)	(25,448)	(51,263)
Net increase (decrease) in shares of Beneficial interest	(16,121)	(8,191)	(287,502)	870,127	(24,596)	10,555

Class C
Shares Sold	997	13,173	165,094	476,926	—	911
Shares Reinvested	143	385	37,361	76,805	3	1
Shares Redeemed	(872)	(5,735)	(200,525)	(477,681)	—	(91)
Net increase in shares of Beneficial interest	268	7,823	1,930	76,050	3	821

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,	December 31,	December 31,
	2023		2022	2021		2020	2019	2018
	(Unaudited)
Net asset value, beginning of year/period	$7.97		$8.99	$7.96		$6.94	$6.58	$8.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.01		0.07	0.07		0.08	0.22	0.34
Net realized and unrealized gain (loss) on investments	(0.12)		(1.03)	1.07		1.03	0.51	(1.26)
Total from investment operations	(0.11)		(0.96)	1.14		1.11	0.73	(0.92)
LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.06)	(0.11)		(0.09)	(0.37)	(0.52)
Total distributions	(0.01)		(0.06)	(0.11)		(0.09)	(0.37)	(0.52)
Net asset value, end of year/period	$7.85		$7.97	$8.99		$7.96	$6.94	$6.58
Total return (B)	(1.33	)% (F)	(10.68)%	14.37	% (E)	16.00%	11.32%	(11.96)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$42,635		$55,862	$58,975		$46,451	$7,155	$4,940
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	1.32	% (G)	1.20%	1.15%		1.32%	1.75%	1.58%
Expenses, net waiver and reimbursement (C)	1.32	% (G)	1.20%	1.10%		1.01%	1.00%	1.00%
Net investment income	0.25	% (G)	0.80%	0.80%		1.10%	3.12%	4.32%
Portfolio turnover rate	413	% (F)	281%	239%		480%	394%	307%

	Class A
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,		December 31,	December 31,	December 31,
	2023		2022	2021		2020	2019	2018
	(Unaudited)
Net asset value, beginning of year/period	$7.96		$8.98	$7.95		$6.93	$6.57	$8.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.00	(H)	0.04	0.05		0.04	0.20	0.32
Net realized and unrealized gain (loss) on investments	(0.12)		(1.01)	1.07		1.05	0.51	(1.26)
Total from investment operations	(0.12)		(0.97)	1.12		1.09	0.71	(0.94)
LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.05)	(0.09)		(0.07)	(0.35)	(0.50)
Total distributions	(0.01)		(0.05)	(0.09)		(0.07)	(0.35)	(0.50)
Net asset value, end of year/period	$7.83		$7.96	$8.98		$7.95	$6.93	$6.57
Total return (B)	(1.53	)% (F)	(10.86)%	14.11%		15.74%	11.03%	(12.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$9,005		$9,717	$11,858		$12,099	$11,462	$12,629
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.59	% (G)	1.46%	1.40%		1.69%	2.00%	1.82%
Expenses, net waiver and reimbursement (D)	1.59	% (G)	1.46%	1.35%		1.26%	1.25%	1.25%
Net investment income	(0.03	)% (G)	0.53%	0.55%		0.58%	2.90%	4.17%
Portfolio turnover rate	413	% (F)	281%	239%		480%	394%	307%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.24	% (G)	1.19%	1.15%	1.31%	1.75%	1.58%
Expenses, net waiver and reimbursement	1.24	% (G)	1.19%	1.10%	1.00%	1.00%	1.00%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.51	% (G)	1.45%	1.40%	1.68%	2.00%	1.82%
Expenses, net waiver and reimbursement	1.51	% (G)	1.45%	1.35%	1.25%	1.25%	1.25%

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not Annualized

(G)	Annualized

(H)	Less than $.005

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,		December 31,
	2023		2022	2021	2020	2019		2018
	(Unaudited)
Net asset value, beginning of year/period	$7.89		$8.93	$7.90	$6.91	$6.55		$7.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		(0.01)	(0.01)	(0.01)	0.15		0.27
Net realized and unrealized gain (loss) on investments	(0.12)		(1.02)	1.07	1.04	0.51		(1.27)
Total from investment operations	(0.15)		(1.03)	1.06	1.03	0.66		(1.00)
LESS DISTRIBUTIONS:
From net investment income	—		(0.01)	(0.03)	(0.04)	(0.30)		(0.44)
Total distributions	—		(0.01)	(0.03)	(0.04)	(0.30)		(0.44)
Net asset value, end of year/period	$7.74		$7.89	$8.93	$7.90	$6.91		$6.55
Total return (B)	(1.90	)% (E)	(11.51)%	13.40%	14.88%	10.23	% (C)	(12.92	)% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,467		$1,610	$1,771	$1,164	$1,252		$1,664
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.28	% (F)	2.15%	2.15%	2.39%	2.75%		2.59%
Expenses, net waiver and reimbursement (D)	2.28	% (F)	2.15%	2.06%	2.01%	2.00%		1.90%
Net investment income (loss)	(0.73	)% (F)	(0.15)%	(0.16)%	-0.18%	2.16%		3.52%
Portfolio turnover rate	413	% (E)	281%	239%	480%	394%		307%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.20	% (F)	2.14%	2.14%	2.38%	2.75%	2.59%
Expenses, net waiver and reimbursement	2.20	% (F)	2.14%	2.06%	2.00%	2.00%	1.90%

(E)	Not Annualized.

(F)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Institutional
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2023	2022(A)	2021(A)	2020(A)	2019(A)	2018(A)
(Unaudited)
Net asset value, beginning of year/period	$17.00	$17.10	$17.07	$16.98	$16.20	$14.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.07	(0.09)	(0.33)	(0.27)	(0.03)	(0.18)
Net realized and unrealized gain on investments	0.28	0.04	0.99	0.72	1.38	1.65
Total from investment operations	0.35	(0.05)	0.66	0.45	1.35	1.47
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	(0.03)
From net realized gains on investments	—	(0.05)	(0.63)	(0.36)	(0.57)	(0.21)
Total distributions	—	(0.05)	(0.63)	(0.36)	(0.57)	(0.24)
Net asset value, end of year/period	$17.35	$17.00	$17.10	$17.07	$16.98	$16.20
Total return (C)	2.06	% (G)	(0.30)%	3.94%	2.65%	8.35%	9.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$147,108	$199,786	$264,557	$199,987	$151,070	$18,333
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.08	% (H)	2.02%	2.04%	2.05%	2.15%	3.16%
Expenses, net waiver and reimbursement (E)	2.00	% (H)	1.99%	1.99%	1.99%	1.99%	1.99%
Net investment income (loss)	0.83	% (H)	(0.86)%	(1.98)%	(1.54)%	(0.15)%	(1.20)%
Portfolio turnover rate	0	% (G)	0%	0%	0%	0%	0%

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2023	2022(A)	2021(A)	2020(A)	2019(A)	2018(A)
(Unaudited)
$17.02	$17.16	$17.16	$17.10	$16.35	$15.12
Net asset value, beginning of year/period
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.05	(0.12)	(0.39)	(0.27)	(0.06)	(0.21)
Net realized and unrealized gain on investments	0.28	0.03	1.02	0.69	1.38	1.65
Total from investment operations	0.33	(0.09)	0.63	0.42	1.32	1.44
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	0.00	(D)
From net realized gains on investments	—	(0.05)	(0.63)	(0.36)	(0.57)	(0.21)
Total distributions	—	(0.05)	(0.63)	(0.36)	(0.57)	(0.21)
Net asset value, end of year/period	$17.35	$17.02	$17.16	$17.16	$17.10	$16.35
Total return (C)	1.94	% (G)	(0.53)%	3.75%	2.45%	8.09%	9.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,563	$8,868	$18,494	$7,423	$15,097	$18,327
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	2.32	% (H)	2.29%	2.29%	2.33%	2.51%	3.50%
Expenses, net waiver and reimbursement (F)	2.25	% (H)	2.24%	2.24%	2.24%	2.24%	2.24%
Net investment income (loss)	0.59	% (H)	(1.28)%	(2.23)%	(1.64)%	(0.31)%	(1.20)%
Portfolio turnover rate	0	% (G)	0%	0%	0%	0%	0%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Amount is less than $0.005.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.07	% (H)	2.02%	2.04%	2.05%	2.51%	3.50%
Expenses, net waiver and reimbursement	1.99	% (H)	1.99%	1.99%	1.99%	2.24%	2.24%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.31	% (H)	2.29%	2.29%	2.33%	2.51%	3.50%
Expenses, net waiver and reimbursement	2.24	% (H)	2.24%	2.24%	2.24%	2.24%	2.24%

(G)	Not Annualized

(H)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2023		2022(A)		2021(A)	2020(A)	2019(A)	2018(A)
	(Unaudited)
Net asset value, beginning of year/period	$16.38		$16.65		$16.80	$16.86	$16.29	$15.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.01)		(0.19)		(0.51)	(0.42)	(0.21)	(0.36)
Net realized and unrealized gain (loss) on investments	0.26		(0.03	) (C)	0.99	0.72	1.35	1.68
Total from investment operations	0.25		(0.22)		0.48	0.30	1.14	1.32
LESS DISTRIBUTIONS:
From net investment income	—		—		—	—	—	—
From net realized gains on investments	—		(0.05)		(0.63)	(0.36)	(0.57)	(0.21)
Total distributions	—		(0.05)		(0.63)	(0.36)	(0.57)	(0.21)
Net assets, end of year/period (in 000’s)	$16.63		$16.38		$16.65	$16.80	$16.86	$16.29
Total return (D)	1.53	% (F)	(1.33)%		2.94%	1.77%	7.01%	8.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,029		$7,808		$9,444	$9,130	$6,453	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	3.03	% (G)	2.99%		3.00%	3.04%	3.11%	4.16%
Expenses, net waiver and reimbursement (E)	3.00	% (G)	2.99%		2.99%	2.99%	2.99%	2.99%
Net investment loss	(0.16	)% (G)	(1.85)%		(2.98)%	(2.54)%	(1.18)%	(2.34)%
Portfolio turnover rate	0	% (F)	0%		0%	0%	0%	0%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.02	% (G)	2.99%	3.00%	3.04%	3.11%	4.16%
Expenses, net waiver and reimbursement	2.99	% (G)	2.99%	2.99%	2.99%	2.99%	2.99%

(F)	Not Annualized

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Institutional
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2023	2022	2021	2020	2019	2018(A)
(Unaudited)
Net asset value, beginning of year/period	$36.45	$59.52	$56.20	$43.30	$34.20	$34.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.01)	(0.07)	(0.41)	(0.33)	(0.14)	0.16
Net realized and unrealized gain (loss) on investments	7.86	(21.01)	8.68	19.98	9.38	0.07	(D)
Total from investment operations	7.85	(21.08)	8.27	19.65	9.24	0.23
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	(0.09)
From net realized gains on investments	—	(1.99)	(4.95)	(6.75)	(0.14)	(0.84)
Total distributions	—	(1.99)	(4.95)	(6.75)	(0.14)	(0.93)
Net assets, end of year/period (in 000’s)	$44.30	$36.45	$59.52	$56.20	$43.30	$34.20
Total return (C)	21.54	% (G)	(35.41)%	14.97%	45.28%	27.03%	0.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$35,252	$28,643	$82,648	$53,102	$21,627	$16,725
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	1.29	% (H)	1.20%	1.10%	1.25%	1.45%	1.67%
Expenses, net waiver and reimbursement (E)	1.25	% (H)	1.20%	1.14%	1.24%	1.17%	1.00%
Net investment income (loss)	(0.05	)% (H)	(0.16)%	(0.65)%	(0.56)%	(0.36)%	0.42%
Portfolio turnover rate	87	% (G)	154%	225%	320%	220%	411%

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2023	2022	2021	2020	2019	2018(A)
(Unaudited)
Net asset value, beginning of year/period	$22.16	$37.49	$37.16	$30.27	$24.00	$24.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.04)	(0.11)	(0.41)	(0.28)	(0.16)	0.02
Net realized and unrealized gain (loss) on investments	4.78	(13.23)	5.69	13.92	6.57	0.12	(D)
Total from investment operations	4.74	(13.34)	5.28	13.64	6.41	0.14
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	—
From net realized gains on investments	—	(1.99)	(4.95)	(6.75)	(0.14)	(0.84)
Total distributions	—	(1.99)	(4.95)	(6.75)	(0.14)	(0.84)
Net assets, end of year/period (in 000’s)	$26.90	$22.16	$37.49	$37.16	$30.27	$24.00
Total return (C)	21.39	% (G)	(35.58)%	14.59%	44.91%	26.72%	0.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$13,344	$11,668	$23,205	$17,972	$12,387	$11,154
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	1.55	% (H)	1.47%	1.37%	1.52%	1.74%	2.05%
Expenses, net waiver and reimbursement (F)	1.50	% (H)	1.47%	1.47%	1.49%	1.41%	1.25%
Net investment income (loss)	(0.30	)% (H)	(0.41)%	(1.00)%	(0.82)%	(0.59)%	0.08%
Portfolio turnover rate	87	% (G)	154%	225%	320%	220%	411%

(A)	Effective September 21, 2018, the Fund had a one-to-ten reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-ten stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended December 31, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.28	% (H)	1.19%	1.10%	1.25%	1.45%	1.67%
Expenses, net waiver and reimbursement	1.24	% (H)	1.19%	1.14%	1.24%	1.17%	1.00%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.54	% (H)	1.46%	1.37%	1.52%	1.74%	2.05%
Expenses, net waiver and reimbursement	1.49	% (H)	1.46%	1.47%	1.49%	1.41%	1.25%

(G)	Not Annualized

(H)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,		December 31,
	2023		2022	2021	2020	2019		2018(A)
	(Unaudited)
Net asset value, beginning of year/period
	$18.31		$31.73	$32.34	$27.15	$21.70		$22.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.11)		(0.26)	(0.58)	(0.50)	(0.32)		(0.14)
Net realized and unrealized gain (loss) on investments	3.94		(11.17)	4.92	12.44	5.91		0.08	(E)
Total from investment operations	3.83		(11.43)	4.34	11.94	5.59		(0.06)
LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—		—
From net realized gains on investments	—		(1.99)	(4.95)	(6.75)	(0.14)		(0.84)
Total distributions	—		(1.99)	(4.95)	(6.75)	(0.14)		(0.84)
Net assets, end of year/period (in 000’s)	$22.14		$18.31	$31.73	$32.34	$27.15		$21.70
Total return (C)	20.92	% (G)	(36.02)%	13.85%	43.80%	25.78	% (D)	(0.20	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,189		$2,852	$4,898	$1,525	$184		$214
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	2.26	% (H)	2.18%	2.08%	2.41%	2.68%		2.73%
Expenses, net waiver and reimbursement (F)	2.25	% (H)	2.18%	2.12%	2.24%	2.15%		1.91%
Net investment loss	(1.05	)% (H)	(1.12)%	(1.62)%	(1.54)%	(1.30)%		(0.59)%
Portfolio turnover rate	87	% (G)	154%	225%	320%	220%		411%

(A)	Effective September 21, 2018, the Fund had a one-to-ten reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-ten stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended December 31, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.25	% (H)	2.17%	2.08%	2.41%	2.68%	2.73%
Expenses, net waiver and reimbursement	2.24	% (H)	2.17%	2.12%	2.24%	2.15%	1.91%

(G)	Not Annualized

(H)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value, beginning of year/period	$6.84		$10.24	$8.94	$9.58	$9.12	$10.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.15		0.31	0.40	0.27	0.36	0.39
Net realized and unrealized gain (loss) on investments	0.92		(3.16)	2.54	(0.61)	0.79	(0.67)
Total from investment operations	1.07		(2.85)	2.94	(0.34)	1.15	(0.28)
LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.18)	(0.36)	(0.28)	(0.41)	(0.36)
From net realized gains on investments	—		(0.37)	(1.28)	—	(0.22)	(0.26)
From Return of capital	—		—	—	(0.02)	(0.06)	—
Total distributions	(0.27)		(0.55)	(1.64)	(0.30)	(0.69)	(0.62)
Net asset value, end of year/period	$7.64		$6.84	$10.24	$8.94	$9.58	$9.12
Total return (B)	15.92	% (G)	(27.87)%	33.94%	(3.19)%	12.64%	(2.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,148		$1,027	$519	$248	$266	$253
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	1.64	% (H)	1.39%	1.11%	1.31%	0.98%	1.04%
Expenses, net waiver and reimbursement (C,E)	0.47	% (H)	0.46%	0.46%	0.45%	0.45%	0.45%
Net investment income (C,D)	4.14	% (H)	3.82%	3.78%	3.26%	3.67%	3.91%
Portfolio turnover rate	55	% (G)	27%	2%	89%	62%	53%

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value, beginning of year/period	$6.88		$10.30	$8.99	$9.63	$9.15	$10.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.29	0.34	0.25	0.32	0.33
Net realized and unrealized gain (loss) on investments	0.92		(3.17)	2.59	(0.61)	0.82	(0.63)
Total from investment operations	1.06		(2.88)	2.93	(0.36)	1.14	(0.30)
LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.17)	(0.34)	(0.26)	(0.38)	(0.34)
From net realized gains on investments	—		(0.37)	(1.28)	—	(0.22)	(0.26)
From Return of capital	—		—	—	(0.02)	(0.06)	—
Total distributions	(0.26)		(0.54)	(1.62)	(0.28)	(0.66)	(0.60)
Net assets, end of year/period (in 000’s)	$7.68		$6.88	$10.30	$8.99	$9.63	$9.15
Total return (B)	15.68	% (G)	(28.04)%	33.57%	(3.42)%	12.49%	(3.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,752		$6,048	$9,830	$7,713	$9,395	$9,842
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	1.98	% (H)	1.72%	1.47%	1.65%	1.35%	1.37%
Expenses, net waiver and reimbursement (C,F)	0.72	% (H)	0.71%	0.71%	0.70%	0.70%	0.70%
Net Investment income (C,D)	3.88	% (H)	3.48%	3.30%	2.98%	3.25%	3.25%
Portfolio turnover rate	55	% (G)	27%	2%	89%	62%	53%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.62	% (H)	1.38%	1.10%	1.31%	0.98%	1.04%
Expenses, net waiver and reimbursement	0.45	% (H)	0.45%	0.45%	0.45%	0.45%	0.45%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.96	% (H)	1.71%	1.46%	1.65%	1.35%	1.37%
Expenses, net waiver and reimbursement	0.70	% (H)	0.70%	0.70%	0.70%	0.70%	0.70%

(G)	Not Annualized

(H)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value, beginning of year/period	$6.83		$10.25	$8.95	$9.58	$9.11	$10.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.11		0.23	0.26	0.19	0.26	0.29
Net realized and unrealized gain (loss) on investments	0.92		(3.16)	2.58	(0.61)	0.80	(0.67)
Total from investment operations	1.03		(2.93)	2.84	(0.42)	1.06	(0.38)
LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.12)	(0.26)	(0.19)	(0.31)	(0.28)
From net realized gains on investments	—		(0.37)	(1.28)	—	(0.22)	(0.26)
From Return of capital	—		—	—	(0.02)	(0.06)	—
Total distributions	(0.24)		(0.49)	(1.54)	(0.21)	(0.59)	(0.54)
Net asset value, end of year/period	$7.62		$6.83	$10.25	$8.95	$9.58	$9.11
Total return (B)	15.30	% (F)	(28.55)%	32.60%	(4.13)%	11.61%	(3.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1		$1	$1	$1	$1	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.31	% (G)	2.37%	2.24%	2.33%	2.02%	1.92%
Expenses, net waiver and reimbursement (C,E)	1.47	% (G)	1.46%	1.46%	1.45%	1.45%	1.45%
Net investment income (C,D)	3.17	% (G)	2.78%	2.53%	2.26%	2.65%	2.89%
Portfolio turnover rate	55	% (F)	27%	2%	89%	62%	53%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.29	% (G)	2.36%	2.23%	2.33%	2.02%	1.92%
Expenses, net waiver and reimbursement	1.45	% (G)	1.45%	1.45%	1.45%	1.45%	1.45%

(F)	Not Annualized

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/ReSolve Adaptive Asset Allocation Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value, beginning of year/period	$21.93		$22.71	$23.77	$23.73	$23.10	$25.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (A)	0.20		(0.07)	(0.50)	(0.37)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.62)		(0.62)	3.16	0.52	4.32	(1.89)
Total from investment operations	(0.42)		(0.69)	2.66	0.15	4.30	(1.93)
LESS DISTRIBUTIONS:
From net investment income	—		(0.09)	(3.72)	(0.08)	(0.69)	—
From net realized gains on investments	—		—	—	—	(2.94)	(0.22)
Total distributions	—		(0.09)	(3.72)	(0.11)	(3.67)	(0.22)
Net asset value, end of year/period	$21.51		$21.93	$22.71	$23.77	$23.73	$23.10
Total return (B)	(1.92	)% (F)	(3.06)%	11.28%	0.65%	18.32%	(7.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$130,109		$162,983	$64,890	$62,176	$51,221	$27,460
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.11	% (G)	2.05%	2.17%	2.18%	2.32%	2.90%
Expenses, net waiver and reimbursement (C)	1.98	% (G)	1.97%	1.98%	1.97%	1.97%	1.97%
Net investment loss	1.88	% (G)	(0.30)%	(1.95)%	(1.61)%	(0.06)%	(0.17)%
Portfolio turnover rate	0	% (F)	0%	0%	0%	0%	0%

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value, beginning of year/period	$21.71		$22.53	$23.61	$23.52	$22.96	$25.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (A)	0.17		(0.04)	(0.55)	(0.36)	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.61)		(0.70)	3.13	0.45	4.30	(1.87)
Total from investment operations	(0.44)		(0.74)	2.58	0.09	4.20	(1.98)
LESS DISTRIBUTIONS:
From net investment income	—		(0.08)	(3.66)	—	(0.66)	—
From net realized gains on investments	—		—	—	—	(2.94)	(0.22)
Total distributions	—		(0.08)	(3.66)	—	(3.64)	(0.22)
Net asset value, end of year/period	$21.27		$21.71	$22.53	$23.61	$23.52	$22.96
Total return (B)	(2.03	)% (F)	(3.30)%	10.99%	0.38%	18.01%	(7.87	)% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,118		$3,643	$607	$776	$5,425	$2,169
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.36	% (G)	2.33%	2.36%	2.47%	2.60%	3.14%
Expenses, net waiver and reimbursement (D)	2.23	% (G)	2.22%	2.23%	2.22%	2.22%	2.22%
Net investment loss	1.59	% (G)	(0.18)%	(2.10)%	(1.43)%	(0.39)%	(0.45)%
Portfolio turnover rate	0	% (F)	0%	0%	0%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.10	% (G)	2.05%	2.16%	2.18%	2.32%	2.90%
Expenses, net waiver and reimbursement	1.97	% (G)	1.97%	1.97%	1.97%	1.97%	1.97%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.35	% (G)	2.33%	2.35%	2.47%	2.60%	3.14%
Expenses, net waiver and reimbursement	2.22	% (G)	2.22%	2.22%	2.22%	2.22%	2.22%

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not Annualized

(G)	Annualized.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Rational/ReSolve Adaptive Asset Allocation Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2023		2022	2021	2020	2019	2018
	(Unaudited)
Net asset value, beginning of year/period	$20.94		$21.88	$23.03	$23.11	$22.61	$24.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (A)	0.09		(0.15)	(0.72)	(0.57)	(0.26)	(0.31)
Net realized and unrealized gain (loss) on investments	(0.59)		(0.73)	3.05	0.49	4.20	(1.82)
Total from investment operations	(0.50)		(0.88)	2.33	(0.08)	3.94	(2.13)
LESS DISTRIBUTIONS:
From net investment income	—		(0.06)	(3.48)	—	(0.46)	—
From net realized gains on investments	—		—	—	—	(2.94)	(0.22)
From Return of capital	—		—	—	—	(0.04)	—
Total distributions	—		(0.06)	(3.48)	—	(3.44)	(0.22)
Net asset value, end of year/period	$20.44		$20.94	$21.88	$23.03	$23.11	$22.61
Total return (B)	(2.39	)% (D)	(4.01)%	10.18%	(0.35)%	17.15%	(8.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,559		$2,327	$241	$250	$438	$322
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	3.01	% (E)	3.00%	3.18%	3.35%	3.37%	4.65%
Expenses, net waiver and reimbursement (C)	2.98	% (E)	2.97%	2.98%	2.97%	2.97%	2.97%
Net investment loss	0.87	% (E)	(0.66)%	(2.95)%	(2.51)%	(1.04)%	(1.24)%
Portfolio turnover rate	0	% (D)	0%	0%	0%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.00	% (E)	3.00%	3.17%	3.35%	3.37%	4.65%
Expenses, net waiver and reimbursement	2.97	% (E)	2.97%	2.97%	2.97%	2.97%	2.97%

(D)	Not annualized.

(E)	Annualized.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,	December 31,
	2023		2022	2021	2020	2019(A)
	(Unaudited)
Net asset value, beginning of year/period	$10.43		$11.96	$11.69	$10.17	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.09		0.20	0.13	0.17	0.03
Net realized and unrealized gain (loss) on investments	(0.29)		(1.49)	1.04	1.56	0.14
Total from investment operations	(0.20)		(1.29)	1.17	1.73	0.17
LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.20)	(0.17)	(0.20)	—
From net realized gains on investments	—		(0.04)	(0.73)	(0.01)	—
Total distributions	(0.10)		(0.24)	(0.90)	(0.21)	—
Net asset value, end of year/period	$10.13		$10.43	$11.96	$11.69	$10.17
Total return (C)	(1.91	)% (D)	(10.82)%	10.21%	17.08%	1.70	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$98,607		$106,362	$118,333	$73,946	$5,707
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (G)	1.19	% (E)	1.16%	1.17%	1.25%	7.22	% (E)
Expenses, net waiver and reimbursement (G)	0.99	% (E)	0.99%	0.99%	0.99%	0.99	% (E)
Net investment income	1.71	% (E)	1.81%	1.07%	1.62%	4.22	% (E)
Portfolio turnover rate	111	% (D)	116%	130%	140%	5	% (D)

	Class A
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,	December 31,
	2023		2022	2021	2020	2019(A)
	(Unaudited)
Net asset value, beginning of year/period	$10.44		$11.97	$11.69	$10.17	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.17	0.11	0.39	0.02
Net realized and unrealized gain (loss) on investments	(0.28)		(1.49)	1.03	1.33	0.15
Total from investment operations	(0.21)		(1.32)	1.14	1.72	0.17
LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.17)	(0.13)	(0.19)	—
From net realized gains on investments	—		(0.04)	(0.73)	(0.01)	—
Total distributions	(0.09)		(0.21)	(0.86)	(0.20)	—
Net asset value, end of year/period	$10.14		$10.44	$11.97	$11.69	$10.17
Total return (C)	(2.03	)% (D)	(11.04)%	9.97%	16.97%	1.70	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,644		$1,861	$2,231	$337	$0	(F)
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (H)	1.45	% (E)	1.41%	1.35%	1.40%	7.47	% (E)
Expenses, net waiver and reimbursement (H)	1.24	% (E)	1.24%	1.24%	1.24%	1.24	% (E)
Net investment income	1.44	% (E)	1.55%	0.88%	3.50%	3.17	% (E)
Portfolio turnover rate	111	% (D)	116%	130%	140%	5	% (D)

(A)	The Rational/Pier 88 Convertible Securities Fund Institutional Class, Class A and Class C Shares commenced operations December 6, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(F)	Amount is less than $1000.

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.19	% (E)	1.16%	1.17%	1.25%	7.22	% (E)
Expenses, net waiver and reimbursement	0.99	% (E)	0.99%	0.99%	0.99%	0.99	% (E)

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.45	% (E)	1.41%	1.35%	1.40%	7.47	% (E)
Expenses, net waiver and reimbursement	1.24	% (E)	1.24%	1.24%	1.24%	1.24	% (E)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,	December 31,
	2023		2022	2021	2020	2019(A)
	(Unaudited)
Net asset value, beginning of year/period	$10.38		$11.90	$11.66	$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.04		0.10	0.02	0.32	0.02
Net realized and unrealized gain (loss) on investments	(0.29)		(1.48)	1.02	1.34	0.15
Total from investment operations	(0.25)		(1.38)	1.04	1.66	0.17
LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.10)	(0.07)	(0.16)	—
From net realized gains on investments	—		(0.04)	(0.73)	(0.01)	—
Total distributions	(0.05)		(0.14)	(0.80)	(0.17)	—
Net asset value, end of year/period	$10.08		$10.38	$11.90	$11.66	$10.17
Total return (C)	(2.40	)% (D)	(11.63)%	9.11%	16.33%	1.70	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$292		$298	$249	$55	$0	(F)
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (G)	2.13	% (E)	2.11%	2.10%	2.13%	8.22	% (E)
Expenses, net waiver and reimbursement (G)	1.99	% (E)	1.99%	1.99%	1.99%	1.99	% (E)
Net investment income	0.71	% (E)	0.93%	0.17%	2.87%	3.17	% (E)
Portfolio turnover rate	111	% (D)	116%	130%	140%	5	% (D)

(A)	The Rational/Pier 88 Convertible Securities Fund Institutional Class, Class A and Class C Shares commenced operations December 6, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(F)	Amount is less than $1000.

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.13	% (E)	2.11%	2.10%	2.13%	8.22	% (E)
Expenses, net waiver and reimbursement	1.99	% (E)	1.99%	1.99%	1.99%	1.99	% (E)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,		December 31,	December 31,
	2023		2022		2021		2020	2019(A)
	(Unaudited)
Net asset value, beginning of year/period	$18.34		$19.69		$19.66		$20.10	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.61		0.93		0.74		0.43	0.32
Net realized and unrealized gain (loss) on investments	(0.07)		(1.16)		0.28		0.11	0.06
Total from investment operations	0.54		(0.23)		1.02		0.54	0.38
LESS DISTRIBUTIONS:
From net investment income	(0.54)		(1.12)		(0.99)		(0.93)	(0.25)
From net realized gains on investments	—		—		—		—	(0.03)
From Return of capital	—		—		(0.00	) (C)	(0.05)	—
Total distributions	(0.54)		(1.12)		(0.99)		(0.98)	(0.28)
Net asset value, end of year/period	$18.34		$18.34		$19.69		$19.66	$20.10
Total return (D)	2.67	% (E)	(1.12	)% (I)	5.30%		2.83%	1.91	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$721,085		$666,042		$670,278		$352,892	$76,833
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (G)	1.79	% (F)	1.79%		1.77%		1.80%	2.06	% (F)
Expenses, net waiver and reimbursement (G)	1.75	% (F)	1.76%		1.75%		1.75%	1.75	% (F)
Net investment income	6.62	% (F)	4.93%		3.75%		2.17%	3.48	% (F)
Portfolio turnover rate	2	% (E)	27%		37%		4%	14	% (E)

	Class A
	For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,		December 31,	December 31,
	2023		2022		2021		2020	2019(A)
	(Unaudited)
Net asset value, beginning of year/period	$18.32		$19.66		$19.64		$20.08	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.57		0.88		0.72		0.37	0.30
Net realized and unrealized gain (loss) on investments	(0.06)		(1.15)		0.24		0.13	0.05
Total from investment operations	0.51		(0.27)		0.96		0.50	0.35
LESS DISTRIBUTIONS:
From net investment income	(0.51)		(1.07)		(0.94)		(0.89)	(0.24)
From net realized gains on investments	—		—		—		—	(0.03)
From Return of capital	—		—		(0.00	) (C)	(0.05)	—
Total distributions	(0.51)		(1.07)		(0.94)		(0.94)	(0.27)
Net asset value, end of year/period	$18.32		$18.32		$19.66		$19.64	$20.08
Total return (D)	2.60	% (E)	(1.31	)% (I)	5.00%		2.60%	1.74	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$64,860		$70,121		$58,164		$37,224	$5,449
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (H)	2.05	% (F)	2.05%		2.03%		2.10%	2.21	% (F)
Expenses, net waiver and reimbursement (H)	2.01	% (F)	2.02%		2.00%		2.00%	2.00	% (F)
Net investment income	6.23	% (F)	4.69%		3.67%		1.88%	3.22	% (F)
Portfolio turnover rate	2	% (E)	27%		37%		4%	14	% (E)

(A)	The Rational Special Situtations Income Fund Institutional Class, Class A and Class C Shares commenced operations July 17, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Represents an amount less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Not Annualized

(F)	Annualized

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.79	% (F)	1.79%	1.77%	1.80%	2.06	% (F)
Expenses, net waiver and reimbursement	1.75	% (F)	1.76%	1.75%	1.75%	1.75	% (F)

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.05	% (F)	2.05%	2.03%	2.10%	2.21	% (F)
Expenses, net waiver and reimbursement	2.01	% (F)	2.02%	2.00%	2.00%	2.00	% (F)

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,		December 31,	December 31,
	2023		2022		2021		2020	2019(A)
	(Unaudited)
Net asset value, beginning of year/period	$18.27		$19.61		$19.60		$20.06	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.51		0.74		0.48		0.21	0.23
Net realized and unrealized gain (loss) on investments	(0.06)		(1.15)		0.33		0.14	0.05
Total from investment operations	0.45		(0.41)		0.81		0.35	0.28
LESS DISTRIBUTIONS:
From net investment income	(0.45)		(0.93)		(0.80)		(0.76)	(0.19)
From net realized gains on investments	—		—		—		—	(0.03)
From Return of capital	—		—		(0.00	) (C)	(0.05)	—
Total distributions	(0.45)		(0.93)		(0.80)		(0.81)	(0.22)
Net asset value, end of year/period	$18.27		$18.27		$19.61		$19.60	$20.06
Total return (D)	2.18	% (E)	(2.05	)% (H)	4.22%		1.82%	1.43	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$34,490		$34,455		$35,497		$14,123	$1,289
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (G)	2.75	% (F)	2.76%		2.74%		2.77%	2.97	% (F)
Expenses, net waiver and reimbursement (G)	2.75	% (F)	2.76%		2.75%		2.75%	2.75	% (F)
Net investment income	5.57	% (F)	3.95%		2.46%		1.05%	2.47	% (F)
Portfolio turnover rate	2	% (E)	27%		37%		4%	14	% (E)

(A)	The Rational Special Situtations Income Fund Institutional Class, Class A and Class C Shares commenced operations July 17, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Represents an amount less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Not Annualized

(F)	Annualized

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.75	% (F)	2.75%	2.74%	2.77%	2.97	% (F)
Expenses, net waiver and reimbursement	2.75	% (F)	2.75%	2.75%	2.75%	2.75	% (F)

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Inflation Growth Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the
	Year Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2023		2022	2021(A)
	(Unaudited)
Net asset value, beginning of year/period	$9.65		$9.80	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.04		0.27	0.25
Net realized and unrealized loss on investments	(0.00)		(0.37)	(0.38)
Total from investment operations	0.04		(0.10)	(0.13)
LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.04)	(0.07)
From net realized gains on investments	—		(0.01)	—
From Return of capital	—		—	—
Total distributions	(0.07)		(0.05)	(0.07)
Net asset value, end of year/period	$9.62		$9.65	$9.80
Total return (C)	0.40	% (D)	(1.10)%	(1.26	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,824		$2,887	$1,360
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	4.38	% (E)	4.56%	12.47	% (E)
Expenses, net waiver and reimbursement (G)	1.52	% (E)	1.49%	1.49	% (E)
Net investment income	0.87	% (E)	2.82%	6.83	% (E)
Portfolio turnover rate	4	% (D)	18%	0	% (D)

	Class A
	For the		For the	For the
	Year Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2023		2022	2021(A)
	(Unaudited)
Net asset value, beginning of year/period	$9.64		$9.79	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.03		0.21	0.49
Net realized and unrealized loss on investments	—		(0.33)	(0.63)
Total from investment operations	0.03		(0.12)	(0.14)
LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.02)	(0.07)
From net realized gains on investments	—		(0.01)	—
From Return of capital	—		—	—
Total distributions	(0.06)		(0.03)	(0.07)
Net asset value, end of year/period	$9.61		$9.64	$9.79
Total return (C)	0.26	% (D)	(1.29)%	(1.39	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$548		$788	$697
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	4.65	% (E)	4.91%	12.72	% (E)
Expenses, net waiver and reimbursement ()	1.78	% (E)	1.74%	1.74	% (E)
Net investment income	0.56	% (E)	2.11%	13.23	% (E)
Portfolio turnover rate	4	% (D)	18%	0	% (D)

(A)	The Rational Inflation Growth Fund commenced operations August 18, 2021.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	4.35	% (E)	4.56%	12.47	% (E)
Expenses, net waiver and reimbursement	1.49	% (E)	1.49%	1.49	% (E)

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	4.61	% (E)	4.91%	12.72	% (E)
Expenses, net waiver and reimbursement	1.74	% (E)	1.74%	1.74	% (E)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Inflation Growth Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the
	Year Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2023		2022	2021(A)
	(Unaudited)
Net asset value, beginning of year/period	$9.56		$9.77	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.01)		0.16	0.70
Net realized and unrealized loss on investments	(0.00)		(0.36)	(0.86)
Total from investment operations	(0.01)		(0.20)	(0.16)
LESS DISTRIBUTIONS:
From net investment income	(0.03)		—	(0.07)
From net realized gains on investments	—		(0.01)	—
From Return of capital	—		—	—
Total distributions	(0.03)		(0.01)	(0.07)
Net asset value, end of year/period	$9.52		$9.56	$9.77
Total return (C)	(0.16	)% (D)	(2.09)%	(1.60	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$33		$33	$26
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	5.45	% (E)	5.89%	13.47	% (E)
Expenses, net waiver and reimbursement (G)	2.52	% (E)	2.49%	2.49	% (E)
Net investment income	(0.12	)% (E)	1.67%	19.41	% (E)
Portfolio turnover rate	4	% (D)	18%	0	% (D)

(A)	The Rational Inflation Growth Fund commenced operations August 18, 2021.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	5.42	% (E)	5.89%	13.47	% (E)
Expenses, net waiver and reimbursement	2.49	% (E)	2.49%	2.49	% (E)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2023, the Trust operated 8 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor	Primary Objective
Rational Equity Armor Fund (“Equity Armor”)	Equity Armor Investments, LLC	Total return on investment, with dividend income an important component of that return.
Rational Tactical Return Fund (“Tactical Return”)	Warrington Asset Management, LLC	Total return consisting of long-term capital appreciation and income.
Rational Dynamic Brands Fund (“Dynamic Brands”)	Accuvest Global Advisors, Inc.	Long-term capital appreciation.
Rational Strategic Allocation Fund (“Strategic Allocation”)		Current income and moderate appreciation of capital.
Rational/ReSolve Adaptive Asset Allocation Fund (“ReSolve Adaptive”)	ReSolve Asset Management, Inc.	Long-term capital appreciation.
Rational/Pier 88 Convertible Securities Fund (“Pier 88”)	Pier 88 Investment Partners, LLC	Total return consisting of capital appreciation and income.
Rational Special Situations Income Fund (“Special Situations”)	ESM Management, LLC	Total return consisting of capital appreciation and income.
Rational Inflation Growth Fund (“Inflation Growth”)	SL Advisors, LLC	Long-term capital appreciation.

The Funds are classified as diversified funds under the 1940 Act, except Pier 88 and Inflation Growth, which are classified as non-diversified funds.

Currently, all Funds offer Class A, Class C and Institutional shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, if any, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.75% for ReSolve Adaptive and Inflation Growth and 4.75% for all other Funds as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. Each Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

A. Investment Valuations

All investments in securities are recorded at their estimated fair value. In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to valuation procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”), the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are valued each day by an independent pricing service in accordance with valuation procedures approved by the Board using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Investments in open -end investment companies (except for exchange-traded funds) are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board. In these cases, a valuation designee, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the valuation designee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed -end investment companies (the “Underlying Funds”). Open -end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023, for each Fund’s assets and liabilities measured at fair value:

Equity Armor
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$30,846,120	$—	$—	$30,846,120
Exchange Traded Funds	15,002,754	—	—	15,002,754
Short-Term Investments	88,719	—	—	88,719
Derivatives
Purchased Options	$126,880	$—	$—	$126,880
Futures Contracts	284,993	—	—	284,993
Total Assets	$46,349,466	$—	$—	$46,349,466
Liabilities*
Derivatives
Futures Contracts	$768,854	—	—	768,854
Total Liabilities	$768,854	$—	$—	$768,854

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

Tactical Return
Assets*	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$103,788,972	$—	$103,788,972
Short-Term Investments	7,557,891	—	—	7,557,891
Derivatives
Purchased Options	$111,670	$—	$—	$111,670
Total Assets	$7,669,561	$103,788,972	$—	$111,458,533
Liabilities*
Derivatives
Written Options	$262,635	$—	$—	$262,635
Total Liabilities	$262,635	$—	$—	$262,635

Dynamic Brands
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$51,706,705	$—	$—	$51,706,705
Short-Term Investments	466	—	—	466
Total Assets	$51,707,171	$—	$—	$51,707,171

Strategic Allocation
Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$6,124,627	$—	$—	$6,124,627
U.S. Treasury Bills	—	477,205	—	477,205
Short-Term Investments	624,502	—	—	624,502
Derivatives
Futures Contract	$121,275	$—	$—	$121,275
Total Assets	$6,870,404	$477,205	$—	$7,347,609

ReSolve Adaptive
Assets*	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$77,243,289	$—	$77,243,289
Short-Term Investments	37,801,469	—	—	37,801,469
Derivatives
Futures Contracts	4,913,849	—	—	4,913,849
Total Assets	$42,715,318	$77,243,289	$—	$119,958,607
Liabilities*
Derivatives
Futures Contracts	$4,118,613	$—	$—	$4,118,613
Total Liabilities	$4,118,613	$—	$—	$4,118,613

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

Pier 88
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,114,717	$—	$—	$15,114,717
Preferred Stocks	21,906,081	—	—	21,906,081
Convertible Bonds	—	60,082,441	—	60,082,441
Short-Term Investments	4,746,789	—	—	4,746,789
Total Assets	$41,767,587	$60,082,441	$—	$101,850,028

Special Situations
Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$652,840,335	$—	$652,840,335
Corporate Bonds	—	127,865,104	—	127,865,104
Preferred Stocks	—	3,994,694	—	3,994,694
Short-Term Investments	36,218,564	—	—	36,218,564
Total Assets	$36,218,564	$784,700,133	$—	$820,918,697

Inflation Growth
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,959,601	$—	$—	$2,959,601
Exchange-Traded Funds	427,063	—	—	427,063
Short-Term Investments	28,452	—	—	28,452
Total Assets	$3,415,116	$—	$—	$3,415,116

*	Refer to the Schedule of Investments for industry classifications.

There were no level 3 securities held during the year for any Fund.

Consolidation of Subsidiaries – The consolidated financial statements of ReSolve Adaptive include the accounts of RDMF Fund Ltd. (“RDMF” or “CFC”), a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ReSolve Adaptive may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with ReSolve Adaptive’s investment objectives and policies.

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	June 30, 2023	June 30, 2023
RDMF Fund, Ltd.	8/5/2016	$ 15,257,542	11.32%

For tax purposes, the CFC is an exempted Cayman investment company. The CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, a CFC is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly -owned Controlled Foreign Corporation, RDMF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the ReSolve Adaptive’s investment company taxable income.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk, commodity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts, written and purchased option contracts and futures contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of underlying reference assets, such as equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options Contracts – Certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

Convertible Securities – Pier 88 invests in convertible securities, which include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s or Sub-Advisor’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities at June 30, 2023, were as follows:

			Location of derivatives on Statements of	Fair value of asset/liability
Fund	Derivative	Risk Type	Assets and Liabilities	derivatives
Equity Armor
	Futures	Equity	Futures unrealized appreciation	$284,993
			Futures unrealized depreciation	(768,854)
			Totals	$(483,861)

	Options	Equity	Investments in Unaffiliated Securities	$126,800
			Totals	$126,800
Tactical Return
	Options	Equity	Investments in Unaffiliated Securities	$111,670
	Options	Equity	Options Written	$262,635
				$374,305
Strategic Allocation
	Futures	Equity	Futures unrealized appreciation	$121,275
			Totals	$121,275
ReSolve Adaptive
	Futures	Equity	Futures unrealized appreciation	$1,760,554
			Futures unrealized depreciation	(783,779)
		Commodity	Futures unrealized appreciation	691,935
			Futures unrealized depreciation	(2,807,421)
		Currency	Futures unrealized appreciation	2,276,755
			Futures unrealized depreciation	(179,421)
		Interest	Futures unrealized appreciation	184,605
			Futures unrealized depreciation	(347,992)
			Totals	$795,236

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations and Consolidated Statements of Operations for the Funds, for the six months ended June 30, 2023, were as follows:

				Realized and unrealized gain
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Equity Armor
	Options Purchased	Equity	Net realized loss from options purchased	$(5,769,570)
	Options Written	Equity	Net realized gain from options written	2,956,085
	Futures	Equity	Net realized gain from futures	201,962
			Totals	$(2,611,523)

	Options Purchased	Equity	Net change in unrealized appreciation on options purchased	$3,413
	Options Written	Equity	Net change in unrealized depreciation on options written	(65,625)
	Futures	Equity	Net change in unrealized depreciation on futures	(445,611)
			Totals	$(507,823)
Tactical Return
	Options Purchased	Equity	Net realized loss from options purchased	$(2,738,450)
	Options Written	Equity	Net realized gain from options written	5,054,926
	Futures	Equity	Net realized gain from futures	12
			Totals	$2,316,488

	Options Purchased	Equity	Net change in unrealized loss on options purchased	$(58,670)
	Options Written	Equity	Net change in unrealized gain on options written	120,630
			Totals	$61,960
Strategic Allocation
	Futures	Equity	Net realized gain from futures	$506,922

	Futures	Equity	Net change in unrealized appreciation on futures	$480,545

ReSolve Adaptive
	Futures	Equity	Net realized gain from futures	$9,153,879
		Commodity	Net realized loss from futures	(10,624,381)
		Currency	Net realized loss from futures	567,300
		Interest	Net realized loss from futures	(3,704,775)
			Totals	$(4,607,977)

	Futures	Equity	Net change in unrealized appreciation on futures	$2,644,478
		Commodity	Net change in unrealized depreciation on futures	(4,636,764)
		Currency	Net change in unrealized appreciation on futures	2,374,749
		Interest	Net change in unrealized depreciation on futures	(190,289)
			Totals	$192,174

The value of derivative instruments outstanding as of June 30, 2023 as disclosed in the Schedules of Investments (Consolidated Schedule of Investments for ReSolve Adaptive) and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations (Consolidated Statements of Operations for ReSolve Adaptive) serve as indicators of the volume of derivative activity for the Funds.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial assets and liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as of June 30, 2023:

				Gross Amounts of Assets Presented in the
				(Consolidated) Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the
	Recognized in the	(Consolidated)	(Consolidated)
	(Consolidated)	Statements of	Statements of
	Statements of Assets	Assets and	Assets and	Financial	Cash Collateral
	and Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Equity Armor
Description of Asset:
Futures Contracts	$284,993	$—	$284,993	$(284,993)	$—	$—
Description of Liability:
Futures Contracts	$768,854	$—	$768,854	$(284,993)	$—	$483,861
Strategic Allocation
Description of Asset:
Futures Contracts	$121,275	$—	$121,275	$—	$—	$121,275
ReSolve Adaptive
Description of Asset:
Futures Contracts	$4,913,849	$—	$4,913,849	$(4,118,613)	$—	$795,236
Description of Liability:
Futures Contracts	$4,118,613	$—	$4,118,613	$(4,118,613)	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

D. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. For convertible securities, premiums attributable to the conversion feature are not amortized. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Dividends and Distributions to Shareholders

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non -deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

Fund	Income Dividends	Capital Gains
Equity Armor	Monthly	Annually
Tactical Return	Annually	Annually
Dynamic Brands	Annually	Annually
Strategic Allocation	Quarterly	Annually
ReSolve Adaptive	Annually	Annually
Pier 88	Quarterly	Annually
Special Situations	Monthly	Annually
Inflation Growth	Quarterly	Annually

Certain Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT, when such information is available.

F. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

G. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2020 to December 31, 2022 (as applicable), or expected to be taken in the Funds’ December 31, 2023 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statements of Operations. As of June 30, 2023, the Funds did not incur any interest or penalties.

H. Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee — Rational Advisors, Inc., (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Funds’ sub-advisors are responsible for the day-to-day management of each Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

Fund	Advisory Fee Tiered Annual Rate
	Rate for the First $500 Million	Rate for the Next $500 Million	Rate for Excess Over $1 Billion
Equity Armor	0.75%	0.70%	0.65%
Dynamic Brands	0.75%	0.70%	0.65%

	Advisory Fee Annual Rate
Tactical Return	1.75%
Strategic Allocation	0.10%
ReSolve Adaptive	1.75%
Pier 88	0.85%
Special Situations	1.50%
Inflation Growth	1.25%

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund (other than Equity Armor) to the extent necessary in order to limit each Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage commissions and trading costs, interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, non-routine or extraordinary expenses (such as litigation or reorganizational costs), and with respect to Special Situations only, costs and expenses of litigation or claims on behalf of Special Situations regarding portfolio investments initiated (or threatened) by the investment advisor or sub-advisor, as listed below:

	Expense Caps			Expiration
Fund	Institutional Class Shares	Class A Shares	Class C Shares
Tactical Return	1.99%	2.24%	2.99%	April 30, 2024
Dynamic Brands	1.24%	1.49%	2.24%	April 30, 2024
Strategic Allocation	0.45%	0.70%	1.45%	April 30, 2024
ReSolve Adaptive	1.97%	2.22%	2.97%	April 30, 2024
Pier 88	0.99%	1.24%	1.99%	April 30, 2024
Special Situations	1.75%	2.00%	2.75%	April 30, 2024
Inflation Growth	1.49%	1.74%	2.49%	April 30, 2024

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2023, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

Fund	Reimbursed	June 30, 2023
Equity Armor	$135,785	2023
	38,723	2024
	—	2025
Tactical Return	127,155	2023
	104,062	2024
	91,334	2025
Dynamic Brands	—	2023
	—	2024
	—	2025
Strategic Allocation	72,877	2023
	67,124	2024
	86,462	2025
ReSolve Adaptive	137,538	2023
	125,327	2024
	117,342	2025
Pier 88	155,789	2023
	174,835	2024
	193,523	2025
Special Situations	159,379	2023
	119,447	2024
	152,205	2025
Inflation Growth	—	2023
	52,120	2024
	107,456	2025

The Independent Trustees are paid quarterly retainers for their service on the Board of Trustees and on the Risk and Compliance/Investment Committee, and receive compensation for each special meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Chairman of the Board of Trustees of the Trust, and the Chairman of the Trust’s Audit Committee and Risk and Compliance/Investment Committee receive an additional quarterly retainer. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for Class A shares and up to 1.00% for Class C shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b -1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC., the Funds’ distributor (the “Distributor or NLD”), and the Advisor for distribution related expenses. For the six months ended June 30, 2023, the amounts accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Equity Armor	$11,342	$7,490
Tactical Return	10,077	36,461
Dynamic Brands	16,027	15,586
Strategic Allocation	7,825	4
ReSolve Adaptive	3,379	12,770
Pier 88	2,125	1,435
Special Situations	85,604	171,879
Inflation Growth	850	164

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

Shareholder Servicing Fees – The Trust has adopted a Shareholder Services Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional, Class A and Class C Shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and are reflected as such on the Statements of Operations. The Funds also pay UFS for any out-of-pocket expenses. Officers of the Trust are also employees of UFS and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses on the Statements of Operations.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund, an affiliate of the Advisor, provides the Funds with various management and legal administrative services (“Management Services Agreement”). For these services, the Funds pay MFund as of the last day of each month an annualized asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Management service fees.”

Pursuant to the Compliance Services Agreement, MFund, an affiliate of the Advisor, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund as of the last day of each month annualized base fees plus an annualized asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

Affiliated Funds — Affiliated companies are mutual funds that are advised by Catalyst Capital Advisors, AlphaCentric Advisors, LLC or Rational Advisors, Inc. Companies that are affiliates of the Funds at June 30, 2023, are noted in Strategic Allocation’s Schedule of Investments. A summary of these investments in affiliated funds is set forth below:

	Shares Balance					Change in	Dividends	Amount of Gain
	December 31,			Shares Balance		Unrealized	Credited to	(Loss) Realized on
Fund	2022	Purchases	Sales	June 30, 2023	Fair Value	Gain/(Loss)	Income	Sale of Shares
AlphaCentric Income Opportunities Fund, Inst. Sh.	36,557	1,046	37,603	—	$—	$7,470	$9,241	$(8,158)
Catalyst Enhanced Income Strategy Fund, Inst. Sh.	137,375	4,090	141,465	—	—	(144,277)	23,412	(187,977)
Catalyst Insider Income Fund Inst. Sh.	95,940	132,567	34,325	194,182	1,714,630	(22,465)	38,625	1,716
Catalyst Systematic Alpha Fund	—	30,965	—	30,965	388,636	(954)	526	—
Catalyst/CIFC Floating Rate Income Fund	93,531	128,785	—	222,316	2,016,407	(23,083)	42,299	—
Rational Special Situations Income Fund, Inst. Sh.	72,453	1,719	74,172	—	—	(90,683)	31,660	(90,779)
Rational/Pier 88 Convertible Securities Fund CL. I	121,625	76,297	—	197,922	2,004,954	32,775	15,045	—
Total	557,481	375,469	287,565	645,385	$6,124,627	$(241,217)	$160,808	$(285,198)

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

(4)	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2023, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Equity Armor	$202,346,787	$216,063,766
Tactical Return	—	—
Dynamic Brands	41,864,495	44,474,978
Strategic Allocation	3,577,517	3,306,176
ReSolve Adaptive	—	—
Pier 88	110,807,852	109,246,943
Special Situations	105,065,968	15,492,896
Inflation Growth	149,940	312,081

(5)	INVESTMENT RISK

Market Risk – Overall market risks may also affect the value of a Fund. The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

In accordance with its investment objectives and through its exposure to futures contracts, each of Equity Armor, Strategic Allocation, ReSolve Adaptive and Inflation Growth may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

In accordance with its investment objectives and through its exposure to options, Tactical Return and Equity Armor may have increased or decreased exposure to Option Risk factors defined below:

Options Risk – Tactical Return and Equity Armor are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Activist Strategies Risk – As part of Special Situation’s principal investment strategy, the Sub-Advisor seeks to identify “special situations” where it can seek to remedy legal, technical or structural issues it has identified in the securities held by the Fund through activist strategies, including through litigation or the threat of litigation. Such activist strategies may not be successful and may have a negative impact on the Fund, including causing the Fund to incur legal related costs and expenses and portfolio turnover if the Sub-Advisor determines to sell such securities.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

(6)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including options written), and its respective gross unrealized appreciation and depreciation at June 30, 2023, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Equity Armor	$42,619,090	$3,500,107	$(54,724)	$3,445,383
Tactical Return	111,296,907	159,870	(260,879)	(101,009)
Dynamic Brands	43,847,881	10,211,393	(2,352,103)	7,859,290
Strategic Allocation	7,244,820	164,027	(182,513)	(18,486)
ReSolve Adaptive	115,058,481	4,913,849	(4,132,336)	781,513
Pier 88	104,198,157	1,785,600	(4,133,729)	(2,348,129)
Special Situations	868,672,849	22,014,349	(69,768,501)	(47,754,152)
Inflation Growth	3,528,070	250,629	(363,583)	(112,954)

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2022 and December 31, 2021 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2022	Income	Capital Gains	Capital	Total
Equity Armor	$484,752	$—	$—	$484,752
Tactical Return	59,296	576,582	—	635,878
Dynamic Brands	2,896,870	—	—	2,896,870
Strategic Allocation	306,907	235,138	—	542,045
ReSolve Adaptive	672,205	—	—	672,205
Pier 88	2,457,919	—	—	2,457,919
Special Situations	47,060,516	—	—	47,060,516
Inflation Growth	11,627	2,082	—	13,709

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2021	Income	Capital Gains	Capital	Total
Equity Armor	$825,350	$—	$—	$825,350
Tactical Return	170,878	10,584,404	—	10,755,282
Dynamic Brands	6,465,633	3,298,116	—	9,763,749
Strategic Allocation	681,214	754,830	—	1,436,044
ReSolve Adaptive	8,865,209	—	—	8,865,209
Pier 88	5,673,975	2,900,416	—	8,574,391
Special Situations	28,362,084	—	23,176	28,385,260
Inflation Growth	15,445	17	—	15,462

As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficits)
Equity Armor	$40,314	$—	$(1,462,288)	$(3,999,798)	$—	$3,104,093	$(2,317,679)
Tactical Return	—	630,340	—	(1,999,811)	—	(762,901)	(2,132,372)
Dynamic Brands	—	—	(720,827)	(17,323,256)	—	(1,268,251)	(19,312,334)
Strategic Allocation	130,215	—	(434,576)	(2,269,128)	—	(258,463)	(2,831,952)
ReSolve Adaptive	—	—	(7,070,133)	(426,884)	—	(805,569)	(8,302,586)
Pier 88	254,979	—	(493,741)	(3,699,385)	—	(3,196,576)	(7,134,723)
Special Situations	2,741,738	—	—	(12,559,940)	—	(44,714,311)	(54,532,513)
Inflation Growth	13,941	—	(103,771)	(25,509)	—	(90,734)	(206,073)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures and Section 1256 option contracts, and adjustments for C-Corporation return of capital distributions, partnerships and perpetual bonds, trust preferred securities, income on contingent convertible debt securities, and Section 305(c) deemed dividend distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $22,990 for the Resolve Adaptive Asset Allocation Fund.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Equity Armor	$1,462,288
Tactical Return	—
Dynamic Brands	720,827
Strategic Allocation	434,576
ReSolve Adaptive	7,070,133
Pier 88	493,741
Special Situations	—
Inflation Growth	103,771

At December 31, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized in the current year as follows:

				Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
Equity Armor	$3,999,798	$—	$3,999,798	$57,539
Tactical Return*	249,992	1,749,819	1,999,811	92,691
Dynamic Brands	16,407,467	915,789	17,323,256	—
Strategic Allocation	914,075	1,355,053	2,269,128	—
ReSolve Adaptive	426,884	—	426,884	2,979,792
Pier 88	3,699,385	—	3,699,385	—
Special Situations	11,748,235	811,705	12,559,940	—
Inflation Growth	23,844	1,665	25,509	—

*	The Rational Tactical Return Fund experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $92,691 per year.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, non-deductible expenses, distributions in excess, and adjustments for the Resolve Adaptive Asset Allocation Fund’s wholly owned subsidiary, which has a November 30 tax year end, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2022 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Equity Armor	$—	$—
Tactical Return	(1,738,285)	1,738,285
Dynamic Brands	(166,753)	166,753
Strategic Allocation	—	—
ReSolve Adaptive	(12,121,791)	12,121,791
Pier 88	—	—
Special Situations	—	—
Inflation Growth	(176)	176

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

(8)	LINE OF CREDIT

Effective December 8, 2022, the Trust has a $100,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on a monthly basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

During the six months ended June 30, 2023, the average amount of borrowings outstanding based on days borrowed was as follows:

	Average	Maximum		Average	Current
	borrowings	Outstanding	Interest	borrowings	Interest
Fund	outstanding	balance	Expense*	rate	Rate
Equity Armor	$1,324,167	$610,000	$3,425	7.76%
Dynamic Brands	232,318	3,206,000	1,073	7.56%	8.25	%**
Strategic Allocation	—	—	—	—

*	Includes interest expenses for borrowings on the line of credit and may not agree to the Statement of Operations, which may include overdraft fees, line of credit fees and broker interest.

**	Fund has Borrowings of $5,000 as of 6/30/2023.

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Equity	Tactical	Dynamic	Strategic	ReSolve	Pier	Special	Inflation
	Armor	Return	Brands	Allocation	Adaptive	88	Situations	Growth
Jerry and Isobel Szilagyi	—	—	—	—	—	—	—	28.58%
NFS LLC(1)	30.90%	27.50%	29.18%	82.42%	29.84%	79.07%	—	—
Charles Schwab (1)	—	—	—	—	38.02%	—	27.87%	—
LPL Financial (1)	—	28.10%	—	—	—	—	—	—
TD Ameritrade	27.49%	—	—	—	—	—	—	—
Pershing	—	—	—	—	—	—	—	30.85%

(1)	This owner is comprised of multiple investors and accounts.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023	SEMI-ANNUAL REPORT

(10)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Resolve Adaptive will be directly affected by the performance of the First American US Treasury Money Market Fund, including the Schedule of Investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2023, the percentage of Resolve Adaptive’ s net assets invested in First American US Treasury Money Market Fund were 28.0%.

(11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RATIONAL FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period 01/01/23 and held for the entire period through 6/30/23

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account Value	Account Value	Expenses Paid	Account Value	Expenses Paid
	Expense Ratio	01/01/2023	6/30/2023	During Period *	6/30/2023	During Period *
Rational Equity Armor Fund - Class A	1.59%	$1,000.00	$984.70	$7.43	$1,017.31	$7.55
Rational Equity Armor Fund - Class C	2.28%	1,000.00	981.00	10.81	1,013.88	10.99
Rational Equity Armor Fund - Institutional	1.32%	1,000.00	986.70	6.11	1,018.65	6.21
Rational Tactical Return Fund - Class A	2.25%	1,000.00	1,019.40	11.27	1,013.64	11.23
Rational Tactical Return Fund - Class C	3.00%	1,000.00	1,015.30	14.99	1,009.92	14.95
Rational Tactical Return Fund - Institutional	2.00%	1,000.00	1,020.60	10.02	1,014.88	9.99
Rational Dynamic Brands Fund - Class A	1.50%	1,000.00	1,213.90	8.23	1,017.36	7.50
Rational Dynamic Brands Fund - Class C	2.25%	1,000.00	1,209.20	12.32	1,013.64	11.23
Rational Dynamic Brands Fund - Institutional	1.25%	1,000.00	1,215.40	6.87	1,018.60	6.26
Rational Strategic Allocation Fund - Class A	0.72%	1,000.00	1,156.80	3.85	1,021.22	3.61
Rational Strategic Allocation Fund - Class C	1.47%	1,000.00	1,153.00	7.85	1,017.50	7.35
Rational Strategic Allocation Fund - Insitutional	0.47%	1,000.00	1,159.20	2.52	1,022.46	2.36
Rational/ReSolve Adaptive Asset Allocation Fund - Class A	2.23%	1,000.00	979.70	10.95	1,013.74	11.13
Rational/ReSolve Adaptive Asset Allocation Fund - Class C	2.98%	1,000.00	976.10	14.60	1,010.02	14.85
Rational/ReSolve Adaptive Asset Allocation Fund - Institutional	1.98%	1,000.00	980.80	9.72	1,014.98	9.89
Rational/Pier 88 Convertible Securities Fund - Class A	1.24%	1,000.00	1,002.60	6.16	1,018.65	6.21
Rational/Pier 88 Convertible Securities Fund - Class C	1.99%	1,000.00	998.40	9.86	1,014.93	9.94
Rational/Pier 88 Convertible Securities Fund - Institutional	0.99%	1,000.00	1,004.00	4.92	1,019.89	4.96
Rational Special Situations Income Fund - Class A	2.01%	1,000.00	1,026.00	10.10	1,014.83	10.04
Rational Special Situations Income Fund - Class C	2.75%	1,000.00	1,021.80	13.79	1,011.16	13.71
Rational Special Situations Income Fund - Institutional	1.75%	1,000.00	1,026.70	8.79	1,016.12	8.75
Rational Inflation Growth Fund - Class A	1.78%	1,000.00	1,002.60	8.84	1,015.97	8.90
Rational Inflation Growth Fund - Class C	2.52%	1,000.00	998.40	12.49	1,012.30	12.57
Rational Inflation Growth Fund - Institutional	1.52%	1,000.00	1,004.00	7.55	1,017.26	7.60

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

RATIONAL FUNDS
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
June 30, 2023

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

Rev. June 2022

FACTS	WHAT DOES MUTUAL FUND & VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund & Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund & Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

What we do:
How does Mutual Fund & Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund & Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund & Variable Insurance Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     Mutual Fund & Variable Insurance Trust doesn’t share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund & Variable Insurance Trust doesn’t jointly market.

QUESTIONS?	Call 1-800-253-0412

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Rational-SAR23

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Michael Schoonover
Michael Schoonover, President and Principal Executive Officer

Date	09/07/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Schoonover
Michael Schoonover, President and Principal Executive Officer

Date	09/07/2023

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	09/07/2023